UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2025

Item 1:	Report(s) to Shareholders.

Class A

CFBAX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9060-A

03/25

Class C

CFBCX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.25%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9061-C

03/25

Class F

CFLFX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9062-F

03/25

Class F3

CFLNX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.42%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9064-F3

03/25

Class I

CFLIX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9063-I

03/25

Class R3

CFLQX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.95%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9065-R3

03/25

Class R4

CFBRX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9066-R4

03/25

Class R5

CFBTX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9067-R5

03/25

Class R6

CFBUX

Lord Abbett Climate Focused Bond Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9068-R6

03/25

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9080-A

03/25

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.90%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9081-C

03/25

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.90%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9082-F

03/25

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$43	0.84%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9083-F3

03/25

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9084-I

03/25

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.84%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9088-R6

03/25

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/SMADocuments

This semi-annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$33,044,497
# of Portfolio Holdings	113
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.28%
  A-0.88%
  AA+0.36%
  B2.80%
  B-0.98%
  B+2.55%
  BB3.66%
  BB-2.03%
  BB+4.22%
  BBB15.42%
  BBB-12.31%
  BBB+16.30%
  CCC+0.06%
  NR35.15%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

TSR-SA-7000-CF

03/25

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9269-A

03/25

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.15%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9270-C

03/25

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.35%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9271-F

03/25

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9272-F3

03/25

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9273-I

03/25

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$18	0.35%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9277-R5

03/25

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9278-R6

03/25

Class A

LAAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9250-A

03/25

Class C

LCAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9251-C

03/25

Class F

LAFGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9252-F

03/25

Class F3

LOAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.66%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9253-F3

03/25

Class I

LIAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9254-I

03/25

Class R3

LRAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.20%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9255-R3

03/25

Class R4

LASGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.95%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9256-R4

03/25

Class R5

LTAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9257-R5

03/25

Class R6

LAVGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9258-R6

03/25

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9050-A

03/25

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.39%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9051-C

03/25

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9052-F

03/25

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.36%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9054-F3

03/25

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9053-I

03/25

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49	0.95%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9055-R3

03/25

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9056-R4

03/25

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9057-R5

03/25

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.36%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9058-R6

03/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2025

Table of Contents

Schedules of Investments (Item 7):

1	Climate Focused Bond Fund

15	Emerging Markets Equity Fund

21	International Growth Fund

26	Investment Grade Floating Rate Fund

54	Short Duration High Yield Fund

92	Statements of Assets and Liabilities (Item 7)

96	Statements of Operations (Item 7)

98	Statements of Changes in Net Assets (Item 7)

104	Financial Highlights (Item 7)

120	Notes to Financial Statements (Item 7)

147	Changes in and Disagreements with Accountants (Item 8)

147	Proxy Disclosures (Item 9)

147	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 95.50%

ASSET-BACKED SECURITIES 0.27%

Other 0.27%
Stream Innovations Issuer Trust Series 2024-2A Class A† (cost $89,403)	5.21%		2/15/2045		$89,425	$89,582

CONVERTIBLE BONDS 0.21%

Environmental Control 0.07%
Tetra Tech, Inc.	2.25%		8/15/2028		20,000	22,613

REITS 0.14%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon		5/1/2025		42,000	45,780
Total Convertible Bonds (cost $61,834)						68,393

CORPORATE BONDS 55.91%

Auto Manufacturers 0.83%
Ford Motor Co.	3.25%		2/12/2032		192,000	160,747
Hyundai Capital America†	5.80%		6/26/2025		112,000	112,410
Total						273,157

Auto Parts & Equipment 2.26%
Aptiv Swiss Holdings Ltd. (Switzerland)(a)	4.35%		3/15/2029		99,000	96,198
BorgWarner, Inc.(b)	5.40%		8/15/2034		120,000	118,656
Dana, Inc.	4.25%		9/1/2030		142,000	134,796
Denso Corp. (Japan)†(a)	4.42%		9/11/2029		200,000	196,821
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	96,489
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	96,490
Total						739,450

Banks 5.74%
AIB Group PLC	4.625% (5 yr. EUR Swap + 1.90%	)#	5/20/2035	EUR	100,000	107,749
Banco de Sabadell SA	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	103,694
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026		$200,000	201,686
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		200,000	191,298
Caixa Geral de Depositos SA	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	103,746

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks (continued)
CaixaBank SA	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	$101,605
Danske Bank AS	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	200,000	193,102
ING Groep NV	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	98,579
Intesa Sanpaolo SpA	0.75%		3/16/2028	EUR	100,000	97,358
Kreditanstalt fuer Wiederaufbau	0.875%		9/15/2026	GBP	200,000	234,978
NatWest Group PLC	2.057% (1 yr. U.K. Government Bond + 1.27%	)#	11/9/2028	GBP	300,000	345,047
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026		$100,000	101,149
Total						1,879,991

Building Materials 1.61%
Carrier Global Corp.†	3.625%		1/15/2037	EUR	200,000	205,400
Eco Material Technologies, Inc.†	7.875%		1/31/2027		$51,000	51,917
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.375%		12/15/2030	EUR	200,000	218,161
Owens Corning	3.95%		8/15/2029		$55,000	52,794
Total						528,272

Chemicals 2.49%
Air Liquide Finance SA	0.375%		5/27/2031	EUR	100,000	88,877
Air Products & Chemicals, Inc.	4.85%		2/8/2034		$100,000	97,645
Itelyum Regeneration SpA	4.625%		10/1/2026	EUR	100,000	104,012
Olympus Water U.S. Holding Corp.	9.625%		11/15/2028	EUR	100,000	110,676
SNF Group SACA	2.625%		2/1/2029	EUR	100,000	100,240
SNF Group SACA (France)†(a)	3.125%		3/15/2027		$200,000	190,836
Yara International ASA (Norway)(a)	7.378%		11/14/2032		115,000	125,125
Total						817,411

Commercial Services 0.81%
Global Payments, Inc.	3.20%		8/15/2029		98,000	90,401
Massachusetts Institute of Technology	3.959%		7/1/2038		75,000	67,408
Quanta Services, Inc.	2.35%		1/15/2032		131,000	108,678
Total						266,487

Diversified Financial Services 0.31%
Ayvens Bank NV	0.25%		2/23/2026	EUR	100,000	101,078

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric 10.93%
AES Corp.	2.45%		1/15/2031			$130,000	$108,887
AES Corp.	5.45%		6/1/2028			56,000	56,459
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC†	5.625%		2/15/2032		EUR	200,000	213,905
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			$96,000	90,283
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	66,475
ContourGlobal Power Holdings SA†(c)	5.00%		2/28/2030		EUR	100,000	105,639
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029			$200,000	200,217
Engie SA	0.375%		6/21/2027		EUR	100,000	98,257
Engie SA	3.625%		1/11/2030		EUR	100,000	106,386
Fingrid OYJ	2.75%		12/4/2029		EUR	200,000	206,700
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(d)	EUR	100,000	100,036
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(d)	EUR	100,000	100,036
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$147,000	134,205
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			144,000	121,660
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	28,313
New York State Electric & Gas Corp.†	5.65%		8/15/2028			120,000	123,191
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	42,753
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			131,000	124,413
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			119,000	112,584
Ren Finance BV	0.50%		4/16/2029		EUR	100,000	93,109
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(a)	4.50%		7/14/2028			$200,000	186,869
Scottish Hydro Electric Transmission PLC	5.50%		1/15/2044		GBP	105,000	125,364
Solar Star Funding LLC†	5.375%		6/30/2035			$69,810	69,914
Sorik Marapi Geothermal Power PT (Indonesia)†(a)	7.75%		8/5/2031			200,000	197,500
Southwestern Public Service Co.	3.75%		6/15/2049			50,000	36,117
SSE PLC	4.00%		9/5/2031		EUR	200,000	216,653
Statkraft AS	3.125%		12/13/2031		EUR	200,000	207,943
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032		EUR	100,000	86,856
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032		EUR	100,000	86,856
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029			$48,000	49,881
Tucson Electric Power Co.	1.50%		8/1/2030			60,000	50,008
Union Electric Co.	5.125%		3/15/2055			38,000	34,738
Total							3,582,207

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electrical Components & Equipment 0.33%
Acuity Brands Lighting, Inc.	2.15%		12/15/2030		$125,000	$107,083

Electronics 0.16%
Hubbell, Inc.	3.50%		2/15/2028		55,000	52,960

Energy-Alternate Sources 2.38%
Continental Wind LLC†	6.00%		2/28/2033		94,499	95,923
EEW Energy from Waste GmbH	0.361%		6/30/2026	EUR	200,000	199,514
Scatec ASA	5.498% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	104,000
Sunnova Energy Corp.†	5.875%		9/1/2026		$97,000	79,288
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		184,448	147,848
TerraForm Power Operating LLC†	4.75%		1/15/2030		103,000	95,246
Topaz Solar Farms LLC†	5.75%		9/30/2039		58,760	57,312
Total						779,131

Engineering & Construction 0.54%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		173,000	176,441

Environmental Control 1.67%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	53,808
FCC Servicios Medio Ambiente Holding SA	1.661%		12/4/2026	EUR	100,000	101,379
GFL Environmental, Inc. (Canada)†(a)	6.75%		1/15/2031		$117,000	121,522
Madison IAQ LLC†	5.875%		6/30/2029		54,000	52,113
Veralto Corp.	4.15%		9/19/2031	EUR	200,000	216,975
Total						545,797

Food 0.80%
Kerry Group Financial Services Unltd. Co.	0.875%		12/1/2031	EUR	100,000	90,023
Mondelez International Holdings Netherlands BV	0.625%		9/9/2032	EUR	200,000	171,759
Total						261,782

Forest Products & Paper 0.31%
Ahlstrom Holding 3 OY	3.625%		2/4/2028	EUR	100,000	102,031

Gas 0.32%
National Grid North America, Inc.	4.061%		9/3/2036	EUR	100,000	106,096

Health Care-Products 0.31%
Koninklijke Philips NV	2.125%		11/5/2029	EUR	100,000	100,038

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Services 0.30%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	$65,073
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	34,018
Total						99,091

Insurance 0.28%
AXA SA	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	91,177

Lodging 0.36%
Whitbread Group PLC	2.375%		5/31/2027	GBP	100,000	116,861

Machinery: Construction & Mining 0.49%
Vertiv Group Corp.†	4.125%		11/15/2028		$170,000	161,601

Machinery-Diversified 0.54%
nVent Finance SARL (Luxembourg)(a)	2.75%		11/15/2031		212,000	178,163

Media 1.18%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		200,000	178,928
Ziggo Bond Co. BV†	6.125%		11/15/2032	EUR	200,000	208,253
Total						387,181

Mining 1.24%
Constellium SE†	5.375%		8/15/2032	EUR	200,000	207,845
Novelis Sheet Ingot GmbH†	3.375%		4/15/2029	EUR	200,000	199,149
Total						406,994

Miscellaneous Manufacturing 1.55%
Eaton Corp.	4.15%		3/15/2033		$62,000	58,465
Pentair Finance SARL (Luxembourg)(a)	4.50%		7/1/2029		45,000	44,114
Siemens Financieringsmaatschappij NV	3.375%		8/24/2031	EUR	100,000	107,446
Wabtec Transportation Netherlands BV	1.25%		12/3/2027	EUR	300,000	296,865
Total						506,890

Multi-National 1.23%
CIF Capital Markets Mechanism PLC (United Kingdom)(a)	4.75%		1/22/2028		$200,000	201,316
International Bank for Reconstruction & Development	4.625%		1/15/2032		200,000	201,008
Total						402,324

Municipal 0.75%
Transport for London	2.125%		4/24/2025	GBP	200,000	246,494

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Packaging & Containers 1.53%
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%		11/1/2025			$200,000	$196,216
Owens-Brockway Glass Container, Inc.†(b)	7.25%		5/15/2031			107,000	104,432
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%		8/15/2026			200,000	199,138
Total							499,786

Real Estate 3.74%
Blackstone Property Partners Europe Holdings SARL	1.625%		4/20/2030		EUR	200,000	186,058
Canary Wharf Group Investment Holdings PLC	2.625%		4/23/2025		GBP	200,000	246,275
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	4.75%		3/27/2034		EUR	100,000	109,492
LEG Immobilien SE	0.75%		6/30/2031		EUR	100,000	87,370
Logicor Financing SARL	2.00%		1/17/2034		EUR	200,000	175,261
P3 Group SARL	4.00%		4/19/2032		EUR	100,000	104,149
P3 Group SARL	4.625%		2/13/2030		EUR	100,000	107,505
Prologis International Funding II SA	3.625%		3/7/2030		EUR	200,000	210,641
Total							1,226,751

REITS 4.08%
American Homes 4 Rent LP	5.50%		2/1/2034			$179,000	178,037
Digital Dutch Finco BV	1.00%		1/15/2032		EUR	200,000	174,844
Equinix Europe 2 Financing Corp. LLC	3.25%		3/15/2031		EUR	100,000	102,508
GELF Bond Issuer I SA	3.625%		11/27/2031		EUR	200,000	207,188
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032			$204,000	194,415
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			138,000	122,166
Piedmont Operating Partnership LP	3.15%		8/15/2030			180,000	154,885
Vornado Realty LP	2.15%		6/1/2026			165,000	157,822
Weyerhaeuser Co.	6.875%		12/15/2033			40,000	44,328
Total							1,336,193

Sovereign 0.52%
European Union	1.25%		2/4/2043		EUR	226,755	170,564

Telecommunications 1.59%
Koninklijke KPN NV	4.875% (5 yr. EURIBOR ICE Swap + 1.97%	)#	–	(d)	EUR	100,000	107,248
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	198,893
Vmed O2 U.K. Financing I PLC†	4.50%		7/15/2031		GBP	200,000	213,619
Total							519,760

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation 2.81%
Deutsche Bahn Finance GmbH	0.95% (5 yr. EUR Swap + 1.26%	)#	–	(d)	EUR	100,000	$103,263
East Japan Railway Co.	3.533%		9/4/2036		EUR	200,000	210,161
Ferrovie dello Stato Italiane SpA	0.375%		3/25/2028		EUR	100,000	96,410
Getlink SE	3.50%		10/30/2025		EUR	100,000	103,748
Hamburger Hochbahn AG	0.125%		2/24/2031		EUR	100,000	87,891
Ile-de-France Mobilites	0.40%		5/28/2031		EUR	100,000	87,997
Mobico Group PLC	3.625%		11/20/2028		GBP	200,000	229,991
Total							919,461

Water 1.92%
American Water Capital Corp.	2.80%		5/1/2030			$62,000	55,811
Holding d’Infrastructures des Metiers de l’Environnement	4.875%		10/24/2029		EUR	230,000	244,471
Suez SACA	2.875%		5/24/2034		EUR	100,000	97,803
Suez SACA	6.625%		10/5/2043		GBP	100,000	131,459
Veolia Environnement SA	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(d)	EUR	100,000	97,995
Total							627,539
Total Corporate Bonds (cost $19,050,819)							18,316,242

FLOATING RATE LOANS(e) 1.52%

Auto Parts & Equipment 0.33%
Clarios Global LP 2025 USD Term Loan B (Canada)(a)	7.086% (1 mo. USD Term SOFR + 2.75%	)	1/14/2032			$106,000	106,353

Building & Construction 0.07%
Legence Holdings LLC 2021 Term Loan	7.912% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027			23,207	23,347

Building Materials 0.32%
ECO MATERIAL TECH, Inc. Term Loan	–	(f)	1/30/2032			67,500	67,922	(g)
Hobbs & Associates LLC Delayed Draw Term Loan	7.645% (3 mo. USD Term SOFR + 3.25%	)	7/23/2031			3,355	3,381
Hobbs & Associates LLC Term Loan B	7.562% (1 mo. USD Term SOFR + 3.25%	)	7/23/2031			33,637	33,894
Total							105,197

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services 0.26%
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	6.336% (6 mo. EURIBOR + 3.75%	)	11/29/2029	EUR	33,371	$34,905
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B5	6.782% (3 mo. EURIBOR + 3.75%	)	7/15/2029	EUR	46,967	49,136
Total						84,041

Electric: Generation 0.08%
Constellation Renewables LLC 2020 Term Loan	6.764% (3 mo. USD Term SOFR + 2.25%	)	12/15/2027		$26,886	26,979
Energy: Alternate Sources 0.15%
TerraForm Power Operating LLC 2023 Term Loan B	6.929% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		49,707	49,971

Engineering & Construction 0.15%
Service Logic Acquisition, Inc. 2024 Term Loan B	7.791% - 7.81% (1 mo. USD Term SOFR + 3.500%	)
	(3 mo. USD Term SOFR + 3.500%	)	10/29/2027		49,494	49,927

Integrated Energy 0.05%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	9.59% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028		17,706	14,696

Machinery 0.07%
Array Technologies, Inc. Term Loan B	7.675% (1 mo. USD Term SOFR + 3.25%	)	10/14/2027		23,971	24,042

Retail 0.04%
Thermostat Purchaser III, Inc. 2024 Term Loan B	8.579% (3 mo. USD Term SOFR + 4.25%	)	8/31/2028		13,584	13,678
Total Floating Rate Loans (cost $500,962)						498,231

FOREIGN GOVERNMENT OBLIGATIONS 29.58%

Australia 0.82%
Australia Government Bonds	4.25%		6/21/2034	AUD	437,000	268,675

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Canada 0.89%
Canadian Government Bond	3.50%	3/1/2034	CAD	246,000	$175,493
Ontario Teachers’ Finance Trust	4.15%	11/1/2029	CAD	160,000	115,276
Total					290,769

Chile 0.32%
Chile Government International Bonds	0.83%	7/2/2031	EUR	117,000	103,151

Finland 0.71%
Kuntarahoitus OYJ	1.50%	5/17/2029	EUR	235,000	233,718

France 3.13%
Action Logement Services	0.50%	10/30/2034	EUR	200,000	157,973
French Republic Government Bonds OAT	0.50%	6/25/2044	EUR	430,266	258,253
French Republic Government Bonds OAT	1.75%	6/25/2039	EUR	194,320	163,602
French Republic Government Bonds OAT	3.00%	6/25/2049	EUR	301,854	280,870
Ile-de-France Mobilites	0.40%	5/28/2031	EUR	100,000	87,997
SNCF Reseau	0.75%	5/25/2036	EUR	100,000	76,931
Total					1,025,626

Germany 11.40%
Bundesobligation	2.10%	4/12/2029	EUR	840,000	868,883
Bundesrepublik Deutschland Bundesanleihe	Zero Coupon	8/15/2030	EUR	1,224,315	1,128,111
Bundesrepublik Deutschland Bundesanleihe	1.80%	8/15/2053	EUR	230,000	196,619
Bundesrepublik Deutschland Bundesanleihe	2.30%	2/15/2033	EUR	1,490,722	1,542,407
Total					3,736,020

Hungary 0.30%
Hungary Government International Bonds	4.875%	3/22/2040	EUR	95,000	98,400

Italy 3.67%
Italy Buoni Poliennali Del Tesoro	1.50%	4/30/2045	EUR	755,000	521,219
Italy Buoni Poliennali Del Tesoro	4.00%	10/30/2031	EUR	237,000	259,964
Italy Buoni Poliennali Del Tesoro	4.00%	4/30/2035	EUR	389,000	422,675
Total					1,203,858

Japan 2.09%
Development Bank of Japan, Inc.	2.625%	9/11/2028	EUR	100,000	103,858
Development Bank of Japan, Inc.(a)	4.375%	9/22/2025		$200,000	199,633
Japan Bank for International Cooperation(a)	1.625%	1/20/2027		200,000	189,639
Japan Finance Organization for Municipalities	Zero Coupon	2/2/2028	EUR	200,000	192,105
Total					685,235

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Peru 0.50%
Peru Government International Bonds(a)	3.00%		1/15/2034		$200,000	$162,661

Romania 0.38%
Romania Government International Bonds	5.625%		2/22/2036	EUR	125,000	123,268

South Korea 0.61%
Korea Electric Power Corp.†(a)	4.875%		1/31/2027		$200,000	200,945

Spain 2.17%
Adif Alta Velocidad	0.55%		4/30/2030	EUR	200,000	183,183
Autonomous Community of Madrid	2.822%		10/31/2029	EUR	190,000	197,702
Spain Government Bonds	1.00%		7/30/2042	EUR	468,000	328,432
Total						709,317

Sweden 0.64%
Kommuninvest I Sverige AB	3.00%		9/15/2027	EUR	200,000	210,540

United Kingdom 1.95%
U.K. Gilts	0.875%		7/31/2033	GBP	491,000	457,288
U.K. Gilts	1.50%		7/31/2053	GBP	314,000	182,569
Total						639,857
Total Foreign Government Obligations (cost $10,308,158)						9,692,040

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.27%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2 (Cost $91,506)	3.123%	#(h)	8/25/2032		$100,000	89,532

MUNICIPAL BONDS 1.24%

Sales Tax 0.19%
Dallas Area Rapid Transit TX	2.534%		12/1/2036		80,000	62,120

Taxable Revenue - Water & Sewer 1.05%
City of Aurora Water Revenue CO	2.348%		8/1/2036		30,000	23,013
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040		75,000	55,390
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039		50,000	49,531
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040		100,000	103,184
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036		20,000	15,627

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Taxable Revenue - Water & Sewer (continued)
New York City Municipal Water Finance Authority NY	5.75%	6/15/2041	$50,000	$50,155
San Diego County Water Authority CA	1.951%	5/1/2034	60,000	46,569
Total				343,469
Total Municipal Bonds (cost $532,781)				405,589

U.S. TREASURY OBLIGATIONS 6.50%
U.S. Treasury Notes (cost $2,132,456)	4.25%	11/30/2026	2,127,500	2,128,996
Total Long-Term Investments (cost $32,767,919)				31,288,605

SHORT-TERM INVESTMENTS 2.63%

REPURCHASE AGREEMENTS 1.93%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $643,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $645,998; proceeds: $633,331 (cost $633,223)			633,223	633,223

TIME DEPOSITS 0.07%
CitiBank N.A.(i) (cost $22,821)			22,821	22,821

			Shares

MONEY MARKET FUNDS 0.63%
Fidelity Government Portfolio(i) (cost $205,391)			205,391	205,391
Total Short-Term Investments (cost $861,435)				861,435
Total Investments in Securities 98.13% (cost $33,629,354)				32,150,040
Other Assets and Liabilities - Net(j) 1.87%				612,549
Net Assets 100.00%				$32,762,589

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $6,062,254, which represents 18.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2025.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2025.
(f)	Interest Rate to be determined.
(g)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at January 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	3/14/2025	42,000	$51,680	$52,069	$389
Euro	Buy	Morgan Stanley	2/20/2025	187,000	191,865	194,134	2,269
Euro	Buy	Morgan Stanley	2/20/2025	100,000	103,157	103,815	658
Euro	Buy	State Street Bank and Trust	2/20/2025	251,000	258,941	260,576	1,635
Australian dollar	Sell	State Street Bank and Trust	2/21/2025	440,000	289,822	273,562	16,260
British pound	Sell	Barclays Bank plc	3/14/2025	93,000	118,505	115,297	3,208
British pound	Sell	State Street Bank and Trust	3/14/2025	1,970,000	2,501,348	2,442,303	59,045
British pound	Sell	State Street Bank and Trust	3/14/2025	199,000	253,587	246,710	6,877
Canadian dollar	Sell	Morgan Stanley	3/7/2025	450,000	323,092	310,042	13,050
Euro	Sell	Bank of America	2/20/2025	201,000	211,743	208,668	3,075
Euro	Sell	Barclays Bank plc	2/20/2025	182,000	191,179	188,943	2,236
Euro	Sell	Morgan Stanley	2/20/2025	100,000	105,080	103,815	1,265
Euro	Sell	State Street Bank and Trust	2/20/2025	15,435,000	16,426,776	16,023,836	402,940
Euro	Sell	State Street Bank and Trust	2/20/2025	298,000	316,696	309,369	7,327
Euro	Sell	State Street Bank and Trust	2/20/2025	100,000	106,393	103,815	2,578
Euro	Sell	State Street Bank and Trust	2/20/2025	10,000	10,639	10,381	258

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	2/20/2025	104,000	$110,104	$107,968	$2,136
Euro	Sell	State Street Bank and Trust	2/20/2025	32,000	33,954	33,221	733
Euro	Sell	State Street Bank and Trust	2/20/2025	41,000	43,163	42,564	599
Euro	Sell	Toronto Dominion Bank	2/20/2025	162,000	170,955	168,180	2,775
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$529,313

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	3/14/2025	191,000	$238,695	$236,792	$(1,903)
Canadian dollar	Buy	Toronto Dominion Bank	3/7/2025	32,000	22,576	22,048	(528)
Euro	Buy	Bank of America	2/20/2025	182,000	189,322	188,943	(379)
Euro	Buy	Barclays Bank plc	2/20/2025	205,000	213,832	212,821	(1,011)
Euro	Buy	State Street Bank and Trust	2/20/2025	129,000	136,527	133,921	(2,606)
Euro	Buy	Toronto Dominion Bank	2/20/2025	149,000	156,755	154,684	(2,071)
Euro	Buy	Toronto Dominion Bank	2/20/2025	82,000	85,681	85,128	(553)
Euro	Sell	State Street Bank and Trust	2/20/2025	537,000	554,080	557,486	(3,406)
Euro	Sell	State Street Bank and Trust	2/20/2025	96,000	99,527	99,662	(135)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(12,592)

Futures Contracts at January 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2025	6	Short		$(678,940)		$(668,250)	$10,690
U.S. 5-Year Treasury Note	March 2025	15	Short		(1,604,091)		(1,595,859)	8,232
Total Unrealized Appreciation on Futures Contracts								$18,922

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2025	13	Long	EUR	1,769,487	EUR	1,722,760	$(48,475)
Euro-Buxl	March 2025	7	Long		985,978		902,440	(86,662)
Euro-Schatz	March 2025	50	Long		5,364,223		5,340,750	(24,351)
Total Unrealized Depreciation on Futures Contracts								$(159,488)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$89,582	$–	$89,582
Convertible Bonds	–	68,393	–	68,393
Corporate Bonds	–	18,316,242	–	18,316,242
Floating Rate Loans
Building Materials	–	37,275	67,922	105,197
Remaining Industries	–	393,034	–	393,034
Foreign Government Obligations	–	9,692,040	–	9,692,040
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	89,532	–	89,532
Municipal Bonds	–	405,589	–	405,589
U.S. Treasury Obligations	–	2,128,996	–	2,128,996
Short-Term Investments
Repurchase Agreements	–	633,223	–	633,223
Time Deposits	–	22,821	–	22,821
Money Market Funds	205,391	–	–	205,391
Total	$205,391	$31,876,727	$67,922	$32,150,040

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$529,313	$–	$529,313
Liabilities	–	(12,592)	–	(12,592)
Futures Contracts
Assets	18,922	–	–	18,922
Liabilities	(159,488)	–	–	(159,488)
Total	$(140,566)	$516,721	$–	$376,155

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.22%

COMMON STOCKS 95.32%

Australia 0.76%

Metals & Mining
BHP Group Ltd.	1,701	$41,776

Austria 0.98%

Banks
Erste Group Bank AG	877	53,917

Brazil 3.70%

Aerospace & Defense 0.79%
Embraer SA*	4,304	43,968

Banks 0.51%
NU Holdings Ltd. Class A*	2,139	28,320

Broadline Retail 1.36%
MercadoLibre, Inc.*	39	74,965

Metals & Mining 1.04%
Vale SA	6,216	57,618
Total Brazil		204,871

Canada 1.08%

Electronic Equipment, Instruments & Components 0.51%
Celestica, Inc.*	230	28,398

Metals & Mining 0.57%
Teck Resources Ltd. Class B	768	31,396
Total Canada		59,794

China 22.71%

Automobiles 1.53%
BYD Co. Ltd. Class H	2,410	84,688
Investments	Shares	U.S. $ Fair Value
China (continued)

Banks 3.42%
China Construction Bank Corp. Class H	129,773	$105,598
Industrial & Commercial Bank of China Ltd. Class H	122,564	83,426
		189,024

Beverages 0.96%
Kweichow Moutai Co. Ltd. Class A	266	52,849

Broadline Retail 3.17%
Alibaba Group Holding Ltd.	9,733	119,390
JD.com, Inc. Class A	2,742	55,774
		175,164

Electrical Equipment 0.77%
NARI Technology Co. Ltd. Class A	13,420	42,758

Entertainment 1.15%
NetEase, Inc.	2,793	57,411
Tencent Music Entertainment Group ADR	538	6,445
		63,856

Hotels, Restaurants & Leisure 3.49%
Meituan Class B†*	5,678	108,067
Trip.com Group Ltd.*	1,206	84,702
		192,769

Insurance 1.13%
Ping An Insurance Group Co. of China Ltd. Class H	11,132	62,681

Interactive Media & Services 4.55%
Kanzhun Ltd. ADR*	1,574	22,681
Tencent Holdings Ltd.	4,354	229,087
		251,768

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
China (continued)

Marine Transportation 0.86%
SITC International Holdings Co. Ltd.	19,954	$47,454

Real Estate Management & Development 0.91%
KE Holdings, Inc. ADR	2,893	50,425

Textiles, Apparel & Luxury Goods 0.77%
ANTA Sports Products Ltd.	4,014	42,706
Total China		1,256,142

France 1.04%

Oil, Gas & Consumable Fuels 0.72%
TotalEnergies SE	694	40,205

Textiles, Apparel & Luxury Goods 0.32%
LVMH Moet Hennessy Louis Vuitton SE	24	17,554
Total France		57,759

Hong Kong 1.17%

Capital Markets 0.57%
Hong Kong Exchanges & Clearing Ltd.	810	31,703

Machinery 0.60%
Techtronic Industries Co. Ltd.	2,473	33,260
Total Hong Kong		64,963

Hungary 1.52%

Banks
OTP Bank Nyrt	1,362	84,266

India 18.40%

Automobiles 0.75%
Maruti Suzuki India Ltd.	295	41,794
Investments	Shares	U.S. $ Fair Value
India (continued)

Banks 3.19%
HDFC Bank Ltd.	4,547	$89,000
ICICI Bank Ltd. ADR	3,050	87,443
		176,443

Beverages 0.79%
Varun Beverages Ltd.	7,055	43,719

Consumer Finance 0.56%
Shriram Finance Ltd.	4,928	30,831

Electric: Utilities 1.18%
Power Grid Corp. of India Ltd.	18,833	65,402

Health Care Providers & Services 0.98%
Max Healthcare Institute Ltd.	4,422	53,985

Hotels, Restaurants & Leisure 1.89%
ITC Hotels Ltd.*	6,000	11,288
MakeMyTrip Ltd.*	684	74,741
Zomato Ltd.*	7,243	18,344
		104,373

Information Technology Services 1.73%
Persistent Systems Ltd.	343	23,772
Tata Consultancy Services Ltd.	1,515	71,688
		95,460

Insurance 0.43%
PB Fintech Ltd.*	1,202	23,831

Oil, Gas & Consumable Fuels 0.49%
Reliance Industries Ltd.	1,881	27,374

Personal Care Products 0.52%
Hindustan Unilever Ltd.	1,017	28,931

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
India (continued)

Pharmaceuticals 0.93%
Mankind Pharma Ltd.*	755	$21,144
Torrent Pharmaceuticals Ltd.	807	30,409
		51,553

Specialty Retail 0.33%
Trent Ltd.	275	18,177

Tobacco 1.42%
ITC Ltd.	15,229	78,462

Transportation Infrastructure 0.95%
Adani Ports & Special Economic Zone Ltd.	2,425	30,633
GMR Airports Ltd.*	26,264	21,883
		52,516

Wireless Telecommunication Services 2.26%
Bharti Airtel Ltd.	6,696	125,245
Total India		1,018,096

Indonesia 0.93%

Banks 0.65%
Bank Mandiri Persero Tbk. PT	98,300	36,118

Specialty Retail 0.28%
Map Aktif Adiperkasa PT	256,100	15,397
Total Indonesia		51,515

Japan 0.57%

Electronic Equipment, Instruments & Components
TDK Corp.	2,600	31,427

Mexico 2.16%

Banks 1.02%
Grupo Financiero Banorte SAB de CV Class O	8,147	56,300
Investments	Shares	U.S. $ Fair Value
Mexico (continued)

Beverages 0.78%
Fomento Economico Mexicano SAB de CV ADR	504	$43,001

Consumer Finance 0.36%
Gentera SAB de CV	15,158	19,890
Total Mexico		119,191

Peru 1.24%

Banks
Credicorp Ltd.	376	68,846

Philippines 0.88%

Banks
BDO Unibank, Inc.	20,645	48,665

Poland 1.65%

Banks 0.54%
Powszechna Kasa Oszczednosci Bank Polski SA	1,802	29,565

Insurance 1.11%
Powszechny Zaklad Ubezpieczen SA	5,020	61,553
Total Poland		91,118

Singapore 1.09%

Entertainment
Sea Ltd. ADR*	493	60,042

South Africa 1.04%

Banks
Nedbank Group Ltd.	3,916	57,615

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
South Korea 9.66%

Aerospace & Defense 1.58%
Hanwha Aerospace Co. Ltd.*	256	$70,141
LIG Nex1 Co. Ltd.*	112	17,372
		87,513

Automobiles 1.16%
Kia Corp.	922	64,335

Banks 1.42%
KB Financial Group, Inc.	1,255	78,627

Electrical Equipment 1.32%
LS Electric Co. Ltd.*	460	72,665

Life Sciences Tools & Services 1.25%
Samsung Biologics Co. Ltd.†*	93	68,783

Semiconductors & Semiconductor Equipment 0.95%
SK Hynix, Inc.	391	52,640

Technology Hardware, Storage & Peripherals 1.98%
Samsung Electronics Co. Ltd.	3,070	109,641
Total South Korea		534,204

Taiwan 17.00%

Communications Equipment 0.79%
Accton Technology Corp.	1,897	43,562

Electronic Equipment, Instruments & Components 1.42%
Hon Hai Precision Industry Co. Ltd.	14,738	78,695

Semiconductors & Semiconductor Equipment 13.96%
King Yuan Electronics Co. Ltd.	5,215	17,451
MediaTek, Inc.	1,992	86,268
Taiwan Semiconductor Manufacturing Co. Ltd.	20,035	668,630
		772,349
Investments	Shares	U.S. $ Fair Value
Taiwan (continued)

Technology Hardware, Storage & Peripherals 0.83%
Quanta Computer, Inc.	5,761	$45,674
Total Taiwan		940,280

Thailand 1.67%

Health Care Providers & Services 0.58%
Bangkok Dusit Medical Services PCL Class F	46,000	32,101

Wireless Telecommunication Services 1.09%
Advanced Info Service PCL	7,200	60,525
Total Thailand		92,626

Turkey 0.49%

Banks
Akbank TAS	15,119	27,325

United Arab Emirates 1.63%

Energy Equipment & Services 0.49%
ADNOC Drilling Co. PJSC	18,296	26,898

Passenger Airlines 0.64%
Air Arabia PJSC	41,948	35,289

Transportation Infrastructure 0.50%
Salik Co. PJSC	21,156	27,890
Total United Arab Emirates		90,077

United Kingdom 1.43%

Banks
HSBC Holdings PLC	7,666	79,354

United States 2.52%

Information Technology Services 0.58%
Globant SA*	149	31,785

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 1.33%
Shell PLC	2,240	$73,550

Semiconductors & Semiconductor Equipment 0.61%
Broadcom, Inc.	153	33,854
Total United States		139,189
Total Common Stocks (cost $4,382,382)		5,273,058

PREFERRED STOCKS 1.90%

Brazil 1.90%

Banks 1.11%
Itau Unibanco Holding SA	10,662	61,684

Oil, Gas & Consumable Fuels 0.79%
Petroleo Brasileiro SA	6,780	43,726
Total Brazil		105,410
Total Preferred Stocks (cost $101,664)		105,410
Total Investments in Securities 97.22% (cost $4,484,046)		5,378,468
Other Assets and Liabilities – Net(a) 2.78%		153,614
Net Assets 100.00%		$5,532,082

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $176,850, which represents 3.20% of net assets.
(a)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts at January 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hong Kong dollar	Buy	State Street Bank and Trust	2/3/2025	36,142	$4,641	$4,639	$(2)

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$204,871	$–	$–	$204,871
Canada	59,794	–	–	59,794
China	79,551	1,176,591	–	1,256,142
India	217,191	800,905	–	1,018,096
Indonesia	15,397	36,118	–	51,515
Mexico	119,191	–	–	119,191
Peru	68,846	–	–	68,846
Philippines	48,665	–	–	48,665
Singapore	60,042	–	–	60,042
United Arab Emirates	62,187	27,890	–	90,077
United States	65,639	73,550	–	139,189
Remaining Countries	–	2,156,630	–	2,156,630
Preferred Stocks	105,410	–	–	105,410
Total	$1,106,784	$4,271,684	$–	$5,378,468

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2)	–	(2)
Total	$–	$(2)	$–	$(2)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.54%

COMMON STOCKS 97.54%

Australia 2.70%

Health Care Technology 0.66%
Pro Medicus Ltd.	124	$21,221

Industrial REITS 0.61%
Goodman Group	886	19,758

Metals & Mining 0.63%
BHP Group Ltd.	822	20,188

Software 0.80%
WiseTech Global Ltd.	339	25,663
Total Australia		86,830

Austria 1.38%

Banks
BAWAG Group AG†	247	22,328
Erste Group Bank AG	359	22,071
		44,399

Belgium 0.63%

Pharmaceuticals
UCB SA	105	20,428

Brazil 1.69%

Aerospace & Defense 0.55%
Embraer SA ADR*	431	17,658

Broadline Retail 1.14%
MercadoLibre, Inc.*	19	36,522
Total Brazil		54,180

Canada 4.75%

Broadline Retail 0.75%
Dollarama, Inc.	254	24,036
Investments	Shares	U.S. $ Fair Value
Canada (continued)
Electronic Equipment, Instruments & Components 0.87%
Celestica, Inc.*	227	$28,027

Information Technology Services 1.80%
Shopify, Inc. Class A*	496	57,933

Software 1.33%
Constellation Software, Inc.	13	42,515
Total Canada		152,511

China 4.81%

Automobiles 0.70%
BYD Co. Ltd. Class H	641	22,525

Hotels, Restaurants & Leisure 1.65%
Meituan Class B†*	1,635	31,118
Trip.com Group Ltd. ADR*	312	21,893
		53,011

Interactive Media & Services 1.95%
Tencent Holdings Ltd.	1,190	62,612

Textiles, Apparel & Luxury Goods 0.51%
ANTA Sports Products Ltd.	1,540	16,385
Total China		154,533

Denmark 2.64%

Beverages 0.64%
Royal Unibrew AS	298	20,599

Biotechnology 0.51%
Zealand Pharma AS*	162	16,462

Pharmaceuticals 1.49%
Novo Nordisk AS Class B	565	47,700
Total Denmark		84,761

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
France 9.26%

Aerospace & Defense 1.54%
Safran SA	199	$49,331

Chemicals 1.29%
Air Liquide SA	238	41,574

Health Care Equipment & Supplies 1.79%
EssilorLuxottica SA	209	57,362

Information Technology Services 0.57%
Capgemini SE	100	18,253

Media 0.70%
Publicis Groupe SA	212	22,547

Personal Care Products 1.05%
L’Oreal SA	91	33,764

Textiles, Apparel & Luxury Goods 2.32%
LVMH Moet Hennessy Louis Vuitton SE	102	74,603
Total France		297,434

Germany 6.91%

Aerospace & Defense 1.17%
Rheinmetall AG	48	37,528

Electrical Equipment 0.88%
Siemens Energy AG*	478	28,440

Software 3.83%
SAP SE	447	123,182

Textiles, Apparel & Luxury Goods 1.03%
adidas AG	125	32,957
Total Germany		222,107

Hong Kong 1.18%

Insurance 0.61%
AIA Group Ltd.	2,800	19,685
Investments	Shares	U.S. $ Fair Value
Hong Kong (continued)

Machinery 0.57%
Techtronic Industries Co. Ltd.	1,350	$18,156
Total Hong Kong		37,841

India 5.17%

Banks 1.10%
ICICI Bank Ltd. ADR	1,236	35,436

Beverages 0.63%
Varun Beverages Ltd.	3,234	20,041

Electric: Utilities 0.49%
Power Grid Corp. of India Ltd.	4,561	15,839

Health Care Providers & Services 0.51%
Max Healthcare Institute Ltd.	1,331	16,249

Hotels, Restaurants & Leisure 0.85%
MakeMyTrip Ltd.*	251	27,427

Pharmaceuticals 0.45%
Mankind Pharma Ltd.*	520	14,562

Wireless Telecommunication Services 1.14%
Bharti Airtel Ltd.	1,950	36,474
Total India		166,028

Italy 2.97%

Automobiles 0.99%
Ferrari NV	74	31,749

Beverages 0.80%
Coca-Cola HBC AG	741	25,723

Electrical Equipment 1.18%
Prysmian SpA	547	38,049
Total Italy		95,521

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Japan 10.73%

Electronic Equipment, Instruments & Components 1.31%
Keyence Corp.	50	$21,536
TDK Corp.	1,700	20,548
		42,084

Entertainment 0.99%
Nintendo Co. Ltd.	486	31,884

Health Care Equipment & Supplies 1.53%
Hoya Corp.	170	22,829
Terumo Corp.	1,400	26,283
		49,112

Industrial Conglomerates 2.48%
Hitachi Ltd.	3,170	79,695

Information Technology Services 0.96%
Fujitsu Ltd.	1,600	30,944

Insurance 0.74%
Sompo Holdings, Inc.	850	23,703

Machinery 1.66%
Ebara Corp.	1,189	19,585
Mitsubishi Heavy Industries Ltd.	2,300	33,661
		53,246

Textiles, Apparel & Luxury Goods 1.06%
Asics Corp.	1,530	34,104
Total Japan		344,772

Netherlands 3.07%

Financial Services 1.11%
Adyen NV†*	22	35,511

Professional Services 1.33%
Wolters Kluwer NV	235	42,691
Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Semiconductors & Semiconductor Equipment 0.63%
ASM International NV	35	$20,306
Total Netherlands		98,508

Singapore 1.74%

Banks 0.82%
DBS Group Holdings Ltd.	800	26,185

Entertainment 0.92%
Sea Ltd. ADR*	244	29,717
Total Singapore		55,902

South Korea 0.63%

Aerospace & Defense
Hanwha Aerospace Co. Ltd.*	74	20,275

Spain 1.86%

Banks 0.59%
Banco Bilbao Vizcaya Argentaria SA	1,675	19,070

Specialty Retail 1.27%
Industria de Diseno Textil SA	750	40,710
Total Spain		59,780

Sweden 0.99%

Machinery
Atlas Copco AB Class A	1,900	31,741

Switzerland 7.09%

Building Products 0.61%
Belimo Holding AG Registered Shares	27	19,703

Capital Markets 2.33%
Partners Group Holding AG	21	31,902
UBS Group AG Registered Shares	1,215	42,841
		74,743

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2025

Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Electrical Equipment 1.17%
ABB Ltd. Registered Shares	690	$37,572

Life Sciences Tools & Services 1.11%
Lonza Group AG Registered Shares 56		35,509

Pharmaceuticals 0.87%
Galderma Group AG*	231	28,078

Textiles, Apparel & Luxury Goods 1.00%
Cie Financiere Richemont SA Class A	167	32,284
Total Switzerland		227,889

Taiwan 7.88%

Electronic Equipment, Instruments & Components 0.38%
Hon Hai Precision Industry Co. Ltd.	2,300	12,281

Semiconductors & Semiconductor Equipment 7.05%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	228	47,725
Taiwan Semiconductor Manufacturing Co. Ltd.	5,351	178,579
		226,304

Technology Hardware, Storage & Peripherals 0.45%
Quanta Computer, Inc.	1,830	14,509
Total Taiwan		253,094

United Kingdom 7.25%

Capital Markets 1.35%
London Stock Exchange Group PLC	291	43,303

Hotels, Restaurants & Leisure 0.89%
Flutter Entertainment PLC*	106	28,426

Personal Care Products 1.46%
Unilever PLC	821	47,024
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 1.55%
AstraZeneca PLC	354	$49,693

Professional Services 2.00%
RELX PLC	1,296	64,355
Total United Kingdom		232,801

United States 12.21%

Chemicals 0.74%
Linde PLC	53	23,644

Communications Equipment 0.76%
Arista Networks, Inc.*	211	24,314

Construction Materials 2.10%
CRH PLC	403	39,874
Holcim AG	277	27,762
		67,636

Electrical Equipment 2.66%
Schneider Electric SE	337	85,471

Entertainment 1.52%
Spotify Technology SA*	89	48,821

Health Care Equipment & Supplies 0.83%
Alcon AG	291	26,555

Interactive Media & Services 1.41%
Meta Platforms, Inc. Class A	66	45,486

Pharmaceuticals 0.86%
Eli Lilly & Co.	34	27,577

Semiconductors & Semiconductor Equipment 1.33%
Broadcom, Inc.	101	22,348
NVIDIA Corp.	170	20,412
		42,760
Total United States		392,264
Total Common Stocks (cost $2,544,607)		3,133,599

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND January 31, 2025

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 6.48%

REPURCHASE AGREEMENTS 6.48%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $211,600 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $212,557; proceeds: $208,317 (cost $208,282)	$208,282	$208,282
Total Investments in Securities 104.02% (cost $2,752,889)		3,341,881
Other Assets and Liabilities – Net (4.02)%		(129,142)
Net Assets 100.00%		$3,212,739

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $88,957, which represents 2.77% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$54,180	$–	$–	$54,180
Canada	152,511	–	–	152,511
China	21,893	132,640	–	154,533
India	82,904	83,124	–	166,028
Singapore	29,717	26,185	–	55,902
Switzerland	28,078	199,811	–	227,889
Taiwan	47,725	205,369	–	253,094
United States	212,602	179,662	–	392,264
Remaining Countries	–	1,677,198	–	1,677,198
Short-Term Investments
Repurchase Agreements	–	208,282	–	208,282
Total	$629,610	$2,712,271	$–	$3,341,881

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.73%

ASSET-BACKED SECURITIES 83.70%

Automobiles 11.12%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$2,739,290	$2,777,253
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	2,288,645	2,332,353
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	5.651% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	170,471	171,018
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class D†	6.401% (30 day USD SOFR Average + 2.05%	)#	12/26/2031	1,056,917	1,070,457
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,040,100
CAL Receivables LLC Series 2022-1 Class B†	8.757% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	263,553	263,380
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,477,236
Carmax Auto Owner Trust Series 2023-2 Class D	6.55%		10/15/2029	1,000,000	1,030,504
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,079,612
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%		1/15/2031	100,000	100,629
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	2,500,000	2,468,459
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,500,000	4,588,105
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	1,000,000	1,031,508
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,550,000	1,586,113
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	1,150,000	1,307,761
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	4,160,000	4,255,909
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%		6/15/2028	3,000,000	3,035,063
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	1,476,000	1,514,790
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	2,000,000	2,169,871
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	4,850,000	4,986,544
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%		7/17/2028	1,000,000	982,896

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%		4/17/2028	$4,615,000	$4,668,606
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	481,000	500,029
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	1,830,000	1,874,911
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	500,000	530,441
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	640,000	687,148
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.623% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	1,468,880	1,505,972
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	5.723% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	828,068	832,892
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.973% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	997,053	999,964
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	8.373% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	534,135	537,771
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.057% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	875,000	880,155
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	520,000	533,410
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,141,477
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	4,558,000	4,610,588
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	2,023,992	2,136,922
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	2,000,000	2,146,850
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	2,000,000	2,170,543
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	4,500,000	4,529,624
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	2,260,000	2,285,701
Santander Drive Auto Receivables Trust Series 2025-1 Class C	5.04%		3/17/2031	3,720,000	3,736,324

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%		1/15/2030	$2,515,000	$2,545,395
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%		7/25/2031	3,700,000	3,709,679
U.S. Bank NA Series 2023-1 Class C†	9.785%		8/25/2032	1,507,460	1,545,553
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	2,000,000	2,209,566
Westlake Automobile Receivables Trust Series 2023-2A Class C†	6.29%		3/15/2028	2,695,000	2,736,076
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%		3/15/2029	1,375,000	1,413,963
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	490,000	499,352
Westlake Flooring Master Trust Series 2024-1A Class B†	6.07%		2/15/2028	7,690,000	7,779,222
Total					104,017,695

Credit Card 1.28%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.114% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	2,500,000	2,501,679
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	1,000,000	1,003,718
Evergreen Credit Card Trust Series 2025-CRT5 Class B†	5.24%		5/15/2029	4,500,000	4,513,524
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	3,930,000	3,984,923
Total					12,003,844

Other 71.30%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.929% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,313,258
1988 CLO 1 Ltd. Series 2022-1A Class CR†	6.569% (3 mo. USD Term SOFR + 2.00%	)#	10/15/2039	1,500,000	1,503,951
1988 CLO 3 Ltd. Series 2023-3A Class C†	7.552% (3 mo. USD Term SOFR + 3.25%	)#	10/15/2038	4,000,000	4,047,689
1988 CLO 4 Ltd. Series 2024-4A Class D†	8.552% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	2,000,000	2,062,572
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	1.00% (3 mo. USD Term SOFR + 5.35%	)#	4/15/2035	2,400,000	2,413,483
720 East CLO Ltd. Series 2022-1A Class A1R†	5.623% (3 mo. USD Term SOFR + 1.33%	)#	1/20/2038	3,540,000	3,561,137

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
720 East CLO Ltd. Series 2022-1A Class ER†	10.193% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	$2,000,000	$2,041,138
720 East CLO Ltd. Series 2023-IA Class D†	10.152% (3 mo. USD Term SOFR + 5.85%	)#	4/15/2036	6,750,000	6,803,479
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	2,000,000	2,015,567
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	1,530,000	1,561,763
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	1,150,000	1,175,678
AGL CLO 25 Ltd. Series 2023-25A Class D†	9.593% (3 mo. USD Term SOFR + 5.30%	)#	7/21/2036	350,000	356,106
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.543% (3 mo. USD Term SOFR + 8.25%	)#	10/21/2036	650,000	676,698
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.852% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,508,173
AIMCO CLO 22 Ltd. Series 2024-22A Class D†	7.693% (3 mo. USD Term SOFR + 3.40%	)#	4/19/2037	600,000	609,392
AIMCO CLO Series 2018-AA Class AR†	5.825% (3 mo. USD Term SOFR + 1.31%	)#	10/17/2037	5,000,000	5,009,456
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.353% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	5,690,000	5,709,493
AMMC CLO 25 Ltd. Series 2022-25A Class BR†	6.052% (3 mo. USD Term SOFR + 1.75%	)#	4/15/2035	500,000	501,587
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.793% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	1,750,000	1,792,875
AMMC CLO 30 Ltd. Series 2024-30A Class D†	8.802% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	1,080,000	1,104,105
AMMC CLO 31 Ltd. Series 2025-31A Class A1†(a)	–	(b)	2/20/2038	5,000,000	5,000,000
AMMC CLO 31 Ltd. Series 2025-31A Class D†(a)	–	(b)	2/20/2038	3,500,000	3,517,500
AMMC CLO 31 Ltd. Series 2025-31A Class E†(a)	–	(b)	2/20/2038	2,380,000	2,380,000
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.05% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	154,198
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.802% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	750,000	761,842
ARES LVI CLO Ltd. Series 2020-56A Class BR2†	6.00% (3 mo. USD Term SOFR + 1.70%	)#	1/25/2038	5,000,000	5,006,250
ARES LXVII CLO Ltd. Series 2022-67A Class BR†(a)	–	(b)	1/25/2038	4,000,000	4,000,000
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.302% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	3,500,000	3,554,258	(c)

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES XXVII CLO Ltd. Series 2013-2A Class BR3†	5.95% (3 mo. USD Term SOFR + 1.65%	)#	10/28/2034	$8,275,000	$8,330,208
Atlantic Avenue Ltd. Series 2023-1A Class D1†	9.893% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	6,900,000	7,091,532
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	415,000	419,981
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.844% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	4,500,000	4,525,488
Bain Capital Credit CLO Ltd. Series 2023-3A Class E†	12.847% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	500,000	519,801
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.76% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	517,328
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.502% (3 mo. USD Term SOFR + 6.20%	)#	10/15/2036	500,000	509,041
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	7.443% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,050,435
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	9.50% (3 mo. USD Term SOFR + 5.20%	)#	4/25/2036	500,000	506,453
Ballyrock CLO 24 Ltd. Series 2023-24A Class C†	9.352% (3 mo. USD Term SOFR + 5.05%	)#	7/15/2036	3,250,000	3,302,796
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	6.75% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	250,000	250,000
Ballyrock CLO 25 Ltd. Series 2023-25A Class C1R†(a)	–	(b)	1/25/2038	7,000,000	7,000,000
Barings CLO Ltd. Series 2023-1A Class D†	9.493% (3 mo. USD Term SOFR + 5.20%	)#	4/20/2036	1,150,000	1,165,805
Barings CLO Ltd. Series 2024-1A Class D†	8.293% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	250,000	255,639
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class BR†	6.393% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	250,000	250,000
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.836% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	6,200,000	6,207,924
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	7.396% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,517,500

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Battalion CLO 18 Ltd. Series 2024-25A Class B†	6.493% (3 mo. USD Term SOFR + 2.20%	)#	3/13/2037	$3,360,000	$3,391,646
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†(a)	1.00% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	5,000,000
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.643% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,256,507
Benefit Street Partners CLO IX Ltd. Series 2016-9A Class CR2†	6.57% (3 mo. USD Term SOFR + 1.95%	)#	10/20/2037	1,250,000	1,253,703
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	5.823% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	1,510,000	1,523,595
Benefit Street Partners CLO XIV Ltd. Series 2018-14A Class D1R†	7.543% (3 mo. USD Term SOFR + 3.25%	)#	10/20/2037	1,000,000	1,028,827
Benefit Street Partners CLO XVI Ltd. Series 2018-16A Class BR2†	6.022% (3 mo. USD Term SOFR + 1.70%	)#	1/17/2038	4,000,000	4,017,559
Benefit Street Partners CLO XXIX Ltd. Series 2022-29A Class D†	10.05% (3 mo. USD Term SOFR + 5.75%	)#	1/25/2036	500,000	505,306
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.643% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,552,423
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class D†	8.55% (3 mo. USD Term SOFR + 4.25%	)#	1/25/2036	2,500,000	2,565,553
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.698% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,010,913
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.623% (3 mo. USD Term SOFR + 1.31%	)#	1/25/2038	5,500,000	5,546,554
Birch Grove CLO 11 Ltd. Series 2024-11A Class A1†	5.709% (3 mo. USD Term SOFR + 1.36%	)#	1/22/2038	7,400,000	7,448,440
Birch Grove CLO 3 Ltd. Series 2021-3A Class A1R†(a)	–	(b)	1/19/2038	9,000,000	9,000,000
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.643% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	765,864

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO Ltd. Series 19A Class A1RR†	5.893% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	$4,570,000	$4,620,125
Black Diamond CLO Ltd. Series 2024-1A Class B†	6.32% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	8,078,000
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.915% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,008,905
Business Jet Securities LLC Series 2024-2A Class A†	5.364%		9/15/2039	772,339	765,421
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	3,265,020	3,156,811
Captree Park CLO Ltd. Series 2024-1A Class B1†	6.193% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	3,000,000	3,028,953
Carlyle U.S. CLO Ltd. Series 2019-3A Class A2RR†	6.343% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	5,000,000	5,037,590
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.863% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,029,760
Carlyle U.S. CLO Ltd. Series 2022-2A Class A1R†	5.653% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	6,500,000	6,541,482
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	6.843% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	250,000	253,553
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.293% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	500,000	504,272
Carlyle U.S. CLO Ltd. Series 2024-6A Class B†	6.157% (3 mo. USD Term SOFR + 1.70%	)#	10/25/2037	7,500,000	7,558,125
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.632% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	6,000,000	5,999,133
Cedar Funding IV CLO Ltd. Series 2014-4A Class AR3†	5.619% (3 mo. USD Term SOFR + 1.34%	)#	1/23/2038	6,000,000	6,036,150
Cedar Funding XIV CLO Ltd. Series 2021-14A Class AR†	5.682% (3 mo. USD Term SOFR + 1.38%	)#	10/15/2037	1,500,000	1,506,371
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,600,000	1,610,223
CIFC Funding Ltd. Series 2017-5A Class BR†	6.003% (3 mo. USD Term SOFR + 1.70%	)#	7/17/2037	2,000,000	2,015,647
CIFC Funding Ltd. Series 2018-2A Class A1R†	5.663% (3 mo. USD Term SOFR + 1.37%	)#	10/20/2037	5,000,000	5,019,373

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CIFC Funding Ltd. Series 2019-1A Class ER†	10.043% (3 mo. USD Term SOFR + 5.75%	)#	10/20/2037	$750,000	$779,161
CIFC Funding Ltd. Series 2022-6A Class BR†	6.058% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,014,460
CIFC Funding Ltd. Series 2023-3A Class C†	6.943% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	631,457
CIFC Funding Ltd. Series 2023-3A Class D†	8.543% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,027,435
CIFC Funding Ltd. Series 2024-3A Class A1†	5.773% (3 mo. USD Term SOFR + 1.48%	)#	7/21/2037	4,000,000	4,029,798
CIFC Funding Ltd. Series 2024-4A Class A†	6.00% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,008,646
Clover CLO LLC Series 2018-1A Class D1RR†	7.743% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,479,606
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	7.739% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,014,221
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	3,023,011	3,052,186
Crown City CLO V Series 2023-5A Class A1R†	5.893% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	5,300,000	5,336,456
Crown City CLO V Series 2023-5A Class C1AR†	8.393% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	750,000	767,892
Danby Park CLO Ltd. Series 2022-1A Class B1R†	5.993% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,261,844
Diameter Capital CLO 6 Ltd. Series 2024-6A Class C2†	9.302% (3 mo. USD Term SOFR + 5.00%	)#	4/15/2037	3,500,000	3,607,773
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052	2,861,554	2,904,837
Dryden 102 CLO Ltd. Series 2023-102A Class B†	6.752% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2036	250,000	252,461
Dryden 115 CLO Ltd. Series 2024-115A Class B†	6.293% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,137,708
Elmwood CLO 27 Ltd. Series 2024-3A Class B†	6.243% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	8,000,000	8,063,739
Elmwood CLO II Ltd. Series 2019-2A Class CRR†	6.293% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2037	4,250,000	4,277,781
Empower CLO Ltd. Series 2022-1A Class ER†	10.193% (3 mo. USD Term SOFR + 5.90%	)#	10/20/2037	750,000	767,474
Empower CLO Ltd. Series 2023-1A Class D†	9.80% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036	350,000	353,944

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Empower CLO Ltd. Series 2023-2A Class C†	7.702% (3 mo. USD Term SOFR + 3.40%	)#	7/15/2036		$500,000	$506,331
Empower CLO Ltd. Series 2023-2A Class D†	9.702% (3 mo. USD Term SOFR + 5.40%	)#	7/15/2036		1,150,000	1,179,619
Empower CLO Ltd. Series 2024-2A Class A1†	5.822% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,009,357
Empower CLO Ltd. Series 2024-2A Class E†	10.352% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	102,583
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	36,126	24,780
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	1,650,000	1,123,620
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.443% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		$100,000	103,008
Generate CLO 18 Ltd. Series 2024-18A Class B†	6.221% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038		7,500,000	7,567,590
Generate CLO 20 Ltd. Series 2024-20A Class C†	6.239% (3 mo. USD Term SOFR + 1.95%	)#	1/25/2038		2,500,000	2,512,500
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.639% (3 mo. USD Term SOFR + 5.35%	)#	1/25/2038		1,730,000	1,739,678	(c)
Generate CLO 3 Ltd. Series 3A Class E2R†	12.123% (3 mo. USD Term SOFR + 7.83%	)#	10/20/2036		700,000	726,514
Generate CLO 4 Ltd. Series 4A Class ARR†	5.723% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2037		4,350,000	4,382,371
Generate CLO 6 Ltd. Series 6A Class AR2†	5.69% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037		1,000,000	1,003,882
Gracie Point International Funding LLC Series 2023-1A Class B†	7.532% (90 day USD SOFR Average + 2.60%	)#	9/1/2026		2,000,000	2,013,717
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	6.453% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		250,000	251,312
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.767% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037		7,487,000	7,531,545
Harmony-Peace Park CLO Ltd. Series 2024-1A Class A†	5.785% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037		1,500,000	1,512,070
Harvest U.S. CLO Ltd. Series 2024-1A Class D†	8.793% (3 mo. USD Term SOFR + 4.50%	)#	4/18/2037		2,000,000	2,062,575
ICG U.S. CLO I Ltd. Series 2023-1A Class D†	10.123% (3 mo. USD Term SOFR + 5.83%	)#	7/18/2036		3,060,000	3,133,821

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.902% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	$5,000,000	$5,044,677
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	8.204% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	2,250,000	2,313,349
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.66% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,756,796
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.843% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	750,000	768,425
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	2,560,000	2,588,204
Katayma CLO II Ltd. Series 2024-2A Class D†	8.793% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,500,000	1,544,178
KKR CLO 23 Ltd. Series 23 Class CR†	6.193% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,253,019
KKR CLO 45a Ltd. Series 2024-45A Class C†	6.802% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2035	1,250,000	1,256,615
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.827% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	1,250,000	1,281,853
KKR CLO 51 Ltd. Series 2024-51A Class B†	6.143% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	2,000,000	2,023,037
KKR CLO 52 Ltd. Series 2023-52A Class E†	13.118% (3 mo. USD Term SOFR + 8.81%	)#	7/16/2036	3,500,000	3,617,477
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.641% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,022,896
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.802% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	250,000	261,940
KKR CLO Ltd. Series 35A Class AR†(a)	1.00% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2038	12,000,000	12,009,000
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	5.752% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029	1,000,000	1,004,314
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	1,000,000	972,025
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.95% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	1,400,000	1,429,839
Madison Park Funding LXVI Ltd. Series 2024-66A Class B†	6.046% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,500,000	1,512,668
Madison Park Funding LXVII Ltd. Series 2024-67A Class A2†	6.005% (3 mo. USD Term SOFR + 1.71%	)#	4/25/2037	3,000,000	3,024,991

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.44% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	$746,588	$749,521
Madison Park Funding XLII Ltd. Series 13A Class B†	6.052% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	600,000	602,203
Madison Park Funding XXVII Ltd. Series 2018-27A Class BR†(a)	1.00% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	7,680,000	7,680,000
Magnetite XLII Ltd. Series 2024-42A Class A1†	5.621% (3 mo. USD Term SOFR + 1.31%	)#	1/25/2038	2,500,000	2,513,924
Magnetite XXXV Ltd. Series 2022-35A Class DR†	8.30% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	256,059
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	2,200,000	2,245,886
Milford Park CLO Ltd. Series 2022-1A Class B†	6.393% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2035	500,000	502,084
Mountain View CLO LLC Series 2016-1A Class CR2†	6.637% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	3,250,000	3,262,195
Neuberger Berman Loan Advisers CLO 28 Ltd. Series 2018-28A Class ER†	11.243% (3 mo. USD Term SOFR + 6.95%	)#	10/20/2038	2,000,000	2,117,685
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.046% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	4,000,000	4,000,000
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class D1†	7.79% (3 mo. USD Term SOFR + 3.50%	)#	4/22/2038	450,000	459,529
New Mountain CLO 2 Ltd. Series CLO-2A Class A1R†	5.719% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	4,500,000	4,533,750
Oaktree CLO Ltd. Series 2021-2A Class D2R†(a)	1.00% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	2,000,000	2,007,500
OCP CLO Ltd. Series 2015-9A Class AR3†(a)	–	(b)	1/15/2037	9,200,000	9,200,000
OCP CLO Ltd. Series 2019-17A Class BR2†	6.043% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,250,000	1,257,727
OCP CLO Ltd. Series 2023-26A Class E†	12.553% (3 mo. USD Term SOFR + 8.25%	)#	4/17/2036	250,000	254,828
Octagon Investment Partners 42 Ltd. Series 2019-3A Class BRR†	6.102% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2037	6,000,000	6,040,437

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OHA Credit Funding 14 Ltd. Series 2023-14A Class D†	9.043% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2036	$2,035,000	$2,057,075
OHA Credit Funding 14 Ltd. Series 2023-14A Class E†	12.043% (3 mo. USD Term SOFR + 7.75%	)#	4/20/2036	250,000	254,939
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	6.943% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	252,075
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.593% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	500,000	505,766
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.743% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	350,000	356,402
OHA Credit Partners XIII Ltd. Series 2016-13A Class CR2†	6.243% (3 mo. USD Term SOFR + 1.95%	)#	10/21/2037	1,000,000	1,007,388
OneMain Financial Issuance Trust Series 2024-1A Class A†	5.79%		5/14/2041	4,450,000	4,584,787
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	2,026,132	2,036,785
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.643% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,504,399
Palmer Square CLO Ltd. Series 2022-5A Class CR†	6.243% (3 mo. USD Term SOFR + 1.95%	)#	10/20/2037	700,000	701,878
Parallel Ltd. Series 2021-1A Class BR†(a)	1.00% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	9,000,000	9,011,250
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.713% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,107,766
Park Blue CLO Ltd. Series 2022-2A Class A1R†	5.713% (3 mo. USD Term SOFR + 1.42%	)#	7/20/2037	8,720,000	8,789,760
Park Blue CLO Ltd. Series 2023-3A Class E†	12.093% (3 mo. USD Term SOFR + 7.80%	)#	4/20/2036	5,100,000	5,190,016
Park Blue CLO Ltd. Series 2023-4A Class B†	7.00% (3 mo. USD Term SOFR + 2.70%	)#	1/25/2037	4,000,000	4,060,606
Park Blue CLO Ltd. Series 2024-6A Class A1†	5.641% (3 mo. USD Term SOFR + 1.34%	)#	1/25/2038	5,760,000	5,795,712
Post CLO Ltd. Series 2023-1A Class B1†	6.793% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	251,425

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Post CLO Ltd. Series 2024-1A Class C†	6.793% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	$5,000,000	$5,070,220
Post CLO VI Ltd. Series 2024-2A Class C†	6.556% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	4,250,000	4,277,650
Post Road Equipment Finance LLC Series 2025-1A Class B†(a)	5.04%		5/15/2031	3,000,000	3,006,689
Post Road Equipment Finance LLC Series 2025-1A Class E†(a)	7.08%		5/17/2032	3,350,000	3,355,467
Rad CLO 17 Ltd. Series 2022-17A Class BR†	6.043% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038	1,500,000	1,507,262
Rad CLO 20 Ltd. Series 2023-20A Class D†	9.293% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	255,022
Rad CLO 22 Ltd. Series 2023-22A Class A1†	6.123% (3 mo. USD Term SOFR + 1.83%	)#	1/20/2037	3,500,000	3,527,395
Rad CLO 25 Ltd.Series 2024-25A Class B†	6.093% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2037	3,660,000	3,692,317
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	1,460,000	1,474,235
RAD CLO 27 Ltd. Series 2024-27A Class C†	6.191% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2038	4,000,000	4,045,200
RAD CLO 28 Ltd. Series 2024-28A Class D1†	7.063% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2038	3,780,000	3,780,136
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.653% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,000,000	1,001,485
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	1,250,000	1,250,395
Regatta 30 Funding Ltd. Series 2024-4A Class A1†	5.633% (3 mo. USD Term SOFR + 1.32%	)#	1/25/2038	5,000,000	5,046,500
Regatta XX Funding Ltd. Series 2021-2A Class BR†(a)	–	(b)	1/15/2038	9,000,000	9,000,000
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	6.052% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,510,796
Regatta XXII Funding Ltd. Series 2022-2A Class BR†	5.993% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2035	4,250,000	4,274,252
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.352% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	250,000	252,100
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	6.642% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,249,822

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Rockford Tower CLO Ltd. Series 2024-1A Class E†	11.773% (3 mo. USD Term SOFR + 7.48%	)#	4/20/2037	$2,500,000	$2,579,503
RR 34 Ltd. Series 2024-34RA Class DR†	9.802% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,025,075
RR 35 Ltd. Series 2024-35A Class A2†	6.002% (3 mo. USD Term SOFR + 1.70%	)#	1/15/2040	5,000,000	5,021,038
RR 36 Ltd. Series 2024-36RA Class BR†	6.202% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2040	4,250,000	4,271,250
RR 5 Ltd. Series 2018-5A Class A1R†	5.802% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,007,397
RR 5 Ltd. Series 2018-5A Class A2R†	6.252% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2039	2,000,000	2,021,883
RR 8 Ltd. Series 2020-8A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,000,000	1,003,826
RR 8 Ltd. Series 2020-8A Class A2R†	6.002% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2037	4,565,000	4,585,533
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	8.314% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,698,052
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.93% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	3,500,000	3,528,416
Sandstone Peak Ltd. Series 2021-1A Class B1R†	6.132% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,259,152
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,206,231
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	721,625	716,194
Silver Point CLO 1 Ltd. Series 2022-1A Class A1R†	5.613% (3 mo. USD Term SOFR + 1.32%	)#	1/20/2038	4,000,000	3,999,978
Silver Point CLO 1 Ltd. Series 2022-1A Class D1R†	7.193% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2038	1,500,000	1,499,984
Silver Point CLO 2 Ltd. Series 2023-2A Class E†	13.283% (3 mo. USD Term SOFR + 8.99%	)#	4/20/2035	2,000,000	2,031,736
Silver Point CLO 6 Ltd. Series 2024-6A Class C†	6.617% (3 mo. USD Term SOFR + 2.05%	)#	10/15/2037	1,000,000	1,003,110
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	10.867% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	750,000	771,296

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.645% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	$5,000,000	$5,035,000
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.667% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,505,847
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	11.713% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	5,000,000	5,228,113
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.663% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,512,750
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	9.29% (3 mo. USD Term SOFR + 5.00%	)#	4/22/2036	300,000	304,219
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	5,459,380	5,469,012
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.901% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,581,579
Sycamore Tree CLO Ltd. Series 2023-2A Class BR†	6.643% (3 mo. USD Term SOFR + 2.35%	)#	1/20/2037	3,000,000	3,034,761
Sycamore Tree CLO Ltd. Series 2023-2A Class ER†	11.973% (3 mo. USD Term SOFR + 7.68%	)#	1/20/2037	2,375,000	2,458,306
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	6.443% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	4,400,000	4,446,976
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.543% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	2,250,000	2,313,671
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	8.543% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	250,000	252,920
Trinitas CLO XXI Ltd. Series 2022-21A Class BR†(a)	1.00% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	8,500,000	8,500,000
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	8.40% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	1,240,000	1,272,343

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	6.40% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	$1,000,000	$1,009,843
Venture 48 CLO Ltd. Series 2023-48A Class B1†	7.043% (3 mo. USD Term SOFR + 2.75%	)#	10/20/2036	9,000,000	9,100,079
Voya CLO Ltd. Series 2016-3A Class A3R2†	5.993% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2031	630,000	632,070
Voya CLO Ltd. Series 2024-7A Class C†	6.136% (3 mo. USD Term SOFR + 1.85%	)#	1/20/2038	1,500,000	1,506,992
Warwick Capital CLO 1 Ltd. Series 2023-1A Class D†	9.893% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	4,000,000	4,117,764
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	8.793% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,610,000	1,648,381
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.915% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	3,000,000	3,016,622
Wellington Management CLO 1 Ltd. Series 2023-1A Class B†	6.743% (3 mo. USD Term SOFR + 2.45%	)#	10/20/2036	4,535,000	4,580,210
Wellington Management CLO 2 Ltd. Series 2024-2A Class A†	5.843% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037	3,300,000	3,325,059
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.79% (3 mo. USD Term SOFR + 1.49%	)#	7/28/2037	4,050,000	4,057,039
Total					667,006,928
Total Asset-Backed Securities (cost $781,474,539)					783,028,467

CORPORATE BONDS 8.74%

Auto Manufacturers 1.18%
BMW U.S. Capital LLC†	5.277% (SOFR + 0.80%	)#	8/13/2026	409,000	411,296
Ford Motor Credit Co. LLC	5.964% (SOFR + 1.45%	)#	11/5/2026	4,993,000	5,020,150
General Motors Financial Co., Inc.	5.423% (SOFR + 1.05%	)#	7/15/2027	2,473,000	2,480,205
Hyundai Capital America†	5.414% (SOFR + 1.04%	)#	6/24/2027	2,700,000	2,712,598
Toyota Motor Credit Corp.	5.264% (SOFR + 0.77%	)#	8/7/2026	399,000	401,185
Total					11,025,434

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 4.86%
ABN AMRO Bank NV (Netherlands)†(d)	5.429% (SOFR + 1.00%	)#	12/3/2028	$2,000,000	$2,005,125
ABN AMRO Bank NV (Netherlands)†(d)	6.161% (SOFR + 1.78%	)#	9/18/2027	700,000	711,005
Bank of Montreal (Canada)(d)	5.29% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,003,575
Bank of Nova Scotia (Canada)(d)	5.463% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,580,512
BPCE SA (France)†(d)	6.357% (SOFR + 1.98%	)#	10/19/2027	250,000	254,056
Canadian Imperial Bank of Commerce (Canada)(d)	5.332% (SOFR + 0.93%	)#	9/11/2027	938,000	941,547
Citibank NA	5.174% (SOFR + 0.71%	)#	11/19/2027	1,020,000	1,021,916
Citigroup, Inc.	5.333% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	1,300,000	1,176,920
Goldman Sachs Group, Inc.	5.462% (SOFR + 1.08%	)#	1/28/2031	5,000,000	5,006,920
Goldman Sachs Group, Inc.	6.243% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,669,886
JPMorgan Chase & Co.	5.181% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,000,810
JPMorgan Chase & Co.	5.307% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,976,742
Lloyds Banking Group PLC (United Kingdom)(d)	5.512% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,011,123
Morgan Stanley Bank NA	5.309% (SOFR + 0.87%	)#	5/26/2028	800,000	802,791
National Australia Bank Ltd. (Australia)†(d)	4.972% (SOFR + 0.60%	)#	10/26/2027	781,000	782,926
NatWest Group PLC (United Kingdom)(d)	5.782% (SOFR + 1.30%	)#	11/15/2028	200,000	202,485
NatWest Markets PLC (United Kingdom)†(d)(e)	5.604% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,562,403
Royal Bank of Canada (Canada)(d)	5.097% (SOFR + 0.72%	)#	10/18/2027	399,000	399,424
Societe Generale SA (France)†(d)	5.56% (SOFR + 1.10%	)#	2/19/2027	710,000	710,840
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(d)	5.395% (SOFR + 0.98%	)#	9/10/2027	820,000	828,756

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(d)	5.484% (SOFR + 1.03%	)#	11/20/2029	$1,824,000	$1,832,156
Toronto-Dominion Bank (Canada)(d)	5.203% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,417,183
Toronto-Dominion Bank (Canada)(d)	5.42% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,002,585
U.S. Bank NA	5.067% (SOFR + 0.69%	)#	10/22/2027	596,000	597,332
Total					45,499,018

Diversified Financial Services 0.64%
American Express Co.	5.403% (SOFR + 1.02%	)#	1/30/2031	6,000,000	6,005,304

Electric 0.29%
NextEra Energy Capital Holdings, Inc.	5.183% (SOFR + 0.80%	)#	2/4/2028	1,867,000	1,871,556
Pacific Gas & Electric Co.	5.372% (SOFR + 0.95%	)#	9/4/2025	818,000	819,010
Total					2,690,566

Insurance 0.97%
Athene Global Funding†	5.197% (SOFR + 0.83%	)#	1/7/2027	3,000,000	3,003,667
Athene Global Funding†	5.468% (SOFR + 1.03%	)#	8/27/2026	1,660,000	1,666,161
Corebridge Global Funding†	5.118% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,072,475
Jackson National Life Global Funding†	5.342% (SOFR + 0.97%	)#	1/14/2028	2,161,000	2,169,447
Marsh & McLennan Cos., Inc.	5.189% (SOFR + 0.70%	)#	11/8/2027	190,000	191,526
Total					9,103,276

Mining 0.19%
Glencore Funding LLC†	5.427% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,744,105

Software 0.61%
Oracle Corp.	5.144% (SOFR + 0.76%	)#	8/3/2028	5,688,000	5,716,814
Total Corporate Bonds (cost $81,640,850)					81,784,517

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(f) 4.24%

Aerospace/Defense 0.14%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.562% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	$579,556	$582,552
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.562% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	220,444	221,584
TransDigm, Inc. 2023 Term Loan J	6.829% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	248,750	249,963
TransDigm, Inc. 2024 Term Loan	6.829% (3 mo. USD Term SOFR + 2.50%	)	1/19/2032	224,437	225,699
Total					1,279,798

Auto Parts & Equipment 0.10%
Clarios Global LP 2025 USD Term Loan B (Canada)(d)	7.086% (1 mo. USD Term SOFR + 2.75%	)	1/14/2032	941,000	944,138

Building Materials 0.38%
EMRLD Borrower LP 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%	)	8/4/2031	209,475	210,466
Quikrete Holdings, Inc. 2025 Term Loan B	–	(b)	2/10/2032	3,333,333	3,351,667
Total					3,562,133

Commercial Services 0.36%
Belron Finance 2019 LLC 2024 USD Term Loan B	7.273% (3 mo. USD Term SOFR + 2.75%	)	10/16/2031	778,050	785,733
Boost Newco Borrower LLC 2024 USD Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%	)	1/31/2031	798,000	802,389
Corp. Service Co. Term Loan B	6.311% (1 mo. USD Term SOFR + 2.00%	)	11/2/2029	281,000	281,849
Trans Union LLC 2024 Term Loan B9	6.062% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	1,542,857	1,545,233
Total					3,415,204

Computers 0.09%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.562% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	817,000	815,366

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Construction & Engineering 0.13%
Frontdoor, Inc. 2024 Term Loan B	6.562% (1 mo. USD Term SOFR + 2.25%	)	12/19/2031		$1,170,000	$1,177,318

Diversified Financial Services 1.11%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.049% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030		3,900,000	3,904,387
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031		181,000	182,214
Citadel Securities LP 2024 Term Loan B	6.329% (3 mo. USD Term SOFR + 2.00%	)	7/29/2030		99,749	100,417
DRW Holdings LLC 2024 Term Loan B	7.791% (3 mo. USD Term SOFR + 3.50%	)	6/26/2031		1,456,000	1,458,963
Guggenheim Partners LLC 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%	)	11/21/2031		1,920,000	1,932,202
Hudson River Trading LLC 2024 Term Loan B	7.297% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030		1,395,791	1,403,747
Jane Street Group LLC 2024 Term Loan B1	6.396% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031		1,420,717	1,420,334
Total						10,402,264

Diversified Manufacturing Operations 0.09%
First Eagle Investment Management LLC 2024 Term Loan B2	7.329% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029		832,190	835,914

Electric 0.07%
Talen Energy Supply LLC 2024 Incremental Term Loan B	6.849% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031		677,000	680,669

Electric: Generation 0.05%
EFS Cogen Holdings I LLC 2020 Term Loan B	7.805% (3 mo. USD Term SOFR + 3.50%	)	10/3/2031		496,608	500,067

Entertainment 0.16%
Caesars Entertainment, Inc. 2024 Term Loan B1	6.562% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031		246,463	247,567
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	6.079% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030		746,689	748,291
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	5.933% (3 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	76,172

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment (continued)
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.312% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	$385,035	$385,636
Total					1,457,666

Food Service 0.04%
Aramark Services, Inc. 2024 Term Loan B8	–	(b)	6/22/2030	413,000	415,633

Health Care Services 0.05%
Select Medical Corp. 2024 Term Loan B	6.333% (1 mo. USD Term SOFR + 2.00%	)	12/3/2031	215,000	216,031
Surgery Center Holdings, Inc. 2024 Term Loan B	7.061% (1 mo. USD Term SOFR + 2.75%	)	12/19/2030	248,747	250,099
Total					466,130

Home Furnishings 0.07%
Tempur Sealy International, Inc. 2024 Term Loan B	6.84% (1 mo. USD Term SOFR + 2.50%	)	10/24/2031	613,000	615,939

Insurance 0.26%
AmWINS Group, Inc. 2025 Term Loan B	–	(b)	1/23/2032	1,950,000	1,956,337
Aon Corp. Term Loan A	5.41% (1 mo. USD Term SOFR + 1.00%	)	6/15/2027	489,280	488,977
Total					2,445,314

Media 0.09%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	807,000	807,153

Pipelines 0.14%
Buckeye Partners LP 2025 Term Loan B2	6.062% (1 mo. USD Term SOFR + 1.75%	)	11/22/2030	748,120	750,223
EPIC Crude Services LP 2024 Term Loan B	7.302% (3 mo. USD Term SOFR + 3.00%	)	10/15/2031	545,000	550,450
Total					1,300,673

Real Estate 0.02%
Cushman & Wakefield U.S. Borrower LLC 2024 Tranche 2 Incremental Term Loan	7.562% (1 mo. USD Term SOFR + 3.25%	)	1/31/2030	198,354	199,842

Retail 0.16%
Great Outdoors Group LLC 2025 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.25%	)	1/16/2032	1,536,000	1,548,157

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.38%
Broadcom, Inc. Term Loan A5	5.687% (1 mo. USD Term SOFR + 1.38%	)	8/15/2028	$3,642,750	$3,558,511

Software 0.09%
CCC Intelligent Solutions, Inc. Term Loan	–	(b)	1/23/2032	320,000	321,533
Thunder Generation Funding LLC Term Loan B	7.329% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031	519,698	524,050
Total					845,583

Telecommunications 0.02%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(d)	7.829% (3 mo. USD Term SOFR + 3.50%	)	3/25/2031	197,971	199,208

Utilities 0.24%
Alpha Generation LLC Term Loan B	7.062% (1 mo. USD Term SOFR + 2.75%	)	9/30/2031	823,935	829,496
Compass Power Generation LLC 2024 Term Loan B3	8.062% (1 mo. USD Term SOFR + 3.75%	)	4/14/2029	199,446	201,036
NRG Energy, Inc. 2024 Term Loan	6.044% - 6.06% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	140,646	141,042
South Field LLC Term Loan B	8.079% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	973,373	979,052
South Field LLC Term Loan C	8.079% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	60,678	61,032
Total					2,211,658
Total Floating Rate Loans (cost $39,621,826)					39,684,338

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.03%

South Korea 0.03%
Korea National Oil Corp.† (cost $302,000)	5.269% (SOFR + 0.90%	)#	9/30/2027	302,000	303,679

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.99%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	6.151% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	600,000	607,086
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.201% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,485,815	1,506,287

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.701% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	$813,954	$821,772
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.601% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	4,774,416	4,814,462
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.401% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	4,505,000	4,514,458
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.601% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	5,002,153	5,030,440
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.601% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	12,779,375	12,899,700
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.336% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	7,250,000	7,258,297
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.351% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	2,770,315	2,778,166
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.501% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	569,960	572,173
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.301% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	5,870,000	5,879,081
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $46,574,319)					46,681,922

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.47%

Unknown B2 1.47%
Federal Farm Credit Banks Funding Corp.	4.48% (SOFR + 0.12%	)#	9/14/2026	5,710,000	5,711,241
Federal Farm Credit Banks Funding Corp.	4.555% (SOFR + 0.20%	)#	5/3/2027	8,000,000	8,006,835
Total Government Sponsored Enterprises Securities (cost $13,709,383)					13,718,076

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.06%
ACRES Commercial Realty Ltd. Series 2021-FL1 Class AS†	6.016% (1 mo. USD Term SOFR + 1.71%	)#	6/15/2036	$1,530,000	$1,533,981
ACRES Commercial Realty Ltd. Series 2021-FL2 Class B†	6.666% (1 mo. USD Term SOFR + 2.36%	)#	1/15/2037	900,000	899,458
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.648% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	1,494,403	1,499,888
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.698% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	1,338,866	1,344,248
BX Trust Series 2021-ARIA Class A†	5.32% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	2,025,000	2,025,831
BX Trust Series 2021-RISE Class B†	5.67% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	2,085,566	2,076,584
CONE Trust Series 2024-DFW1 Class A†	5.948% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	1,720,000	1,730,152
Great Wolf Trust Series 2024-WOLF Class A†	5.848% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	2,717,000	2,727,456
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.47% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	386,439	386,662
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	5.515% (1 mo. USD Term SOFR + 1.19%	)#	7/5/2033	1,480,078	1,451,329
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.927% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	1,300,000	1,304,007
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†(a)	5.76% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	4,700,000	4,693,362
MF1 LLC Series 2024-FL14 Class A†	6.036% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	231,000	231,964
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	5.707% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	2,010,000	2,011,389
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.101% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	634,318	643,057
NRTH Mortgage Trust Series 2024-PARK Class A†	5.948% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2039	1,611,000	1,618,814

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.516% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	$3,850,000	$3,835,828
ONE Mortgage Trust Series 2021-PARK Class A†	5.12% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	1,830,000	1,814,774
PFP Ltd. Series 2023-10 Class A†	6.666% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	81,413	81,693
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.698% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	1,765,000	1,766,251
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.549% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	3,850,000	3,852,749
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.997% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	400,000	403,702
Total Non-Agency Commercial Mortgage-Backed Securities (cost $37,765,397)					37,933,179

U.S. TREASURY OBLIGATIONS 2.50%
U.S. Treasury Floating Rate Notes (cost $23,367,055)	4.338% (3 mo. Treasury money market yield + 0.098%	)#	1/31/2027	23,363,000	23,382,479
Total Long-Term Investments (cost $1,024,455,369)					1,026,516,657

SHORT-TERM INVESTMENTS 1.47%

REPURCHASE AGREEMENTS 1.35%
Repurchase Agreement dated 1/31/2025, 4.250% due 2/3/2025 with TD Securities collateralized by $14,237,300 of U.S. Treasury Note at 1.375% due 10/31/2028; value: $12,857,143; proceeds: $12,604,463 (cost $12,600,000)				12,600,000	12,600,000

TIME DEPOSITS 0.01%
CitiBank N.A.(g) (cost $118,163)				118,163	118,163

				Shares

MONEY MARKET FUNDS 0.11%
Fidelity Government Portfolio(g) (cost $1,063,463)				1,063,463	1,063,463
Total Short-Term Investments (cost $13,781,626)					13,781,626
Total Investments in Securities 111.20% (cost $1,038,236,995)					1,040,298,283
Other Assets and Liabilities - Net(h) (11.20)%					(104,807,255)
Net Assets 100.00%					$935,491,028

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $861,824,159, which represents 92.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2025.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Interest Rate to be determined.
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2025.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at January 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S43(4)	Bank of America	1.00%	12/20/2029	$18,000,000	$(415,391)	$7,115	$(408,276)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $7,115. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Centrally Cleared Interest Rate Swap Contracts at January 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	12-Month USD SOFR Index	3.000%	3/19/2027	$13,350,000	$(252,462)	$(8,350)	$(260,812)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at January 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Goldman Sachs	3/7/2025	1,746,000	$1,253,217	$1,202,962	$50,255
Euro	Sell	Morgan Stanley	2/20/2025	73,000	77,623	75,785	1,838
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$52,093

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$661,712,992	$5,293,936	$667,006,928
Remaining Industries	–	116,021,539	–	116,021,539
Corporate Bonds	–	81,784,517	–	81,784,517
Floating Rate Loans	–	39,684,338	–	39,684,338
Foreign Government Obligations	–	303,679	–	303,679
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	46,681,922	–	46,681,922
Government Sponsored Enterprises Securities	–	13,718,076	–	13,718,076
Non-Agency Commercial Mortgage-Backed Securities	–	37,933,179	–	37,933,179
U.S. Treasury Obligations	–	23,382,479	–	23,382,479
Short-Term Investments
Repurchase Agreements	–	12,600,000	–	12,600,000
Time Deposits	–	118,163	–	118,163
Money Market Funds	1,063,463	–	–	1,063,463
Total	$1,063,463	$1,033,940,884	$5,293,936	$1,040,298,283

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(408,276)	–	(408,276)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(260,812)	–	(260,812)
Forward Foreign Currency Exchange Contracts
Assets	–	52,093	–	52,093
Liabilities	–	–	–	–
Total	$–	$(616,995)	$–	$(616,995)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.98%

ASSET-BACKED SECURITIES 0.91%

Other 0.91%
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.293% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037	$7,500,000	$7,570,913
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	6.843% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	7,000,000	7,099,476
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.302% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	6,270,000	6,321,682
CIFC Funding Ltd. Series 2023-3A Class B†	6.593% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	6,040,000	6,102,478
Madison Park Funding XXXVII Ltd. Series 2019-37A Class CR2†	6.902% (3 mo. USD Term SOFR + 2.60%	)#	4/15/2037	6,500,000	6,596,149
OHA Credit Partners XII Ltd. Series 2015-12A Class B1R2†	6.24% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	6,820,000	6,878,061
OHA Loan Funding Ltd. Series 2016-1A Class CR2†	6.393% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2037	3,250,000	3,286,970
Palmer Square CLO Ltd. Series 2023-3A Class C†	7.193% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2037	2,750,000	2,791,105
Peebles Park CLO Ltd. Series 2024-1A Class B1†	6.293% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037	7,970,000	8,045,465
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.24% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	11,890,000	11,994,306
Voya CLO Ltd. Series 2023-1A Class C†	7.143% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	4,730,000	4,787,209
Total Asset-Backed Securities (cost $71,542,248)					71,473,814

CONVERTIBLE BONDS 1.48%

Auto Manufacturers 0.09%
NIO, Inc. (China)(a)	3.875%		10/15/2029	9,239,000	6,727,147

Electric 0.11%
NRG Energy, Inc.	2.75%		6/1/2048	3,435,000	8,572,386

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electrical Components & Equipment 0.12%
Schneider Electric SE	1.97%	11/27/2030	EUR	7,200,000	$9,775,241

Electronics 0.10%
OSI Systems, Inc.†	2.25%	8/1/2029		$6,825,000	8,180,860

Energy-Alternate Sources 0.09%
Sunnova Energy International, Inc.	0.25%	12/1/2026		13,713,000	7,358,914

Holding Companies-Diversified 0.14%
RWT Holdings, Inc.	5.75%	10/1/2025		10,711,000	10,657,445

Internet 0.08%
Meituan (China)(a)	Zero Coupon	4/27/2028		6,600,000	6,312,900

Mining 0.10%
Gold Pole Capital Co. Ltd. (Hong Kong)(a)	1.00%	6/25/2029		7,700,000	7,672,262

REITS 0.38%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027		7,894,000	7,657,180
PennyMac Corp.	5.50%	3/15/2026		16,032,000	15,807,552
Two Harbors Investment Corp.	6.25%	1/15/2026		6,808,000	6,760,344
Total					30,225,076

Semiconductors 0.17%
ams-OSRAM AG	2.125%	11/3/2027	EUR	7,100,000	6,067,366
Nova Ltd. (Israel)(a)	Zero Coupon	10/15/2025		$2,207,000	7,234,546
Total					13,301,912

Telecommunications 0.10%
GDS Holdings Ltd. (China)(a)	4.50%	1/31/2030		6,300,000	7,707,065
Total Convertible Bonds (cost $119,472,841)					116,491,208

	Dividend Rate			Shares

CONVERTIBLE PREFERRED STOCKS 0.15%

Aerospace & Defense 0.15%
Boeing Co.(cost $11,317,890)	6.00%			190,405	11,580,432

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
CORPORATE BONDS 82.66%

Advertising 1.02%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028		$25,962,000	$24,615,406
Clear Channel Outdoor Holdings, Inc.†	5.125%	8/15/2027		4,500,000	4,386,699
Neptune Bidco U.S., Inc.†	9.29%	4/15/2029		8,320,000	7,099,107
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		18,693,000	18,399,544
Summer BC Bidco B LLC†	5.50%	10/31/2026		10,750,000	10,847,502
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	12,048,876	12,563,959
Summer BC Holdco B SARL	5.75%	10/31/2026	EUR	2,032,000	2,112,171
Total					80,024,388

Aerospace/Defense 0.38%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		$4,753,000	4,747,251
Bombardier, Inc. (Canada)†(a)(b)	7.50%	2/1/2029		6,610,000	6,887,018
TransDigm, Inc.	5.50%	11/15/2027		16,536,000	16,389,400
TransDigm, Inc.†	6.75%	8/15/2028		1,684,000	1,715,944
Total					29,739,613

Agriculture 0.07%
Kernel Holding SA (Ukraine)(a)	6.75%	10/27/2027		3,000,000	2,782,755
Turning Point Brands, Inc.†	5.625%	2/15/2026		2,668,000	2,667,811
Total					5,450,566

Airlines 1.68%
Air Canada (Canada)†(a)	3.875%	8/15/2026		23,741,000	23,160,112
American Airlines, Inc.†	7.25%	2/15/2028		24,233,000	24,815,755
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		3,750,000	3,750,425
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		4,805,594	4,797,161
Azul Secured Finance LLP†	11.50%	8/28/2029		2,037,782	1,356,092
Azul Secured Finance LLP†	11.93%	8/28/2028		9,608,787	9,015,012
United Airlines, Inc.†	4.375%	4/15/2026		34,025,000	33,556,806
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(b)	9.50%	6/1/2028		30,848,000	31,764,833
Total					132,216,196

Auto Manufacturers 0.42%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(a)	10.00%	3/31/2029		21,666,000	21,523,868
Ford Motor Credit Co. LLC	5.125%	6/16/2025		11,259,000	11,260,037
Total					32,783,905

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Parts & Equipment 1.53%
Adient Global Holdings Ltd. (Ireland)†(a)	4.875%		8/15/2026			$16,700,000	$16,689,729
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			7,375,000	7,385,768
American Axle & Manufacturing, Inc.	6.875%		7/1/2028			2,500,000	2,487,215
Dana Financing Luxembourg SARL	3.00%		7/15/2029		EUR	3,771,000	3,806,412
Dana, Inc.	4.25%		9/1/2030			$8,034,000	7,626,426
Dana, Inc.	5.375%		11/15/2027			6,860,000	6,836,278
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,404,821
Goodyear Tire & Rubber Co.	5.00%		5/31/2026			9,764,000	9,688,394
Grupo Antolin-Irausa SA†	10.375%		1/30/2030		EUR	2,700,000	2,239,734
Grupo Antolin-Irausa SA	10.375%		1/30/2030		EUR	4,900,000	4,064,703
IHO Verwaltungs GmbH (Germany)†(a)	6.375%		5/15/2029			$12,000,000	11,768,070
Tenneco, Inc.†	8.00%		11/17/2028			21,587,000	20,627,596
ZF North America Capital, Inc.†	4.75%		4/29/2025			10,100,000	10,089,192
ZF North America Capital, Inc.†	6.875%		4/14/2028			5,850,000	5,898,865
ZF North America Capital, Inc.†	7.125%		4/14/2030			7,456,000	7,461,311
Total							120,074,514

Banks 3.04%
BNP Paribas SA (France)†(a)(b)	7.375% (5 yr. USD Swap + 5.15%	)#	–	(c)		9,500,000	9,601,374
Danske Bank AS (Denmark)(a)	4.375% (5 yr. CMT + 3.39%	)#	–	(c)		19,000,000	18,643,750
Freedom Mortgage Corp.†	12.00%		10/1/2028			26,114,000	28,469,274
Freedom Mortgage Corp.†	12.25%		10/1/2030			12,075,000	13,491,518
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(c)		11,683,000	11,818,986
ING Groep NV (Netherlands)(a)	5.962% (SOFR + 1.56%	)#	9/11/2027			3,500,000	3,547,668
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(c)		20,758,000	20,741,792
JPMorgan Chase & Co.(d)	6.50% (5 yr. CMT + 2.15%	)#	–	(c)		9,725,000	9,857,154
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(c)		6,860,000	6,713,291
M&T Bank Corp.(b)	3.50% (5 yr. CMT + 2.68%	)#	–	(c)		15,674,000	14,811,046
NatWest Group PLC (United Kingdom)(a)	8.00% (5 yr. USD Swap + 5.72%	)#	–	(c)		14,428,000	14,605,739
Popular, Inc.	7.25%		3/13/2028			8,530,000	8,898,923
Societe Generale SA (France)†(a)(b)	9.375% (5 yr. CMT + 5.39%	)#	–	(c)		5,308,000	5,586,957

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)(a)	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030		$14,099,000	$14,093,219
State Street Corp.(d)	6.45% (5 yr. CMT + 2.14%	)#	–	(c)	9,091,000	9,118,274
U.S. Bancorp	3.70% (5 yr. CMT + 2.54%	)#	–	(c)	6,778,000	6,443,058
UBS Group AG (Switzerland)(a)	5.125% (5 yr. CMT + 4.86%	)#	–	(c)	6,630,000	6,566,974
Valley National Bancorp	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		19,240,000	17,662,309
Wells Fargo & Co.	5.447% (SOFR + 1.07%	)#	4/22/2028		9,819,000	9,893,749
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,380,000	7,993,095
Total						238,558,150

Biotechnology 0.21%
Biocon Biologics Global PLC (United Kingdom)†(a)	6.67%		10/9/2029		7,300,000	7,123,102
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		10,907,000	9,205,723
Total						16,328,825

Building Materials 2.42%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		5,165,000	3,306,673
AmeriTex HoldCo Intermediate LLC†(b)	10.25%		10/15/2028		21,716,000	23,038,439
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		14,466,000	14,223,055
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		10,850,000	10,837,954
CP Atlas Buyer, Inc.†(b)	7.00%		12/1/2028		14,767,000	13,158,690
Eco Material Technologies, Inc.†	7.875%		1/31/2027		15,508,000	15,786,710
Griffon Corp.	5.75%		3/1/2028		25,799,000	25,592,404
JELD-WEN, Inc.†	4.875%		12/15/2027		17,237,000	16,624,277
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028		7,000,000	6,839,627
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		35,678,000	35,401,596
Standard Industries, Inc.†	5.00%		2/15/2027		12,445,000	12,281,587
West China Cement Ltd. (China)(a)	4.95%		7/8/2026		17,100,000	12,747,363
Total						189,838,375

Chemicals 3.02%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		14,306,312	9,477,932
ASP Unifrax Holdings, Inc.†	10.425%		9/30/2029		12,959,248	13,077,307
Cerdia Finanz GmbH (Germany)†(a)	9.375%		10/3/2031		8,477,000	8,873,723

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Chemours Co.	5.375%	5/15/2027		$8,416,000	$8,252,565
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		27,071,000	26,766,032
Herens Midco SARL	5.25%	5/15/2029	EUR	18,284,000	16,004,105
INEOS Finance PLC (United Kingdom)†(a)	6.75%	5/15/2028		$10,300,000	10,390,434
INEOS Finance PLC (United Kingdom)†(a)	7.50%	4/15/2029		7,750,000	7,912,866
INEOS Quattro Finance 2 PLC (United Kingdom)†(a)(b)	9.625%	3/15/2029		8,250,000	8,657,088
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026		15,324,916	13,696,644
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,500,000	5,328,180
NOVA Chemicals Corp. (Canada)†(a)	5.25%	6/1/2027		7,766,000	7,636,816
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		51,832,000	54,940,261
Rain Carbon, Inc.†(b)	12.25%	9/1/2029		18,536,000	19,676,812
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	53,992
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		5,640,000	5,476,588
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		8,550,000	8,489,804
SNF Group SACA (France)†(a)	3.125%	3/15/2027		7,150,000	6,822,383
Synthomer PLC	7.375%	5/2/2029	EUR	3,120,000	3,382,267
Synthomer PLC†	7.375%	5/2/2029	EUR	2,235,000	2,422,874
Total					237,338,673

Coal 0.92%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		$23,686,000	25,035,557
Coronado Finance Pty. Ltd. (Australia)†(a)	9.25%	10/1/2029		24,760,000	25,362,609
SunCoke Energy, Inc.†	4.875%	6/30/2029		21,665,000	19,997,222
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,657,665
Total					72,053,053

Commercial Services 4.26%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	943,459	1,170,730
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	472,714	586,587
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		$12,631,000	12,879,944
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		25,723,000	25,901,415
Alta Equipment Group, Inc.†(b)	9.00%	6/1/2029		24,500,000	23,765,301
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	5,000,000	5,996,433
CoreCivic, Inc.	8.25%	4/15/2029		$19,612,000	20,754,085
CPI CG, Inc.†	10.00%	7/15/2029		15,614,000	16,876,173
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,899,000	5,227,654
EquipmentShare.com, Inc.†	9.00%	5/15/2028		30,724,000	32,417,077

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Commercial Services (continued)
Garda World Security Corp. (Canada)†(a)	7.75%		2/15/2028			$3,227,000	$3,349,871
GEO Group, Inc.	8.625%		4/15/2029			12,035,000	12,715,086
Herc Holdings, Inc.†	5.50%		7/15/2027			4,554,000	4,540,553
Hertz Corp.(e)	Zero Coupon		10/15/2022			2,000	150
Hertz Corp.†(e)	Zero Coupon		10/15/2024			22,000	1,430
Hertz Corp.†(b)	4.625%		12/1/2026			16,996,000	15,134,279
NESCO Holdings II, Inc.†	5.50%		4/15/2029			8,278,000	7,833,795
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%		4/15/2026			22,750,000	22,822,881
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%		1/15/2028			5,849,000	5,847,024
RAC Bond Co. PLC	5.25%		11/4/2046		GBP	15,725,000	18,853,705
RR Donnelley & Sons Co.†	9.50%		8/1/2029			$22,433,000	23,119,718
Sotheby’s†	7.375%		10/15/2027			35,035,000	34,655,535
United Rentals North America, Inc.	5.50%		5/15/2027			11,392,000	11,393,734
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026			28,702,000	28,710,995
Total							334,554,155

Computers 0.63%
CA Magnum Holdings (Mauritius)(a)	5.375%		10/31/2026			10,200,000	10,036,800
NCR Atleos Corp.†	9.50%		4/1/2029			6,472,000	7,055,831
Unisys Corp.†	6.875%		11/1/2027			27,717,000	27,448,206
Virtusa Corp.†(b)	7.125%		12/15/2028			5,180,000	5,090,582
Total							49,631,419

Cosmetics/Personal Care 0.05%
Coty, Inc.†	5.00%		4/15/2026			3,696,000	3,693,523

Distribution/Wholesale 0.17%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028			8,277,000	7,991,407
Travis Perkins PLC	3.75%		2/17/2026		GBP	4,300,000	5,226,461
Total							13,217,868

Diversified Financial Services 6.61%
AG Issuer LLC†	6.25%		3/1/2028			$7,009,000	6,994,625
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027			2,500,000	2,603,183
Ally Financial, Inc.(b)	4.70% (5 yr. CMT + 3.87%	)#	–	(c)		7,775,000	7,479,277
Ally Financial, Inc.	5.75%		11/20/2025			19,087,000	19,170,701
Ally Financial, Inc.	8.00%		11/1/2031			5,579,000	6,261,429

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aretec Group, Inc.†	10.00%		8/15/2030	$7,169,000	$7,887,004
Avation Capital SA (Luxembourg)†(a)	8.25%		10/31/2026	14,885,000	14,727,293
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	14,675,000	15,836,644
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027	18,000,000	18,144,271
Coinbase Global, Inc.†	3.375%		10/1/2028	19,029,000	17,226,032
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	13,152,000	13,737,711
GGAM Finance Ltd. (Ireland)†(a)	6.875%		4/15/2029	7,074,000	7,235,266
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	8,556,000	8,841,214
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028	15,577,000	16,441,897
ILFC E-Capital Trust I†	6.149% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	14,674,000	12,098,257
ILFC E-Capital Trust II†	6.399% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	11,038,000	9,366,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028	30,939,000	29,328,715
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	15,026,000	15,004,869
LFS Topco LLC†	5.875%		10/15/2026	27,137,000	26,980,498
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	2,325,000	2,455,198
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.375%		5/1/2028	22,772,000	23,881,816
Midcap Financial Issuer Trust†	6.50%		5/1/2028	33,949,000	33,422,044
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	25,298,000	25,153,817
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	10,980,000	10,787,846
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027	8,000,000	7,994,677
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	5,784,000	5,800,866
Navient Corp.	6.75%		6/25/2025	2,925,000	2,939,800
Navient Corp.	6.75%		6/15/2026	9,325,000	9,490,957
OneMain Finance Corp.	6.625%		1/15/2028	28,068,000	28,544,117
OneMain Finance Corp.	7.125%		3/15/2026	24,641,000	25,148,605
Osaic Holdings, Inc.†	10.75%		8/1/2027	12,368,000	12,808,894
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	28,056,000	28,045,342
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029	10,568,000	10,350,775
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	7,128,000	7,460,300
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	3,945,000	3,766,472
SLM Corp.	3.125%		11/2/2026	6,154,000	5,921,310
United Wholesale Mortgage LLC†	5.50%		11/15/2025	12,725,000	12,726,774
United Wholesale Mortgage LLC†	5.50%		4/15/2029	3,465,000	3,361,986
World Acceptance Corp.†	7.00%		11/1/2026	4,190,000	4,184,995
Total					519,612,102

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric 1.41%
Alexander Funding Trust II†	7.467%		7/31/2028		$3,000,000	$3,177,741
Algonquin Power & Utilities Corp. (Canada)(a)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		9,812,000	9,371,417
Calpine Corp.†	4.50%		2/15/2028		6,400,000	6,214,970
Calpine Corp.†	5.125%		3/15/2028		8,370,000	8,225,241
ContourGlobal Power Holdings SA (Luxembourg)†(a)(d)	6.75%		2/28/2030		11,376,000	11,392,495
Elwood Energy LLC	8.159%		7/5/2026		2,663	2,517
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		5,483,000	5,486,076
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(c)	7,265,000	8,068,422
Pike Corp.†	5.50%		9/1/2028		1,525,000	1,494,121
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(c)	18,308,000	18,393,022
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(c)	4,510,000	4,628,121
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(c)	10,130,000	10,879,346
Vistra Operations Co. LLC†	5.00%		7/31/2027		7,629,000	7,527,231
Vistra Operations Co. LLC†	5.50%		9/1/2026		5,850,000	5,852,176
Vistra Operations Co. LLC†	5.625%		2/15/2027		9,795,000	9,801,005
Total						110,513,901

Electrical Components & Equipment 0.21%
Energizer Holdings, Inc.†	4.75%		6/15/2028		7,356,000	7,072,439
Energizer Holdings, Inc.†	6.50%		12/31/2027		7,800,000	7,917,343
EnerSys†	4.375%		12/15/2027		1,219,000	1,178,441
Total						16,168,223

Electronics 0.09%
Coherent Corp.†	5.00%		12/15/2029		7,600,000	7,319,770

Energy-Alternate Sources 0.43%
Greenko Wind Projects Mauritius Ltd. (Mauritius)(a)	5.50%		4/6/2025		4,900,000	4,892,995
Sunnova Energy Corp.†(b)	5.875%		9/1/2026		12,393,000	10,130,053
Sunnova Energy Corp.†(b)	11.75%		10/1/2028		4,898,000	3,428,306
TerraForm Power Operating LLC†	5.00%		1/31/2028		15,573,000	15,018,472
Total						33,469,826

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.54%
ASG Finance DAC (Ireland)†(a)	9.75%		5/15/2029		$10,949,000	$11,108,828
ASG Finance DAC (Ireland)(a)	9.75%		5/15/2029		1,446,000	1,467,108
Brand Industrial Services, Inc.†	10.375%		8/1/2030		16,899,000	17,434,407
Heathrow Finance PLC	3.875%	(f)	3/1/2027	GBP	6,286,000	7,458,038
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$5,022,000	4,831,184
Total						42,299,565

Entertainment 1.56%
888 Acquisitions Ltd.	7.558%		7/15/2027	EUR	9,875,000	10,353,175
888 Acquisitions Ltd.	10.75%		5/15/2030	GBP	5,000,000	6,417,642
AMC Entertainment Holdings, Inc.†(b)	10.00%		6/15/2026		$9,986,049	9,832,596
Cinemark USA, Inc.†	5.25%		7/15/2028		7,816,000	7,668,292
CPUK Finance Ltd. Class B6	4.50%		8/28/2027	GBP	1,285,000	1,520,213
CPUK Finance Ltd.	6.50%		8/28/2026	GBP	11,662,000	14,416,129
Empire Resorts, Inc.†	7.75%		11/1/2026		$15,472,000	14,891,345
Flutter Treasury DAC (Ireland)†(a)	6.375%		4/29/2029		2,832,000	2,880,889
Inter Media & Communication SpA	6.75%		2/9/2027	EUR	17,549,150	18,540,293
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		$4,170,000	4,100,921
Light & Wonder International, Inc.†	7.00%		5/15/2028		7,650,000	7,687,554
Penn Entertainment, Inc.†(b)	4.125%		7/1/2029		12,613,000	11,498,383
Penn Entertainment, Inc.†	5.625%		1/15/2027		7,000,000	6,942,903
Pinewood Finco PLC	3.25%		9/30/2025	GBP	4,900,000	5,994,058
Total						122,744,393

Environmental Control 0.08%
Enviri Corp.†	5.75%		7/31/2027		$4,588,000	4,456,835
GFL Environmental, Inc. (Canada)†(a)	5.125%		12/15/2026		2,094,000	2,086,720
Total						6,543,555

Food 1.58%
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	5,689,526
Bellis Finco PLC	4.00%		2/16/2027	GBP	13,050,000	15,338,645
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	654,000	852,243
Iceland Bondco PLC	10.875%		12/15/2027	GBP	9,985,000	13,011,696
Lion/Polaris Lux 4 SA	6.303% (3 mo. EURIBOR + 3.63%	)#	7/1/2029	EUR	6,750,000	7,046,813
Market Bidco Finco PLC	4.75%		11/4/2027	EUR	5,700,000	5,842,963
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	13,650,000	16,353,422
Performance Food Group, Inc.†	5.50%		10/15/2027		$39,475,000	39,298,630
Premier Foods Finance PLC	3.50%		10/15/2026	GBP	6,775,000	8,331,899

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Sigma Holdco BV	5.75%		5/15/2026	EUR	7,729,315	$8,013,663
Sigma Holdco BV (Netherlands)†(a)(b)	7.875%		5/15/2026		$4,183,000	4,176,089
Total						123,955,589

Food Service 0.13%
Elior Group SA	3.75%		7/15/2026	EUR	9,675,000	10,050,963

Forest Products & Paper 0.46%
Ahlstrom Holding 3 OY (Finland)†(a)(b)	4.875%		2/4/2028		$13,511,000	12,878,449
Mercer International, Inc. (Canada)(a)	5.125%		2/1/2029		10,857,000	9,639,957
Mercer International, Inc. (Canada)†(a)	12.875%		10/1/2028		12,610,000	13,631,561
Total						36,149,967

Hand/Machine Tools 0.07%
IMA Industria Macchine Automatiche SpA	6.535% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,265,000	5,508,244

Health Care-Products 0.22%
Bausch & Lomb Corp. (Canada)†(a)	8.375%		10/1/2028		$16,228,000	17,010,352

Health Care-Services 2.01%
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027		26,151,000	25,414,130
CHS/Community Health Systems, Inc.†(b)	6.875%		4/1/2028		4,244,000	3,023,935
CHS/Community Health Systems, Inc.†	8.00%		12/15/2027		4,260,000	4,236,062
Global Medical Response, Inc.†	6.50%		10/1/2025		6,981,000	6,960,860
HCA, Inc.	5.25%		4/15/2025		3,531,000	3,533,356
HCA, Inc.	5.375%		2/1/2025		3,969,000	3,969,000
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%		4/30/2028		24,250,000	25,883,747
Tenet Healthcare Corp.	5.125%		11/1/2027		2,100,000	2,078,741
Tenet Healthcare Corp.	6.125%		10/1/2028		7,580,000	7,590,013
Tenet Healthcare Corp.	6.25%		2/1/2027		56,920,000	57,077,668
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029		17,572,000	17,891,002
Total						157,658,514

Holding Companies-Diversified 0.31%
Benteler International AG (Austria)†(a)	10.50%		5/15/2028		22,673,000	24,125,342

Home Builders 0.84%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		8/1/2029		10,000,000	9,296,474
Dream Finders Homes, Inc.†	8.25%		8/15/2028		2,257,000	2,338,983

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Home Builders (continued)
Landsea Homes Corp.†	8.875%		4/1/2029			$19,910,000	$19,966,286
LGI Homes, Inc.†	8.75%		12/15/2028			9,424,000	9,992,333
M/I Homes, Inc.	4.95%		2/1/2028			2,111,000	2,079,026
Maison Finco PLC	6.00%		10/31/2027		GBP	875,000	1,068,171
Miller Homes Group Finco PLC	7.00%		5/15/2029		GBP	9,603,000	11,468,809
Shea Homes LP/Shea Homes Funding Corp.	4.75%		2/15/2028			$5,960,000	5,772,378
STL Holding Co. LLC†	8.75%		2/15/2029			4,071,000	4,362,569
Total							66,345,029

Housewares 0.36%
Newell Brands, Inc.	5.70%		4/1/2026			8,686,000	8,720,153
Newell Brands, Inc.	6.375%		9/15/2027			14,025,000	14,320,100
Scotts Miracle-Gro Co.	5.25%		12/15/2026			5,005,000	4,981,913
Total							28,022,166

Insurance 0.48%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028			5,036,000	5,092,544
Equitable Holdings, Inc.(b)	4.95% (5 yr. CMT + 4.74%	)#	–	(c)		14,186,000	14,140,654
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051			7,889,000	7,615,644
MetLife, Inc.	3.85% (5 yr. CMT + 3.58%	)#	–	(c)		11,123,000	11,044,778
Total							37,893,620

Internet 2.35%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029			12,576,000	12,610,458
Cogent Communications Group LLC†	3.50%		5/1/2026			7,250,000	7,087,126
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.†	7.00%		6/15/2027			8,976,000	9,095,390
Gen Digital, Inc.†	6.75%		9/30/2027			6,431,000	6,543,594
GrubHub Holdings, Inc.†(b)	5.50%		7/1/2027			36,485,000	33,976,481
ION Trading Technologies SARL (Luxembourg)†(a)	5.75%		5/15/2028			4,808,000	4,537,816
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%		5/30/2029			16,390,000	17,133,504
Millennium Escrow Corp.†	6.625%		8/1/2026			14,634,000	11,389,603
Ocado Group PLC	3.875%		10/8/2026		GBP	6,280,000	7,590,941
Ocado Group PLC	10.50%		8/8/2029		GBP	4,899,000	6,231,135
Ocado Group PLC†	10.50%		8/8/2029		GBP	3,692,000	4,695,928
Rakuten Group, Inc. (Japan)(a)	5.125% (5 yr. CMT + 4.58%	)#	–	(c)		$10,006,000	9,663,304

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
Rakuten Group, Inc. (Japan)†(a)	9.75%	4/15/2029		$35,279,000	$38,596,826
Rakuten Group, Inc. (Japan)†(a)	11.25%	2/15/2027		14,050,000	15,373,126
Total					184,525,232

Investment Companies 0.23%
Blue Owl Technology Finance Corp. II	6.75%	4/4/2029		11,367,000	11,541,726
Sixth Street Lending Partners	6.50%	3/11/2029		6,553,000	6,708,176
Total					18,249,902

Iron-Steel 0.52%
Algoma Steel, Inc. (Canada)†(a)	9.125%	4/15/2029		15,944,000	16,022,126
ATI, Inc.	5.875%	12/1/2027		10,551,000	10,519,182
CSN Inova Ventures (Brazil)(a)(b)	6.75%	1/28/2028		15,300,000	14,593,489
Total					41,134,797

Leisure Time 2.18%
Carnival Corp.†	5.75%	3/1/2027		48,826,000	48,958,660
Carnival Corp.†	6.00%	5/1/2029		4,689,000	4,700,994
Deuce Finco PLC	5.50%	6/15/2027	GBP	14,700,000	17,920,727
NCL Corp. Ltd.†	5.875%	3/15/2026		$4,331,000	4,349,558
NCL Corp. Ltd.†	5.875%	2/15/2027		3,639,000	3,657,970
NCL Corp. Ltd.†	8.125%	1/15/2029		2,534,000	2,692,334
NCL Finance Ltd.†	6.125%	3/15/2028		7,841,000	7,925,134
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	6,900,000	9,121,914
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027		$4,070,000	4,073,655
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		7,000,000	7,012,978
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028		5,250,000	5,268,832
Sabre GLBL, Inc.†(b)	8.625%	6/1/2027		23,341,000	23,484,197
Sabre GLBL, Inc.†	11.25%	12/15/2027		7,192,000	7,677,280
Viking Cruises Ltd.†	5.875%	9/15/2027		24,710,000	24,679,439
Total					171,523,672

Lodging 1.30%
Full House Resorts, Inc.†	8.25%	2/15/2028		8,600,000	8,670,939
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029		9,740,000	10,020,601
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.75%	7/21/2028		12,750,000	12,210,671
MGM China Holdings Ltd. (Macau)†(a)	5.25%	6/18/2025		9,250,000	9,215,646
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		3,450,000	3,452,639
MGM Resorts International	5.50%	4/15/2027		27,129,000	27,175,391
Studio City Finance Ltd. (Hong Kong)(a)	5.00%	1/15/2029		12,100,000	11,036,046

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		$12,180,000	$12,118,854
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027		8,241,000	8,071,334
Total						101,972,121

Machinery-Diversified 1.14%
ATS Corp. (Canada)†(a)	4.125%		12/15/2028		18,500,000	17,303,322
GrafTech Global Enterprises, Inc.†(b)	9.875%		12/23/2029		20,560,000	17,733,000
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(a)	9.00%		2/15/2029		27,941,000	29,330,656
Mangrove Luxco III SARL†	7.785% (3 mo. EURIBOR + 5.00%	)#	7/15/2029	EUR	4,046,000	4,246,903
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		$7,792,000	8,217,502
Nova Alexandre III SAS	8.035% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	12,348,000	12,795,985
Total						89,627,368

Media 4.93%
AMC Networks, Inc.	4.25%		2/15/2029		$51,614,000	40,941,283
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		4,500,000	4,383,931
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		44,248,000	43,458,399
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%		5/1/2026		22,542,000	22,476,171
CSC Holdings LLC†	4.625%		12/1/2030		11,626,000	6,383,587
CSC Holdings LLC†	11.75%		1/31/2029		9,204,000	9,164,531
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%		8/15/2027		24,289,000	24,068,382
DISH DBS Corp.	7.375%		7/1/2028		18,588,000	13,351,951
DISH DBS Corp.	7.75%		7/1/2026		2,938,000	2,571,545
Gray Media, Inc.†(b)	7.00%		5/15/2027		36,157,000	35,444,628
Gray Media, Inc.†(b)	10.50%		7/15/2029		6,700,000	7,019,449
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%		10/15/2027		18,875,000	17,290,757
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		10,180,000	10,028,619
Nexstar Media, Inc.†	5.625%		7/15/2027		18,730,000	18,485,014
Sirius XM Radio LLC†	3.125%		9/1/2026		40,555,000	39,245,512
Sirius XM Radio LLC†	5.00%		8/1/2027		5,800,000	5,699,869
TEGNA, Inc.	4.625%		3/15/2028		10,762,000	10,348,098
TEGNA, Inc.†	4.75%		3/15/2026		8,350,000	8,308,653
Univision Communications, Inc.†	6.625%		6/1/2027		21,460,000	21,480,902
Univision Communications, Inc.†	8.00%		8/15/2028		22,741,000	23,271,820

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	4,925,000	$5,713,780
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(a)	5.00%	7/15/2028		$19,300,000	18,442,663
Total					387,579,544

Metal Fabricate-Hardware 0.10%
Park-Ohio Industries, Inc.	6.625%	4/15/2027		7,605,000	7,529,966

Mining 2.68%
Aris Mining Corp. (Canada)†(a)	8.00%	10/31/2029		11,222,000	11,283,328
China Hongqiao Group Ltd. (China)(a)	7.75%	3/27/2025		5,600,000	5,616,698
Compass Minerals International, Inc.†(b)	6.75%	12/1/2027		10,183,000	10,110,398
Eldorado Gold Corp. (Canada)†(a)	6.25%	9/1/2029		10,510,000	10,383,101
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	10/15/2027		4,500,000	4,497,466
First Quantum Minerals Ltd. (Canada)†(a)	9.375%	3/1/2029		9,752,000	10,318,386
Hecla Mining Co.	7.25%	2/15/2028		33,883,000	34,380,301
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026		35,292,000	34,931,619
IAMGOLD Corp. (Canada)†(a)	5.75%	10/15/2028		6,353,000	6,228,596
Ivanhoe Mines Ltd. (Canada)†(a)(b)	7.875%	1/23/2030		11,011,000	11,074,864
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026		1,642,000	1,644,832
New Gold, Inc. (Canada)†(a)	7.50%	7/15/2027		13,128,000	13,216,798
Novelis Corp.†	3.25%	11/15/2026		11,900,000	11,509,992
Novelis, Inc.†	6.875%	1/30/2030		20,076,000	20,568,053
Stillwater Mining Co.(b)	4.00%	11/16/2026		12,800,000	12,158,144
Stillwater Mining Co.(b)	4.50%	11/16/2029		5,600,000	4,736,483
WE Soda Investments Holding PLC (United Kingdom)(a)	9.50%	10/6/2028		7,775,000	8,024,725
Total					210,683,784

Miscellaneous Manufacturing 0.31%
LSB Industries, Inc.†	6.25%	10/15/2028		24,674,000	24,325,996

Office/Business Equipment 0.31%
Pitney Bowes, Inc.†(b)	6.875%	3/15/2027		4,905,000	4,930,447
Xerox Holdings Corp.†	5.00%	8/15/2025		14,493,000	14,440,854
Xerox Holdings Corp.†	8.875%	11/30/2029		5,726,000	5,029,499
Total					24,400,800

Oil & Gas 11.20%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029		11,804,000	12,115,094
Antero Resources Corp.†	7.625%	2/1/2029		3,325,000	3,412,561

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	$9,075,000	$8,936,052
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	39,070,488	39,108,953
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,281,553	4,276,951
California Resources Corp.†	7.125%	2/1/2026	5,000,000	5,005,080
California Resources Corp.†	8.25%	6/15/2029	29,818,000	30,678,518
Calumet Specialty Products Partners LP/ Calumet Finance Corp.†	9.75%	7/15/2028	8,541,000	8,323,912
Canacol Energy Ltd. (Canada)(a)	5.75%	11/24/2028	14,000,000	8,182,179
Chord Energy Corp.†	6.375%	6/1/2026	12,600,000	12,611,680
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,992,424
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,243,637
CITGO Petroleum Corp.†	8.375%	1/15/2029	21,556,000	22,293,297
Civitas Resources, Inc.†	5.00%	10/15/2026	26,139,000	26,017,302
Civitas Resources, Inc.†	8.375%	7/1/2028	19,333,000	20,243,971
CNX Resources Corp.†	6.00%	1/15/2029	11,141,000	11,049,667
Comstock Resources, Inc.†	5.875%	1/15/2030	7,362,000	6,972,793
Comstock Resources, Inc.†	6.75%	3/1/2029	28,852,000	28,340,823
Crescent Energy Finance LLC†	9.25%	2/15/2028	23,961,000	25,117,279
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	10,253,000	10,695,068
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,815,000	5,977,407
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	14,934,000	15,891,060
EnQuest PLC (United Kingdom)†(a)(b)	11.625%	11/1/2027	13,670,000	13,852,973
Global Marine, Inc.	7.00%	6/1/2028	24,506,000	23,280,700
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	14,177,000	14,444,619
HF Sinclair Corp.	6.375%	4/15/2027	1,930,000	1,959,835
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	4,876,639
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	17,796,000	17,686,435
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	23,747,000	23,853,529
Kosmos Energy Ltd.†	7.125%	4/4/2026	3,572,000	3,535,898
Kosmos Energy Ltd.†	7.50%	3/1/2028	3,601,000	3,423,281
Kosmos Energy Ltd.	7.75%	5/1/2027	6,475,000	6,278,262
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	24,824,000	24,451,769
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,351,418
Medco Bell Pte. Ltd. (Singapore)(a)	6.375%	1/30/2027	16,534,000	16,659,245
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	6,362,000	6,344,890
Nabors Industries Ltd.†	7.50%	1/15/2028	7,181,000	6,945,899
Nabors Industries, Inc.†	7.375%	5/15/2027	12,635,000	12,761,388

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Noble Finance II LLC†	8.00%	4/15/2030	$10,799,000	$10,996,373
Northern Oil & Gas, Inc.†	8.125%	3/1/2028	9,500,000	9,668,473
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	10,257,000	10,116,257
Permian Resources Operating LLC†	5.375%	1/15/2026	8,130,000	8,113,918
Permian Resources Operating LLC†	8.00%	4/15/2027	6,858,000	7,022,894
Petroleos Mexicanos (Mexico)(a)	8.75%	6/2/2029	14,420,000	14,295,514
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	2,592,000	2,616,380
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	1,688,000	1,693,456
Range Resources Corp.	8.25%	1/15/2029	9,165,000	9,438,071
Saturn Oil & Gas, Inc. (Canada)†(a)(b)	9.625%	6/15/2029	25,595,000	25,564,514
Seadrill Finance Ltd.†	8.375%	8/1/2030	15,393,000	15,720,871
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)(b)	9.625%	4/15/2029	21,367,000	19,119,625
SierraCol Energy Andina LLC†(b)	6.00%	6/15/2028	12,000,000	11,133,566
Sitio Royalties Operating Partnership LP/ Sitio Finance Corp.†	7.875%	11/1/2028	23,551,000	24,488,189
SM Energy Co.	6.50%	7/15/2028	5,000,000	5,008,665
SM Energy Co.	6.625%	1/15/2027	17,731,000	17,733,137
SM Energy Co.	6.75%	9/15/2026	10,132,000	10,141,990
SM Energy Co.†	6.75%	8/1/2029	15,304,000	15,322,932
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	12,161,000	12,209,693
Sunoco LP/Sunoco Finance Corp.	6.00%	4/15/2027	7,720,000	7,715,707
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,275,799
Talos Production, Inc.†	9.00%	2/1/2029	25,929,000	26,988,796
Talos Production, Inc.†	9.375%	2/1/2031	6,463,000	6,720,008
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	7,633,000	7,253,770
Transocean Aquila Ltd.†	8.00%	9/30/2028	5,772,015	5,936,772
Transocean, Inc.†	8.25%	5/15/2029	24,134,000	24,236,763
Valaris Ltd.†	8.375%	4/30/2030	17,259,000	17,737,471
Vital Energy, Inc.†	7.75%	7/31/2029	21,950,000	22,048,841
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	32,132,000	31,796,226
Total				880,307,159

Oil & Gas Services 1.29%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	7,800,000	7,843,462
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	12,326,000	13,204,004
Kodiak Gas Services LLC†	7.25%	2/15/2029	12,273,000	12,642,123
Nine Energy Service, Inc.	13.00%	2/1/2028	3,683,000	2,597,141
Oceaneering International, Inc.	6.00%	2/1/2028	2,735,000	2,718,878

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
Oceaneering International, Inc.	6.00%	2/1/2028	$2,815,000	$2,798,406
Solaris Midstream Holdings LLC†	7.625%	4/1/2026	8,649,000	8,679,894
Tidewater, Inc.†	10.375%	7/3/2028	1,500,000	1,597,283
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	29,528,000	29,731,123
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	7,605,000	7,788,151
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	896,000	915,146
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026	10,959,000	11,193,172
Total				101,708,783

Packaging & Containers 0.82%
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%	11/1/2025	5,025,000	4,929,914
Graham Packaging Co., Inc.†	7.125%	8/15/2028	5,675,000	5,651,106
Iris Holding, Inc.†	10.00%	12/15/2028	6,930,000	6,423,187
LABL, Inc.†	9.50%	11/1/2028	10,724,000	10,550,544
LABL, Inc.†(b)	10.50%	7/15/2027	10,689,000	10,525,799
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	9,236,000	9,344,893
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	17,019,000	17,354,802
Total				64,780,245

Pharmaceuticals 1.81%
1375209 BC Ltd. (Canada)†(a)(b)	9.00%	1/30/2028	5,400,000	5,412,463
AdaptHealth LLC†	6.125%	8/1/2028	11,550,000	11,357,527
Bausch Health Cos., Inc. (Canada)†(a)	4.875%	6/1/2028	11,939,000	9,684,374
Bausch Health Cos., Inc. (Canada)†(a)	5.50%	11/1/2025	9,851,000	9,673,583
Bausch Health Cos., Inc. (Canada)†(a)	9.00%	12/15/2025	2,612,000	2,534,620
Cheplapharm Arzneimittel GmbH (Germany)†(a)	5.50%	1/15/2028	16,575,000	14,693,857
Curaleaf Holdings, Inc.	8.00%	12/15/2026	22,821,000	21,794,055
Herbalife Nutrition Ltd./HLF Financing, Inc.†(b)	7.875%	9/1/2025	7,023,000	7,032,102
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	11,676,000	12,271,219
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	8,615,000	8,177,052
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029	10,147,625	10,485,084
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.75%	3/1/2028	4,200,000	4,325,198
Trulieve Cannabis Corp.	8.00%	10/6/2026	25,047,000	24,484,820
Total				141,925,954

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pipelines 2.45%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027			$9,661,000	$9,665,728
Buckeye Partners LP†	6.75%		2/1/2030			30,398,000	30,942,556
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			20,241,000	20,342,751
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			9,674,000	10,155,949
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(c)		11,090,000	11,111,770
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%	)#	–	(c)		7,300,000	7,302,368
EQM Midstream Partners LP†	7.50%		6/1/2027			4,712,000	4,833,683
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027			1,330,000	1,354,689
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			4,917,000	5,036,734
Global Partners LP/GLP Finance Corp.	7.00%		8/1/2027			8,625,000	8,671,290
Harvest Midstream I LP†	7.50%		9/1/2028			6,825,000	6,984,725
Hess Midstream Operations LP†	5.625%		2/15/2026			7,300,000	7,307,052
Howard Midstream Energy Partners LLC†	8.875%		7/15/2028			6,800,000	7,177,611
NuStar Logistics LP	5.625%		4/28/2027			5,850,000	5,856,248
NuStar Logistics LP	6.00%		6/1/2026			1,432,000	1,441,361
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027			4,800,000	4,780,761
Venture Global LNG, Inc.†	8.125%		6/1/2028			20,318,000	21,246,004
Venture Global LNG, Inc.†	9.50%		2/1/2029			25,207,000	28,114,123
Total							192,325,403

Real Estate 0.76%
Canary Wharf Group Investment Holdings PLC	2.625%		4/23/2025		GBP	8,483,000	10,445,766
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			$5,576,000	5,625,704
Howard Hughes Corp.†	5.375%		8/1/2028			11,078,000	10,768,753
Hunt Cos., Inc.†	5.25%		4/15/2029			17,016,000	16,338,207
Kennedy Wilson Europe Real Estate Ltd.	3.25%		11/12/2025		EUR	2,968,421	3,039,408
Longfor Group Holdings Ltd. (China)(a)	3.95%		9/16/2029			$8,749,000	6,508,208
Newmark Group, Inc.	7.50%		1/12/2029			6,581,000	6,939,855
Total							59,665,901

REITS 1.84%
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027			7,250,000	6,944,156
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029			6,284,000	6,477,981
Brandywine Operating Partnership LP	8.875%		4/12/2029			20,561,000	21,984,808

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025		$6,723,000	$6,718,529
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027		15,466,000	16,097,508
Iron Mountain, Inc.†	4.875%	9/15/2027		6,553,000	6,435,920
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		6,485,000	6,313,434
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		19,152,000	19,153,959
Piedmont Operating Partnership LP	6.875%	7/15/2029		8,838,000	9,075,548
Piedmont Operating Partnership LP	9.25%	7/20/2028		7,830,000	8,611,798
Starwood Property Trust, Inc.	4.75%	3/15/2025		2,000,000	1,999,073
Starwood Property Trust, Inc.†	6.50%	7/1/2030		7,750,000	7,828,949
Starwood Property Trust, Inc.†	7.25%	4/1/2029		7,789,000	8,055,662
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		9,378,000	8,917,910
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028		9,091,000	9,725,615
Total					144,340,850

Retail 4.20%
Arko Corp.†	5.125%	11/15/2029		7,511,000	6,938,678
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		6,335,000	5,799,179
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	2,584,000	3,312,052
CEC Entertainment LLC†	6.75%	5/1/2026		$18,435,000	18,467,741
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		6,740,000	7,084,057
FirstCash, Inc.†	4.625%	9/1/2028		9,850,000	9,426,252
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.375%	1/15/2029		20,948,000	19,644,951
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	11.50%	8/15/2029		13,810,000	14,120,726
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		12,121,000	7,058,085
Ken Garff Automotive LLC†	4.875%	9/15/2028		8,706,000	8,375,828
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		3,305,000	3,240,494
Murphy Oil USA, Inc.	5.625%	5/1/2027		1,219,000	1,217,361
Nordstrom, Inc.	4.00%	3/15/2027		9,194,000	8,907,056
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		7,500,000	7,195,750
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		42,858,000	42,765,543
Punch Finance PLC	6.125%	6/30/2026	GBP	13,009,000	16,079,446
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029		$5,255,000	5,634,595
Saks Global Enterprises LLC†	11.00%	12/15/2029		29,825,000	28,583,813

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		$3,384,000	$3,392,521
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029		7,421,000	7,600,254
Staples, Inc.†	10.75%		9/1/2029		26,315,000	25,822,747
Staples, Inc.†	12.75%		1/15/2030		10,669,141	8,348,425
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	7,825,000	10,109,706
Victoria’s Secret & Co.†(b)	4.625%		7/15/2029		$24,163,000	22,222,523
Victra Holdings LLC/Victra Finance Corp.†(b)	8.75%		9/15/2029		27,259,000	28,901,246
Walgreens Boots Alliance, Inc.(b)	8.125%		8/15/2029		9,700,000	9,813,288
Total						330,062,317

Savings & Loans 0.04%
Flagstar Financial, Inc.	7.573% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		3,626,000	3,468,224
Semiconductors 0.13%
ams-OSRAM AG (Austria)†(a)(b)	12.25%		3/30/2029		4,000,000	3,974,902
ON Semiconductor Corp.†	3.875%		9/1/2028		6,852,000	6,468,670
Total						10,443,572

Software 1.19%
Central Parent, Inc./CDK Global, Inc.†	7.25%		6/15/2029		25,261,000	24,017,416
Cloud Software Group, Inc.†	6.50%		3/31/2029		29,188,000	28,717,009
Dye & Durham Ltd. (Canada)†(a)	8.625%		4/15/2029		13,340,000	13,955,281
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	4.625%		5/1/2028		2,900,000	2,678,914
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		9,430,000	9,722,575
SS&C Technologies, Inc.†	5.50%		9/30/2027		14,635,000	14,606,810
Total						93,698,005

Telecommunications 2.21%
CommScope LLC†(b)	8.25%		3/1/2027		22,326,000	21,329,432
Frontier Communications Holdings LLC†	5.00%		5/1/2028		27,006,000	26,753,321
Frontier Communications Holdings LLC†	5.875%		10/15/2027		43,194,000	43,234,905
Frontier Communications Holdings LLC†	6.75%		5/1/2029		10,519,000	10,598,103
Hughes Satellite Systems Corp.	5.25%		8/1/2026		12,552,000	11,269,061
Hughes Satellite Systems Corp.	6.625%		8/1/2026		21,566,000	14,891,355
Iliad Holding SASU (France)†(a)	7.00%		10/15/2028		11,800,000	12,023,209
Lumen Technologies, Inc.†	4.50%		1/15/2029		8,470,000	7,085,621

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc.†	5.375%		6/15/2029			$2,938,000	$2,455,522
Sunrise HoldCo IV BV (Netherlands)†(a)	5.50%		1/15/2028			14,680,000	14,517,645
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%		2/11/2025			8,800,000	8,866,880
VF Ukraine PAT via VFU Funding PLC (Ukraine)(a)	6.20%		2/11/2025			1,000,000	1,007,600
Total							174,032,654

Transportation 1.19%
Brightline East LLC†(b)	11.00%		1/31/2030			20,476,000	19,862,027
gategroup Finance Luxembourg SA	3.00%		2/28/2027		CHF	16,605,000	17,395,823
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(c)	GBP	5,849,000	7,031,750
Rand Parent LLC†(b)	8.50%		2/15/2030			$17,970,000	18,651,800
Seaspan Corp. (Hong Kong)†(a)	5.50%		8/1/2029			23,987,000	22,143,854
XPO, Inc.†	6.25%		6/1/2028			2,338,000	2,373,294
Yunda Holding Investment Ltd.	2.25%		8/19/2025			6,550,000	6,431,805
Total							93,890,353

Trucking & Leasing 0.27%
AerCap Global Aviation Trust (Ireland)†(a)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045			1,500,000	1,500,877
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028			20,347,000	19,900,878
Total							21,401,755
Total Corporate Bonds (cost $6,413,293,332)							6,494,498,701

FLOATING RATE LOANS(g) 11.30%

Advertising 0.08%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.805% (3 mo. USD Term SOFR + 4.25%	)	10/28/2027			6,580,292	6,581,838

Aerospace/Defense 0.05%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025			1,243,414	1,541,834
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.562% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031			1,598,379	1,606,643
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.562% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031			607,973	611,116
Total							3,759,593

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Automobile Manufacturers 0.19%
American Trailer World Corp. Term Loan B	8.162% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028		$16,561,000	$14,818,866

Automotive 0.33%
DexKo Global, Inc. 2021 USD Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028		26,901,820	25,811,489

Building Materials 0.41%
ACProducts, Inc. 2021 Term Loan B	8.84% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		10,970,340	8,485,558
CP Atlas Buyer, Inc. 2021 Term Loan B	8.162% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		3,747,667	3,627,591
LHS Borrower LLC 2022 Term Loan B	9.162% (1 mo. USD Term SOFR + 4.75%	)	2/16/2029		6,830,155	6,564,428
Patagonia Bidco Ltd. 2021 GBP Term Loan B (United Kingdom)(a)	10.20% (SONIA + 5.25%	)	11/1/2028	GBP	5,875,000	6,598,692
Quikrete Holdings, Inc. 2024 Term Loan B1	–	(h)	3/19/2029		$6,505,613	6,530,009
Total						31,806,278

Chemicals 0.69%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	12.162% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028		5,000,000	4,925,000
Aruba Investments Holdings LLC 2020 USD Term Loan	8.412% (1 mo. USD Term SOFR + 4.00%	)	11/24/2027		1,979,540	1,984,488
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(i)	–	(h)	9/28/2029		3,597,233	3,552,267
Iris Holding, Inc. Term Loan	9.141% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028		11,095,455	10,728,917
Lonza Group AG USD Term Loan B (Luxembourg)(a)	8.354% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		16,362,033	15,995,687
Plaskolite LLC 2021 Term Loan	8.776% (3 mo. USD Term SOFR + 4.00%	)	12/15/2025		9,605,266	9,262,406
PMHC II, Inc. 2022 Term Loan B	8.689% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029		8,095,609	7,999,474
Total						54,448,239

Commercial Services 0.91%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.162% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		12,345,382	12,401,862

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
CoreLogic, Inc. 2nd Lien Term Loan	10.926% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	$14,430,000	$14,102,295
Crash Champions LLC 2024 Term Loan B	9.271% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	14,120,110	12,886,859
Spin Holdco, Inc. 2021 Term Loan	8.706% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	18,378,622	15,429,588
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	–	(h)	1/28/2030	9,795,000	9,011,400
TruGreen Ltd. Partnership 2020 Term Loan	8.412% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027	7,809,662	7,603,253
Total					71,435,257

Consumer Non-Durables 0.12%
Anastasia Parent LLC 2018 Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	11,586,473	9,433,648

Containers & Packaging 0.10%
Tosca Services LLC 2024 First Out Superpriority Term Loan	9.799% (1 mo. USD Term SOFR + 5.50%	)	11/30/2028	1,195,992	1,241,965
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	–	(h)	11/30/2028	7,228,679	6,256,422
Total					7,498,387

Cosmetics/Personal Care 0.18%
Conair Holdings LLC Term Loan B	8.176% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	14,877,231	13,794,020

Diversified Financial Services 0.27%
Advisor Group, Inc. 2024 Term Loan B	7.812% (1 mo. USD Term SOFR + 3.50%	)	8/17/2028	7,173,845	7,218,359
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B (United Kingdom)(a)	–	(h)	12/4/2031	6,930,000	6,978,753
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.562% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028	7,012,000	7,117,180
Total					21,314,292

Electronics 0.12%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.587% (1 mo. USD Term SOFR + 4.25%	)	12/2/2031	9,194,000	9,215,054

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Energy: Alternate Sources 0.07%
CPV Fairview LLC Term Loan B	7.812% (1 mo. USD Term SOFR + 3.50%	)	8/14/2031	$5,278,014	$5,327,496

Engineering & Construction 0.05%
Brand Industrial Services, Inc. 2024 Term Loan B	9.071% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	3,664,228	3,617,070

Entertainment 0.09%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.30% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029	6,829,840	6,951,172

Financial 0.17%
Asurion LLC 2021 Second Lien Term Loan B4	9.676% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	13,898,000	13,553,816

Food 0.18%
Aspire Bakeries Holdings LLC Term Loan	8.562% (1 mo. USD Term SOFR + 4.25%	)	12/13/2030	6,432,796	6,545,370	(j)
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	–	(h)	6/9/2028	7,722,395	7,539,799
Total					14,085,169

Gaming/Leisure 0.17%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	9.495% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,175,824	6,012,165
United FP Holdings LLC 2019 1st Lien Term Loan	8.552% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	7,900,457	7,679,244
Total					13,691,409

Health Care Services 0.62%
ADMI Corp. 2021 Incremental Term Loan B3	8.176% (1 mo. USD Term SOFR + 3.75%	)	12/23/2027	13,870,101	13,774,744
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.791% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,297,853	7,176,197
National Mentor Holdings, Inc. 2021 Term Loan	8.162% - 8.18% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	1,754,126	1,738,585
National Mentor Holdings, Inc. 2021 Term Loan C	8.179% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	31,000	30,726

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Star Parent, Inc. Term Loan B	8.329% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	$15,717,529	$15,539,606
Team Health Holdings, Inc. 2022 Term Loan B	9.541% (3 mo. USD Term SOFR + 5.25%	)	3/2/2027	9,396,406	9,149,844
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(e)	–	(h)	10/1/2025	2,773,122	984,458
Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan	11.546% (3 mo. USD Term SOFR + 7.25%	)	6/9/2025	320,744	325,555
Wellpath Holdings, Inc. 2024 New Money Term Loan 1	5.516% (3 mo. USD Term SOFR + 1.00%	)	6/9/2025	327,813	332,731	(k)
Total					49,052,446

Healthcare 0.31%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.541% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	3,957,806	3,840,932
Electron BidCo, Inc. 2021 Term Loan	7.062% (1 mo. USD Term SOFR + 2.75%	)	11/1/2028	972,636	980,597
Gainwell Acquisition Corp. Term Loan B	8.429% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	10,630,245	10,149,226
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)	8.679% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,110,000	6,976,688
Physician Partners LLC Term Loan	8.441% (3 mo. USD Term SOFR + 4.00%	)	12/26/2028	6,410,665	2,683,665
Total					24,631,108

Home Furnishings 0.13%
Tempur Sealy International, Inc. 2024 Term Loan B	6.84% (1 mo. USD Term SOFR + 2.50%	)	10/24/2031	10,000,000	10,047,950

Household Equipment/Products 0.08%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	8.288% (3 mo. USD Term SOFR + 4.00%	)	7/8/2031	6,569,535	6,221,580

Housing 0.12%
Oscar AcquisitionCo LLC Term Loan B	–	(h)	4/29/2029	9,736,000	9,718,621

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Information Technology 0.05%
Ensono LP 2021 Term Loan	8.426% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	$3,959,079	$3,960,326

Insurance 0.08%
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.562% (1 mo. USD Term SOFR + 5.25%	)	7/2/2031	6,360,000	6,436,829

Integrated Energy 0.14%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	9.59% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	12,818,311	10,639,198

Internet 0.17%
Barracuda Networks, Inc. 2022 Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%	)	8/15/2029	8,826,484	7,799,037
MH Sub I LLC 2021 2nd Lien Term Loan	10.562% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029	3,025,738	2,994,225
MH Sub I LLC 2023 Term Loan	8.562% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	1,755,870	1,739,962
MH Sub I LLC 2024 Term Loan B4	8.562% (1 mo. USD Term SOFR + 4.25%	)	12/11/2031	1,188,116	1,155,740
Total					13,688,964

Investment Management Companies 0.17%
NEXUS Buyer LLC 2024 Term Loan B	8.312% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031	13,107,794	13,166,648

Leisure Time 0.17%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(a)	7.426% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030	8,989,989	8,986,258
Fitness International LLC 2024 Term Loan B	9.562% (1 mo. USD Term SOFR + 5.25%	)	2/5/2029	4,213,444	4,257,348
Total					13,243,606

Lodging 0.04%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.662% (1 mo. USD Term SOFR + 4.25%	)	12/11/2028	3,188,988	3,224,864

Machinery: Construction & Mining 0.19%
Revere Power LLC Term Loan B	–	(h)	3/27/2026	13,429,634	13,443,063
Revere Power LLC Term Loan C	–	(h)	3/27/2026	1,184,744	1,185,929
Total					14,628,992

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Machinery: Diversified 0.55%
CPM Holdings, Inc. 2023 Term Loan	8.837% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	$25,904,669	$24,749,710
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	11.09% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029	1,308,359	1,317,079
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	10.59% (3 mo. USD Term SOFR + 6.00%	)	5/21/2029	5,000,000	5,032,500
GrafTech Finance, Inc. 2024 Term Loan(i)	–	(h)	11/11/2029	2,041,657	2,115,667
GrafTech Finance, Inc. 2024 Term Loan	10.329% (3 mo. USD Term SOFR + 6.00%	)	11/11/2029	3,572,899	3,702,417
LSF12 Badger Bidco LLC Term Loan B	10.312% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	6,356,923	6,317,192
SPX Flow, Inc. 2024 1st Lien Term Loan B	7.312% (1 mo. USD Term SOFR + 3.00%	)	4/5/2029	6,951	7,024
Total					43,241,589

Media 0.67%
DirecTV Financing LLC 2024 Term Loan	9.802% (3 mo. USD Term SOFR + 5.25%	)	8/2/2029	16,908,817	16,821,905
NEP Group, Inc. 2023 Term Loan B	–	(h)	8/19/2026	10,715,823	9,687,801
Sinclair Television Group, Inc. 2021 Term Loan B3	7.426% (1 mo. USD Term SOFR + 3.00%	)	4/1/2028	8,692,045	7,480,591
Sinclair Television Group, Inc. 2022 Term Loan B4	8.162% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	13,436,532	11,433,615
Sinclair Television Group, Inc. Term Loan B2B	6.926% (1 mo. USD Term SOFR + 2.50%	)	9/30/2026	1,668,115	1,666,380
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	5,500,000	5,402,183
Total					52,492,475

Media: Content 0.01%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	11.426% (3 mo. USD Term SOFR + 7.00%	)	10/19/2026	1,186,388	947,627

Metal Fabricate/Hardware 0.29%
Grinding Media, Inc. 2024 Term Loan B	8.021% (3 mo. USD Term SOFR + 3.50%	)	10/12/2028	3,954,535	3,976,799

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2022 Term Loan	10.245% (6 mo. USD Term SOFR + 5.75%	)	3/31/2028	$15,136,399	$14,816,643
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(i)	10.412% - 10.41% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	1,156,078	1,129,708
Tank Holding Corp. 2023 Incremental Term Loan	10.412% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	2,726,587	2,664,394
Total					22,587,544

Oil & Gas 0.17%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.077% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029	13,414,345	13,446,003

Oil & Gas Services 0.09%
BANGL LLC Term Loan B	8.81% (3 mo. USD Term SOFR + 4.50%	)	2/1/2029	6,699,882	6,758,506

Pharmaceuticals 0.08%
HLF Financing SARL LLC 2024 8th Amendment Term Loan B	11.062% (1 mo. USD Term SOFR + 6.75%	)	4/12/2029	6,664,557	6,612,673

Pipelines 0.14%
EPIC Y-Grade Services LP 2024 Term Loan B	10.044% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	7,911,245	7,948,032
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.022% (3 mo. USD Term SOFR + 4.50%	)	5/10/2029	3,296,737	3,340,518
Total					11,288,550

Retail 0.83%
BCPE Grill Parent 2023 Term Loan B	9.062% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	8,267,900	8,214,737
Kodiak Building Partners, Inc. 2024 Term Loan B	8.046% (3 mo. USD Term SOFR + 3.75%	)	12/4/2031	4,814,000	4,822,689
Park River Holdings, Inc. Term Loan	7.822% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	14,180,346	13,924,249
RVR Dealership Holdings LLC Term Loan B	8.162% (1 mo. USD Term SOFR + 3.75%	)	2/8/2028	11,338,554	10,686,587
Staples, Inc. 2024 Term Loan B	10.177% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,743,075	10,370,398

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Torrid LLC 2021 Term Loan B	10.067% - 10.18% (3 mo. USD Term SOFR + 5.50%	)	6/14/2028		$18,634,423	$17,333,368
Total						65,352,028

Service 0.06%
DTI Holdco, Inc. 2022 Term Loan	9.062% (1 mo. USD Term SOFR + 4.75%	)	4/26/2029		4,623,351	4,669,076

Software 0.84%
Applied Systems, Inc. 2024 2nd Lien Term Loan	9.579% (3 mo. USD Term SOFR + 5.25%	)	2/23/2032		1,032,372	1,057,407
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.041% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032		10,525,000	10,462,534
Constant Contact, Inc. Second Lien Term Loan	12.064% (3 mo. USD Term SOFR + 7.50%	)	2/12/2029		11,170,000	9,159,400
Constant Contact, Inc. Term Loan	8.564% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028		10,974,214	10,086,455
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.562% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032		4,942,000	4,899,647
Modena Buyer LLC Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031		9,620,887	9,109,826
Physician Partners LLC 2025 Term Loan A	12.50% (PRIME Rate + 5.00%	)	12/31/2029		1,451,460	1,342,600
Polaris Newco LLC EUR Term Loan B	6.725% (1 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	4,801,187	4,876,158
Project Alpha Intermediate Holding, Inc. 2024 2nd Lien Incremental Term Loan	–	(h)	11/22/2032		$3,186,000	3,221,843
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	9.557% (3 mo. USD Term SOFR + 5.25%	)	7/16/2032		1,623,000	1,664,086
Rocket Software, Inc. 2023 USD Term Loan B	8.562% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028		6,031,803	6,115,554
Sophia LP 2024 2nd Lien Term Loan	9.062% (1 mo. USD Term SOFR + 4.75%	)	11/22/2032		4,212,500	4,320,467
Total						66,315,977

Telecommunications 0.30%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.948% (6 mo. USD Term SOFR + 5.25%	)	11/29/2030		1,554,000	1,577,310

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.776% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	$14,123,415	$13,264,006
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.776% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	9,195,766	8,593,581
Total					23,434,897

Transportation 0.09%
PODS LLC 2021 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.00%	)	3/31/2028	7,816,802	7,145,534
Utilities 0.73%
Calpine Corp. 2024 Term Loan B10	6.062% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	10,000,000	10,007,050
Lightstone Holdco LLC 2022 Extended Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	13,078,529	13,242,076
Lightstone Holdco LLC 2022 Extended Term Loan C	10.041% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	679,003	687,494
Nautilus Power LLC 2023 Term Loan B	9.84% (3 mo. USD Term SOFR + 5.25%	)	11/16/2026	14,387,185	14,396,249
Red Oak Power LLC Term Loan	8.329% (3 mo. USD Term SOFR + 4.00%	)	10/1/2030	12,742,065	12,811,127
South Field LLC Term Loan B	8.079% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	6,071,064	6,106,488
South Field LLC Term Loan C	8.079% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	378,460	380,668
Total					57,631,152
Total Floating Rate Loans (cost $889,987,069)					887,727,856

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.26%

Angola 0.13%
Angola Government International Bonds	8.00%		11/26/2029	6,350,000	5,739,447
Angola Government International Bonds	8.25%		5/9/2028	5,000,000	4,724,194
Total					10,463,641

Nigeria 0.13%
Nigeria Government International Bonds	8.375%		3/24/2029	10,350,000	10,168,345
Total Foreign Government Obligations (cost $20,679,826)					20,631,986

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.79%
Government National Mortgage Association(l)	6.00%		TBA	$36,287,000	$36,555,467
Government National Mortgage Association(l)	6.50%		TBA	36,042,000	36,704,224
Government National Mortgage Association(l)	7.00%		TBA	35,542,000	36,450,256
Uniform Mortgage-Backed Security(l)	6.00%		TBA	36,340,000	36,549,799
Uniform Mortgage-Backed Security(l)	6.50%		TBA	35,603,000	36,451,034
Uniform Mortgage-Backed Security(l)	7.00%		TBA	34,842,000	36,272,809
Total Government Sponsored Enterprises Pass-Throughs (cost $218,285,361)					218,983,589

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.43%
ACRES Commercial Realty Ltd. Series 2021-FL1 Class AS†	6.016% (1 mo. USD Term SOFR + 1.71%	)#	6/15/2036	6,106,800	6,122,688
MF1 LLC Series 2024-FL14 Class A†	6.036% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	6,314,000	6,340,355
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	20,000,000	21,174,718
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,474,788)					33,637,761
Total Long-Term Investments (cost $7,777,053,355)					7,855,025,347

SHORT-TERM INVESTMENTS 4.54%

REPURCHASE AGREEMENTS 1.25%
Repurchase Agreement dated 1/31/2025, 4.330% due 2/3/2025 with Barclays Bank PLC collateralized by $90,765,200 of U.S. Treasury Bond at 4.500% due 1/15/2054; value: $87,755,102; proceeds: $86,031,032 (cost $86,000,000)				86,000,000	86,000,000
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $12,215,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $12,267,335; proceeds: $12,028,769 (cost $12,026,715)				12,026,715	12,026,715
Total Repurchase Agreements (cost $98,026,715)					98,026,715

TIME DEPOSITS 0.33%
CitiBank N.A.(m) (cost $25,824,863)				25,824,863	25,824,863

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 2.96%
Fidelity Government Portfolio(m) (cost $232,423,767)	232,423,767	$232,423,767
Total Short-Term Investments (cost $356,275,345)		356,275,345
Total Investments in Securities 104.52% (cost $8,133,328,700)		8,211,300,692
Less Unfunded Loan Commitments (0.07%) (cost $5,811,808)		(5,838,472)
Net Investments in Securities 104.45% (cost $8,127,516,892)		8,205,462,220
Other Assets and Liabilities - Net(n) (4.44)%		(348,987,947)
Net Assets 100.00%		$7,856,474,273

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $5,003,133,164, which represents 63.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(k)).
(e)	Defaulted (non-income producing security).
(f)	Step Bond - Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2025.
(h)	Interest Rate to be determined.
(i)	Security partially/fully unfunded. See Note 2(l)).
(j)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Security was purchased with the cash collateral from loaned securities.

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

(n)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at January 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S43(4)	Bank of America	5.00%	12/20/2029	$262,250,000	$19,444,663	$1,899,002	$21,343,665

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	$3,000,000	$(152,873)	$104,516	$(48,357)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,003,518. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Forward Foreign Currency Exchange Contracts at January 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	3/14/2025	1,752,000	$2,168,801	$2,172,038	$3,237
Euro	Buy	Bank of America	2/20/2025	1,993,000	2,044,522	2,069,032	24,510
Euro	Buy	Morgan Stanley	2/20/2025	3,845,000	3,974,219	3,991,683	17,464
British pound	Sell	Bank of America	3/14/2025	879,000	1,098,497	1,089,738	8,759
British pound	Sell	Barclays Bank PLC	3/14/2025	802,000	1,015,023	994,278	20,745
British pound	Sell	State Street Bank and Trust	3/14/2025	171,865,000	218,220,428	213,069,237	5,151,191
British pound	Sell	State Street Bank and Trust	3/14/2025	1,967,000	2,509,128	2,438,584	70,544
British pound	Sell	State Street Bank and Trust	3/14/2025	4,331,000	5,515,184	5,369,347	145,837
British pound	Sell	State Street Bank and Trust	3/14/2025	8,078,000	10,313,595	10,014,682	298,913
British pound	Sell	State Street Bank and Trust	3/14/2025	2,170,000	2,711,598	2,690,252	21,346
British pound	Sell	State Street Bank and Trust	3/14/2025	672,000	839,684	833,110	6,574
Euro	Sell	Morgan Stanley	2/20/2025	1,818,000	1,895,546	1,887,356	8,190
Euro	Sell	State Street Bank and Trust	2/20/2025	147,732,000	157,224,520	153,367,888	3,856,632
Euro	Sell	State Street Bank and Trust	2/20/2025	3,922,000	4,152,181	4,071,622	80,559
Euro	Sell	Toronto Dominion Bank	2/20/2025	3,339,000	3,539,951	3,466,381	73,570
Swiss franc	Sell	State Street Bank and Trust	2/28/2025	4,542,000	5,175,290	5,000,582	174,708
Swiss franc	Sell	State Street Bank and Trust	2/28/2025	2,867,000	3,271,004	3,156,466	114,538
Swiss franc	Sell	Toronto Dominion Bank	2/28/2025	7,910,000	9,032,410	8,708,631	323,779
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$10,401,096

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	3/14/2025	1,056,000	$1,345,666	$1,309,174	$(36,492)
Euro	Buy	Bank of America	2/20/2025	1,070,000	1,127,187	1,110,820	(16,367)
Euro	Buy	State Street Bank and Trust	2/20/2025	4,174,000	4,365,682	4,333,236	(32,446)
Euro	Buy	State Street Bank and Trust	2/20/2025	822,000	865,362	853,359	(12,003)
Euro	Buy	State Street Bank and Trust	2/20/2025	4,106,000	4,319,696	4,262,641	(57,055)
British pound	Sell	Bank of America	3/14/2025	3,763,000	4,649,293	4,665,171	(15,878)
British pound	Sell	State Street Bank and Trust	3/14/2025	5,577,000	6,816,368	6,914,073	(97,705)
British pound	Sell	State Street Bank and Trust	3/14/2025	456,000	555,062	565,325	(10,263)
Euro	Sell	Morgan Stanley	2/20/2025	1,207,000	1,242,399	1,253,046	(10,647)
Euro	Sell	State Street Bank and Trust	2/20/2025	7,918,000	8,158,539	8,220,067	(61,528)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(350,384)

Futures Contracts at January 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2025	3,638	Long	$394,719,896	$395,973,562	$1,253,666
U.S. 5-Year Treasury Note	March 2025	5,683	Long	603,933,462	604,617,922	684,460
Total Unrealized Appreciation on Futures Contracts						$1,938,126

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$71,473,814	$–	$71,473,814
Convertible Bonds	–	116,491,208	–	116,491,208
Convertible Preferred Stocks	–	11,580,432	–	11,580,432
Corporate Bonds	–	6,494,498,701	–	6,494,498,701
Floating Rate Loans
Food	–	7,539,799	6,545,370	14,085,169
Health Care Services	–	48,719,715	332,731	49,052,446
Remaining Industries	–	824,590,241	–	824,590,241
Less Unfunded Loan Commitments	–	(5,838,472)	–	(5,838,472)
Foreign Government Obligations	–	20,631,986	–	20,631,986
Government Sponsored Enterprises Pass-Throughs	–	218,983,589	–	218,983,589
Non-Agency Commercial Mortgage-Backed Securities	–	33,637,761	–	33,637,761
Short-Term Investments
Repurchase Agreements	–	98,026,715	–	98,026,715
Time Deposits	–	25,824,863	–	25,824,863
Money Market Funds	232,423,767	–	–	232,423,767
Total	$232,423,767	$7,966,160,352	$6,878,101	$8,205,462,220

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$21,343,665	$–	$21,343,665
Liabilities	–	(48,357)	–	(48,357)
Forward Foreign Currency Exchange Contracts
Assets	–	10,401,096	–	10,401,096
Liabilities	–	(350,384)	–	(350,384)
Futures Contracts
Assets	1,938,126	–	–	1,938,126
Liabilities	–	–	–	–
Total	$1,938,126	$31,346,020	$–	$33,284,146

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

90	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

January 31, 2025

	Climate Focused Bond Fund	Emerging Markets Equity Fund
ASSETS:
Investments in securities, at cost	$33,629,354	$4,484,046
Investments in securities, at fair value including $219,158, $0, $0, $1,157,157 and $248,113,962, respectively, of securities loaned	$32,150,040	$5,378,468
Cash	5,108	76,728
Cash at brokers for forwards, swap contracts and TBA collateral	–	–
Deposits with brokers for futures collateral	109,985	–
Deposits with brokers for forwards and swap contracts collateral	–	–
Foreign cash, at value (cost $26,089, $42,351, $42,804, $32,715 and $4,315,458, respectively)	25,946	33,856
Receivables:
Interest and dividends	340,015	5,185
Investment securities sold	189,172	4,721
Capital shares sold	76,987	–
Variation margin for futures contracts	24,306	–
From advisor (See Note 3)	17,740	15,613
Securities lending income	58	–
Unrealized appreciation on forward foreign currency exchange contracts	529,313	–
Unrealized appreciation on unfunded loan commitments	–	–
Prepaid expenses	39,440	90,222
Total assets	33,508,110	5,604,793
LIABILITIES:
Payables:
Investment securities purchased	283,340	6,872
Collateral due to broker for securities lending	228,212	–
Capital shares reacquired	47,362	–
Management fee	9,610	3,016
12b-1 distribution plan	1,426	1,205
Fund administration	1,098	186
Trustees’ fees	993	621
To brokers for forwards, swap contracts and TBA collateral	–	–
Variation margin for futures contracts	–	–
Variation margin for centrally cleared swap contracts agreements	–	–
Foreign capital gains taxes deferred	–	13,828
Unrealized depreciation on forward foreign currency exchange contracts	12,592	2
Distributions payable	96,463	–
Accrued expenses and other liabilities	64,425	46,981
Total liabilities	745,521	72,711
Commitments and contingent liabilities	–	–
NET ASSETS	$32,762,589	$5,532,082
COMPOSITION OF NET ASSETS:
Paid-in capital	$36,744,820	$5,244,464
Total distributable earnings (loss)	(3,982,231)	287,618
Net Assets	$32,762,589	$5,532,082

92	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$2,752,889	$1,038,236,995	$8,127,516,892

$3,341,881	$1,040,298,283	$8,205,462,220
–	7,729,341	4,608,125
–	–	13,925,001
–	–	550,000
–	401,474	18,974,651

40,516	32,390	4,304,519

1,588	3,344,778	134,785,323
2,577	494,463	466,560,963
1,014	20,120,571	77,758,323
–	–	–
17,441	60,614	512,772
–	126	214,184

–	52,093	10,401,096
–	–	26,664
40,999	156,926	258,519
3,446,016	1,072,691,059	8,938,342,360

161,877	130,340,210	740,035,630
–	1,181,626	258,248,630
–	1,579,342	24,783,481
1,131	149,087	2,003,434
467	18,529	112,074
100	23,854	254,124
1,005	517	127,605
–	–	1,969,770
–	–	550,000
–	179	290,647
1,034	–	–
–	–	350,384
–	3,881,935	52,099,730
67,663	24,752	1,042,578
233,277	137,200,031	1,081,868,087
–	–	–
$3,212,739	$935,491,028	$7,856,474,273

$3,134,241	$933,419,748	$7,765,531,707
78,498	2,071,280	90,942,566
$3,212,739	$935,491,028	$7,856,474,273

See Notes to Financial Statements.	93

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2025

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Net Assets by class:
Class A Shares	$6,136,048	$3,355,613
Class C Shares	$455,278	$594,493
Class F Shares	$2,640,604	$26,352
Class F3 Shares	$105,546	$263,486
Class I Shares	$23,007,046	$501,679
Class R3 Shares	$25,380	$–
Class R4 Shares	$31,397	$–
Class R5 Shares	$21,112	$–
Class R6 Shares	$340,178	$790,459
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	726,698	213,059
Class C Shares	53,906	37,942
Class F Shares	312,715	1,667
Class F3 Shares	12,500	16,667
Class I Shares	2,723,931	31,804
Class R3 Shares	3,005	–
Class R4 Shares	3,718	–
Class R5 Shares	2,500	–
Class R6 Shares	40,294	50,000
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.44	$15.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 5.75%, 5.75%, 2.25%, and 2.25%, respectively)	$8.63	$16.71
Class C Shares-Net asset value	$8.45	$15.67
Class F Shares-Net asset value	$8.44	$15.81
Class F3 Shares-Net asset value	$8.44	$15.81
Class I Shares-Net asset value	$8.45	$15.77
Class R3 Shares-Net asset value	$8.45	$–
Class R4 Shares-Net asset value	$8.44	$–
Class R5 Shares-Net asset value	$8.44	$–
Class R6 Shares-Net asset value	$8.44	$15.81

94	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$1,660,174	$72,294,531	$765,511,892
$131,939	$9,667,073	$259,288,237
$96,406	$53,389,919	$142,509,615
$9,638	$10,667	$352,601,854
$193,635	$800,106,101	$6,323,796,821
$14,036	$–	$1,037,266
$9,597	$–	$125,683
$9,612	$10,667	$784,475
$1,087,702	$12,070	$10,818,430

115,369	7,033,820	77,246,619
9,294	940,485	26,165,434
6,667	5,193,907	14,392,252
667	1,038	35,566,141
13,429	77,842,150	639,422,338
977	–	104,684
667	–	12,682
667	1,038	79,164
75,252	1,174	1,092,037

$14.39	$10.28	$9.91

$15.27	$10.52	$10.14
$14.20	$10.28	$9.91
$14.46	$10.28	$9.90
$14.46	$10.28	$9.91
$14.42	$10.28	$9.89
$14.37	$–	$9.91
$14.40	$–	$9.91
$14.42	$10.28	$9.91
$14.45	$10.28	$9.91

See Notes to Financial Statements.	95

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2025

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $7,172, $2,043, $0 and $0, respectively)	$–	$46,276
Securities lending net income	81	–
Interest and other (net of foreign withholding taxes of $0, $1, $0, $0 and $78,523, respectively)	543,318	623
Total investment income	543,399	46,899
Expenses:
Management fee	48,879	18,530
12b-1 distribution plan–Class A	5,972	4,367
12b-1 distribution plan–Class C	1,851	2,954
12b-1 distribution plan–Class F	1,342	13
12b-1 distribution plan–Class R3	64	–
12b-1 distribution plan–Class R4	39	–
Registration	70,053	67,292
Professional	27,999	21,591
Custody	5,983	17,902
Shareholder servicing	5,885	1,349
Fund administration	5,586	1,140
Reports to shareholders	1,655	1,075
Trustees’ fees	694	251
Other	6,773	5,853
Gross expenses	182,775	142,317
Fees waived and expenses reimbursed (See Note 3)	(112,063)	(109,648)
Net expenses	70,712	32,669
Net investment income (loss)	472,687	14,230
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(66,986)	34,284
Net realized gain/(loss) on futures contracts	179,713	–
Net realized gain/(loss) on forward foreign currency exchange contracts	599,476	–
Net realized gain/(loss) on swap contracts	–	–
Net realized gain/(loss) on foreign currency related transactions	(14,587)	(8,315)
Net change in unrealized appreciation/(depreciation) on investments	(942,196)	(1,059)
Net change in unrealized appreciation/(depreciation) on futures contracts	(211,818)	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	459,338	(2)
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	8,864
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(4,334)	1,433
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	(4)	–
Net realized and unrealized gain/(loss)	(1,398)	35,205
Net Increase in Net Assets Resulting From Operations	$471,289	$49,435

96	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$9,716	$–	$132,424
–	201	1,810,438

169	9,545,066	265,934,635
9,885	9,545,267	267,877,497

6,688	356,130	10,216,017
2,089	26,042	622,681
657	12,017	952,428
48	4,393	56,771
35	–	1,899
12	–	162
67,657	80,723	627,968
27,883	26,435	167,739
3,691	1,523	48,130
677	90,849	2,441,905
595	56,981	1,292,177
618	831	179,636
251	2,949	170,158
7,296	4,713	136,932
118,197	663,586	16,914,603
(105,193)	(127,303)	(928,254)
13,004	536,283	15,986,349
(3,119)	9,008,984	251,891,148

80,961	366,558	27,027,278
–	(39,746)	(15,694,569)
–	42,590	7,856,671
–	(62,973)	16,090,718
(2,383)	(160)	210,731
(20,665)	1,946,245	(4,408,701)

–	17,966	3,132,251

–	51,263	10,244,525

–	(1,235)	1,456,335

599	–	–

801	(1,441)	(149,703)

–	–	22,704
59,313	2,319,067	45,788,240
$56,194	$11,328,051	$297,679,388

See Notes to Financial Statements.	97

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2025

	Climate Focused Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$472,687	$668,568
Net realized gain/(loss)	697,616	(455,520)
Net change in unrealized appreciation/(depreciation)	(699,014)	1,208,534
Net increase in net assets resulting from operations	471,289	1,421,582
Distributions to Shareholders
Class A	(102,310)	(257,616)
Class C	(6,491)	(18,401)
Class F	(48,676)	(144,177)
Class F3	(1,949)	(5,343)
Class I	(330,026)	(585,529)
Class R3	(398)	(1,091)
Class R4	(523)	(1,403)
Class R5	(387)	(1,066)
Class R6	(7,244)	(23,843)
Total distribution to shareholders	(498,004)	(1,038,469)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	12,368,031	4,969,345
Reinvestment of distributions	389,393	740,753
Cost of shares reacquired	(1,131,091)	(3,924,453)
Net increase (decrease) in net assets resulting from capital share transactions	11,626,333	1,785,645
Net increase (decrease) in net assets	11,599,618	2,168,758
NET ASSETS:
Beginning of period	$21,162,971	$18,994,213
End of period	$32,762,589	$21,162,971

98	See Notes to Financial Statements.

Emerging Markets Equity Fund
For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024

$14,230	$83,560
25,969	(46,990)
9,236	522,902
49,435	559,472

(35,540)	(43,887)
(2,405)	(3,450)
(319)	(368)
(3,442)	(3,901)
(6,567)	(7,397)
–	–
–	–
–	–
(10,325)	(11,705)
(58,598)	(70,708)

147,241	189,535
3,700	3,843
(146,081)	(93,588)

4,860	99,790
(4,303)	588,554

$5,536,385	$4,947,831
$5,532,082	$5,536,385

See Notes to Financial Statements.	99

Statements of Changes in Net Assets (continued)

For the Six Months Ended January 31, 2025

	International Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$(3,119)	$13,709
Net realized gain/(loss)	78,578	(25,854)
Net change in unrealized appreciation/(depreciation)	(19,265)	317,416
Net increase in net assets resulting from operations	56,194	305,271
Distributions to Shareholders
Class A	(3,384)	(7,180)
Class C	–	–
Class F	(343)	(515)
Class F3	(44)	(61)
Class I	(927)	(1,440)
Class R3	–	(30)
Class R4	(20)	(39)
Class R5	(44)	(59)
Class R6	(4,126)	(4,957)
Total distribution to shareholders	(8,888)	(14,281)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	313,010	215,449
Reinvestment of distributions	2,703	5,023
Cost of shares reacquired	(76,426)	(572,125)
Net increase (decrease) in net assets resulting from capital share transactions	239,287	(351,653)
Net increase (decrease) in net assets	286,593	(60,663)
NET ASSETS:
Beginning of period	$2,926,146	$2,986,809
End of period	$3,212,739	$2,926,146

100	See Notes to Financial Statements.

Investment Grade Floating Rate Fund
For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024

$9,008,984	$932,440
306,269	222,456
2,012,798	10,896
11,328,051	1,165,792

(845,859)	(213,308)
(85,664)	(32,939)
(295,458)	(9,124)
(745)	(1,902)
(8,274,563)	(627,023)
–	–
–	–
(738)	(1,884)
(37,966)	(108,450)
(9,540,993)	(994,630)

970,675,015	29,924,769
9,106,353	224,593
(87,004,149)	(456,883)

892,777,219	29,692,479
894,564,277	29,863,641

$40,926,751	$11,063,110
$935,491,028	$40,926,751

See Notes to Financial Statements.	101

Statements of Changes in Net Assets (concluded)

For the Six Months Ended January 31, 2025

	Short Duration High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income	$251,891,148	$235,349,481
Net realized gain/(loss)	35,490,829	21,759,355
Net change in unrealized appreciation/(depreciation)	10,297,411	73,922,028
Net increase in net assets resulting from operations	297,679,388	331,030,864
Distributions to Shareholders
Class A	(28,478,162)	(21,136,831)
Class C	(8,528,151)	(5,399,466)
Class F	(5,385,923)	(4,440,104)
Class F3	(13,542,787)	(9,533,432)
Class I	(243,814,128)	(200,687,533)
Class R3	(34,217)	(10,588)
Class R4	(5,782)	(7,179)
Class R5	(17,926)	(5,208)
Class R6	(426,144)	(175,897)
Total distribution to shareholders	(300,233,220)	(241,396,238)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	3,307,972,856	4,642,206,940
Reinvestment of distributions	288,028,313	238,040,808
Cost of shares reacquired	(936,419,019)	(972,225,871)
Net increase in net assets resulting from capital share transactions	2,659,582,150	3,908,021,877
Net increase in net assets	2,657,028,318	3,997,656,503
NET ASSETS:
Beginning of period	$5,199,445,955	$1,201,789,452
End of period	$7,856,474,273	$5,199,445,955

102	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
1/31/2025(c)	$ 8.43	$0.14		$ 0.02	$ 0.16	$(0.15)	$ –	$(0.15)
7/31/2024	8.28	0.26		0.30	0.56	(0.41)	–	(0.41)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.12		(1.00)	(0.88)	(0.24)	(0.10)	(0.34)
7/31/2021	10.30	0.13		0.14	0.27	(0.19)	–	(0.19)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class C
1/31/2025(c)	8.43	0.11		0.03	0.14	(0.12)	–	(0.12)
7/31/2024	8.28	0.21		0.30	0.51	(0.36)	–	(0.36)
7/31/2023	9.16	0.14		(0.85)	(0.71)	(0.17)	–	(0.17)
7/31/2022	10.38	0.05		(0.99)	(0.94)	(0.18)	(0.10)	(0.28)
7/31/2021	10.30	0.05		0.13	0.18	(0.10)	–	(0.10)
5/20/2020 to 7/31/2020(f)	10.00	0.01	(g)	0.31 (g)	0.32	(0.02)	–	(0.02)
Class F
1/31/2025(c)	8.43	0.15		0.01	0.16	(0.15)	–	(0.15)
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class F3
1/31/2025(c)	8.43	0.15		0.02	0.17	(0.16)	–	(0.16)
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.13	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class I
1/31/2025(c)	8.43	0.15		0.02	0.17	(0.15)	–	(0.15)
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.14		0.15	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R3
1/31/2025(c)	8.43	0.13		0.02	0.15	(0.13)	–	(0.13)
7/31/2024	8.28	0.23		0.31	0.54	(0.39)	–	(0.39)
7/31/2023	9.16	0.17		(0.85)	(0.68)	(0.20)	–	(0.20)
7/31/2022	10.38	0.09		(1.00)	(0.91)	(0.21)	(0.10)	(0.31)
7/31/2021	10.30	0.10		0.13	0.23	(0.15)	–	(0.15)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.31 (g)	0.33	(0.03)	–	(0.03)

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.44	1.97	(d)	0.65	(e)	1.47	(e)	3.24	(e)	$ 6,136	39	(d)
8.43	6.80		0.65		1.72		3.14		5,543	59
8.28	(1.39)		0.65		1.78		2.30		4,893	68
9.16	(8.72)		0.65		1.63		1.21		5,108	74
10.38	2.60		0.65		2.05		1.25		4,366	69
10.30	3.37	(d)(h)	0.65	(e)	3.04	(e)	1.28	(e)	3,521	17	(d)

8.45	1.78	(d)	1.25	(e)	2.08	(e)	2.64	(e)	455	39	(d)
8.43	6.15		1.26		2.33		2.53		454	59
8.28	(1.95)		1.26		2.39		1.62		431	68
9.16	(9.29)		1.29		2.27		0.57		852	74
10.38	1.79		1.45		2.84		0.46		901	69
10.30	3.21	(d)(h)	1.45	(e)	3.84	(e)	0.49	(e)	622	17	(d)

8.44	2.07	(d)	0.45	(e)	1.37	(e)	3.45	(e)	2,641	39	(d)
8.43	7.01		0.45		1.62		3.33		2,652	59
8.28	(1.15)		0.45		1.68		2.48		2,973	68
9.16	(8.53)		0.45		1.53		1.41		4,134	74
10.38	2.81		0.45		1.95		1.45		3,866	69
10.30	3.41	(d)(h)	0.45	(e)	2.93	(e)	1.46	(e)	3,089	17	(d)

8.44	2.08	(d)	0.42	(e)	1.23	(e)	3.47	(e)	106	39	(d)
8.43	7.02		0.43		1.49		3.35		105	59
8.28	(1.13)		0.43		1.56		2.52		103	68
9.16	(8.47)		0.39		1.42		1.46		115	74
10.38	2.88		0.38		1.81		1.53		130	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	129	17	(d)

8.45	2.19	(d)	0.45	(e)	1.22	(e)	3.43	(e)	23,007	39	(d)
8.43	7.01		0.45		1.52		3.34		11,881	59
8.28	(1.15)		0.45		1.58		2.50		10,139	68
9.16	(8.53)		0.45		1.41		1.40		10,282	74
10.38	2.80		0.45		1.72		1.40		14,042	69
10.30	3.41	(d)(h)	0.45	(e)	2.85	(e)	1.46	(e)	3,089	17	(d)

8.45	1.94	(d)	0.95	(e)	1.79	(e)	2.93	(e)	25	39	(d)
8.43	6.48		0.95		2.01		2.84		25	59
8.28	(1.64)		0.95		2.08		2.02		23	68
9.16	(8.98)		0.95		1.93		0.90		23	74
10.38	2.29		0.95		2.37		0.95		26	69
10.30	3.31	(d)(h)	0.95	(e)	3.33	(e)	0.98	(e)	26	17	(d)

See Notes to Financial Statements.	105

Financial Highlights (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class R4
1/31/2025(c)	$ 8.43	$0.14		$0.01	$0.15	$(0.14)	$ –	$(0.14)
7/31/2024	8.28	0.26		0.30	0.56	(0.41)	–	(0.41)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.11		(1.00)	(0.89)	(0.23)	(0.10)	(0.33)
7/31/2021	10.30	0.12		0.14	0.26	(0.18)	–	(0.18)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.32 (g)	0.34	(0.04)	–	(0.04)
Class R5
1/31/2025(c)	8.43	0.15		0.01	0.16	(0.15)	–	(0.15)
7/31/2024	8.28	0.27		0.31	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R6
1/31/2025(c)	8.43	0.15		0.02	0.17	(0.16)	–	(0.16)
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.37	0.14		(0.99)	(0.85)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.12	0.28	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(g)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 5/20/2020 through 5/28/2020.
(h)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.

106	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.44	1.94	(d)	0.70	(e)	1.51	(e)	3.20	(e)	$31	39	(d)
8.43	6.74		0.70		1.77		3.09		30	59
8.28	(1.40)		0.70		1.83		2.29		28	68
9.16	(8.76)		0.70		1.67		1.16		23	74
10.38	2.54		0.70		2.12		1.20		26	69
10.30	3.36	(d)(h)	0.70	(e)	3.08	(e)	1.24	(e)	26	17	(d)

8.44	2.07	(d)	0.45	(e)	1.26	(e)	3.46	(e)	21	39	(d)
8.43	7.01		0.45		1.51		3.32		21	59
8.28	(1.15)		0.45		1.58		2.51		21	68
9.16	(8.53)		0.45		1.42		1.41		23	74
10.38	2.80		0.45		1.86		1.45		26	69
10.30	3.41	(d)(h)	0.45	(e)	2.83	(e)	1.49	(e)	26	17	(d)

8.44	2.08	(d)	0.42	(e)	1.25	(e)	3.47	(e)	340	39	(d)
8.43	7.02		0.43		1.49		3.36		452	59
8.28	(1.13)		0.43		1.57		2.54		383	68
9.16	(8.47)		0.39		1.43		1.46		428	74
10.37	2.88		0.38		1.79		1.52		449	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	309	17	(d)

See Notes to Financial Statements.	107

Financial Highlights (unaudited)

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class A
1/31/2025(c)	$15.77	$0.04		$0.11		$0.15	$(0.17)	$15.75
7/31/2024	14.41	0.24		1.32		1.56	(0.20)	15.77
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
3/2/2022 to 7/31/2022(f)	15.00	0.17	(g)	(1.61	)(g)	(1.44)	–	13.56
Class C
1/31/2025(c)	15.65	(0.02)		0.10		0.08	(0.06)	15.67
7/31/2024	14.30	0.13		1.32		1.45	(0.10)	15.65
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(f)	15.00	0.13	(g)	(1.61	)(g)	(1.48)	–	13.52
Class F
1/31/2025(c)	15.84	0.06		0.10		0.16	(0.19)	15.81
7/31/2024	14.46	0.27		1.33		1.60	(0.22)	15.84
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class F3
1/31/2025(c)	15.84	0.07		0.11		0.18	(0.21)	15.81
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class I
1/31/2025(c)	15.81	0.06		0.11		0.17	(0.21)	15.77
7/31/2024	14.45	0.27		1.32		1.59	(0.23)	15.81
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class R6
1/31/2025(c)	15.84	0.07		0.11		0.18	(0.21)	15.81
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(g)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(h)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.

108	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.93	(d)	1.15	(e)	4.99	(e)	0.49	(e)	$3,356	36	(d)
11.01		1.15		6.03		1.65		3,410	79
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(d)(h)	1.24	(e)	3.77	(e)	2.86	(e)	2,727	56	(d)

0.53	(d)	1.90	(e)	5.74	(e)	(0.26	)(e)	594	36	(d)
10.22		1.90		6.77		0.90		543	79
7.37		1.93		5.85		0.84		496	145
(9.80	)(d)(h)	1.99	(e)	4.52	(e)	2.11	(e)	451	56	(d)

1.08	(d)	0.90	(e)	4.85	(e)	0.76	(e)	26	36	(d)
11.20		0.90		5.86		1.90		26	79
8.57		0.94		4.93		1.83		24	145
(9.47	)(d)(h)	0.99	(e)	3.62	(e)	3.11	(e)	23	56	(d)

1.11	(d)	0.84	(e)	4.70	(e)	0.81	(e)	263	36	(d)
11.30		0.82		5.76		1.98		264	79
8.61		0.85		4.74		1.91		241	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.20	(e)	226	56	(d)

1.05	(d)	0.90	(e)	4.74	(e)	0.75	(e)	502	36	(d)
11.24		0.90		5.77		1.90		501	79
8.54		0.93		4.82		1.83		458	145
(9.47	)(d)(h)	0.99	(e)	3.52	(e)	3.11	(e)	430	56	(d)

1.11	(d)	0.84	(e)	4.70	(e)	0.81	(e)	790	36	(d)
11.30		0.82		5.76		1.98		792	79
8.61		0.85		4.75		1.91		723	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.19	(e)	679	56	(d)

See Notes to Financial Statements.	109

Financial Highlights (unaudited)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class A
1/31/2025(c)	$14.15	$(0.02)		$0.29		$0.27	$(0.03)	$14.39
7/31/2024	12.66	0.06		1.49		1.55	(0.06)	14.15
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12
Class C
1/31/2025(c)	13.99	(0.07)		0.28		0.21	–	14.20
7/31/2024	12.54	(0.04)		1.49		1.45	–	13.99
7/31/2023	11.49	(0.04)		1.09		1.05	–	12.54
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(f)	15.00	(0.02	)(g)	0.13	(g)	0.11	–	15.11
Class F
1/31/2025(c)	14.23	–	(i)	0.28		0.28	(0.05)	14.46
7/31/2024	12.71	0.09		1.51		1.60	(0.08)	14.23
7/31/2023	11.62	0.08		1.10		1.18	(0.09)	12.71
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class F3
1/31/2025(c)	14.23	–		0.30		0.30	(0.07)	14.46
7/31/2024	12.72	0.09		1.51		1.60	(0.09)	14.23
7/31/2023	11.63	0.09		1.10		1.19	(0.10)	12.72
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class I
1/31/2025(c)	14.20	–	(i)	0.29		0.29	(0.07)	14.42
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.02		1.16		1.18	(0.10)	12.70
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class R3
1/31/2025(c)	14.12	(0.04)		0.29		0.25	–	14.37
7/31/2024	12.63	0.02		1.50		1.52	(0.03)	14.12
7/31/2023	11.55	0.03		1.09		1.12	(0.04)	12.63
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.12	(g)	0.11	–	15.11
Class R4
1/31/2025(c)	14.16	(0.02)		0.29		0.27	(0.03)	14.40
7/31/2024	12.66	0.05		1.51		1.56	(0.06)	14.16
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12

110	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.83	(d)	0.95	(e)	8.02	(e)	(0.28	)(e)	$1,660	54	(d)
12.38		0.95		9.37		0.43		1,672	88
10.06		0.98		12.38		0.46		1,747	86
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(d)(h)	1.06	(e)	16.19	(e)	(0.38	)(e)	1,058	5	(d)

1.50	(d)	1.70	(e)	8.77	(e)	(1.03	)(e)	132	54	(d)
11.56		1.70		10.20		(0.30)		130	88
9.14		1.74		13.30		(0.33)		93	86
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(d)(h)	1.81	(e)	16.91	(e)	(1.13	)(e)	102	5	(d)

1.98	(d)	0.70	(e)	7.87	(e)	(0.04	)(e)	96	54	(d)
12.65		0.70		9.23		0.67		95	88
10.33		0.73		12.35		0.69		85	86
(23.27)		0.81		6.51		0.68		77	84
0.87	(d)(h)	0.81	(e)	16.02	(e)	(0.14	)(e)	101	5	(d)

2.01	(d)	0.66	(e)	7.72	(e)	–	(e)	10	54	(d)
12.77		0.65		9.12		0.73		9	88
10.38		0.63		12.23		0.80		8	86
(23.13)		0.73		6.27		0.74		8	84
0.87	(d)(h)	0.73	(e)	15.76	(e)	(0.15	)(e)	10	5	(d)

2.02	(d)	0.70	(e)	7.77	(e)	(0.03	)(e)	194	54	(d)
12.62		0.70		9.09		0.66		201	88
10.36		0.69		9.81		0.15		233	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

1.77	(d)	1.20	(e)	8.28	(e)	(0.55	)(e)	14	54	(d)
12.09		1.20		9.64		0.17		13	88
9.74		1.22		12.58		0.25		12	86
(23.61)		1.31		6.93		0.18		8	84
0.80	(d)(h)	1.31	(e)	16.38	(e)	(0.62	)(e)	10	5	(d)

1.91	(d)	0.95	(e)	7.95	(e)	(0.25	)(e)	10	54	(d)
12.37		0.95		9.39		0.42		9	88
10.01		1.00		12.52		0.43		8	86
(23.41)		1.06		6.68		0.41		8	84
0.80	(d)(h)	1.06	(e)	16.12	(e)	(0.35	)(e)	10	5	(d)

See Notes to Financial Statements.	111

Financial Highlights (unaudited)(concluded)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class R5
1/31/2025(c)	$14.20	$–	(i)	$0.29		$0.29	$(0.07)	$14.42
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.08		1.10		1.18	(0.10)	12.70
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class R6
1/31/2025(c)	14.23	–	(i)	0.29		0.29	(0.07)	14.45
7/31/2024	12.72	0.10		1.50		1.60	(0.09)	14.23
7/31/2023	11.63	0.10		1.09		1.19	(0.10)	12.72
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(g)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(h)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(i)	Amount less than $0.01.
(j)	Amount is less than 0.01%.

112	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.02	(d)	0.70	(e)	7.74	(e)	(0.02	)(e)	$10	54	(d)
12.69		0.71		9.14		0.66		9	88
10.27		0.75		12.29		0.69		8	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

2.01	(d)	0.65	(e)	7.73	(e)	–	(e)(j)	1,088	54	(d)
12.77		0.62		9.11		0.75		787	88
10.38		0.61		12.08		0.86		792	86
(23.13)		0.73		6.28		0.76		584	84
0.87	(d)(h)	0.73	(e)	15.78	(e)	(0.06	)(e)	756	5	(d)

See Notes to Financial Statements.	113

Financial Highlights (unaudited)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)	Net realized and unrealized gain	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
1/31/2025(c)	$10.23	$0.31	$0.07	$0.38	$ (0.32)	$(0.01)	$(0.33)
7/31/2024	10.10	0.68	0.18	0.86	(0.66)	(0.07)	(0.73)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.09	0.24	(0.14)	–	(0.14)
Class C
1/31/2025(c)	10.23	0.28	0.07	0.35	(0.29)	(0.01)	(0.30)
7/31/2024	10.10	0.60	0.18	0.78	(0.58)	(0.07)	(0.65)
5/1/2023 to 7/31/2023(f)	10.00	0.13	0.09	0.22	(0.12)	–	(0.12)
Class F
1/31/2025(c)	10.23	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class F3
1/31/2025(c)	10.23	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)
7/31/2024	10.10	0.71	0.18	0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class I
1/31/2025(c)	10.23	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R5
1/31/2025(c)	10.23	0.33	0.06	0.39	(0.33)	(0.01)	(0.34)
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R6
1/31/2025(c)	10.23	0.34	0.06	0.40	(0.34)	(0.01)	(0.35)
7/31/2024	10.10	0.71	0.18	0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on May 1, 2023.

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.28	3.76	(d)	0.55	(e)	0.62	(e)	6.01	(e)	$ 72,295	36	(d)
10.23	8.84		0.55		1.50		6.72		4,933	171
10.10	2.44	(d)	0.55	(e)	1.95	(e)	5.88	(e)	1,970	39	(d)

10.28	3.41	(d)	1.15	(e)	1.23	(e)	5.38	(e)	9,667	36	(d)
10.23	7.98		1.35		2.23		5.88		579	171
10.10	2.23	(d)	1.35	(e)	2.75	(e)	4.96	(e)	506	39	(d)

10.28	3.86	(d)	0.35	(e)	0.52	(e)	6.09	(e)	53,390	36	(d)
10.23	9.06		0.35		1.54		6.92		503	171
10.10	2.49	(d)	0.35	(e)	1.85	(e)	5.95	(e)	25	39	(d)

10.28	3.88	(d)	0.30	(e)	0.44	(e)	6.48	(e)	11	36	(d)
10.23	9.13		0.28		1.19		6.95		26	171
10.10	2.50	(d)	0.28	(e)	1.69	(e)	6.00	(e)	25	39	(d)

10.28	3.86	(d)	0.35	(e)	0.43	(e)	6.20	(e)	800,106	36	(d)
10.23	9.06		0.35		1.37		6.91		33,403	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.94	(e)	7,071	39	(d)

10.28	3.86	(d)	0.35	(e)	0.46	(e)	6.45	(e)	11	36	(d)
10.23	9.06		0.35		1.22		6.87		26	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.93	(e)	25	39	(d)

10.28	3.88	(d)	0.30	(e)	0.46	(e)	6.56	(e)	12	36	(d)
10.23	9.13		0.28		1.20		6.94		1,458	171
10.10	2.50	(d)	0.28	(e)	1.68	(e)	6.01	(e)	1,440	39	(d)

See Notes to Financial Statements.	115

Financial Highlights (unaudited)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
1/31/2025(c)	$9.90	$0.38		$0.08	$0.46	$(0.40)	$(0.05)	$(0.45)
7/31/2024	9.64	0.78		0.28	1.06	(0.80)	–	(0.80)
7/31/2023	9.83	0.70		(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49		(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48		0.57	1.05	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.17)	–	(0.17)
Class C
1/31/2025(c)	9.90	0.34		0.08	0.42	(0.36)	(0.05)	(0.41)
7/31/2024	9.64	0.71		0.28	0.99	(0.73)	–	(0.73)
7/31/2023	9.83	0.65		(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42		(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42		0.55	0.97	(0.51)	(0.07)	(0.58)
4/22/2020 to 7/31/2020(f)	10.00	0.13	(g)	0.62 (g)	0.75	(0.14)	–	(0.14)
Class F
1/31/2025(c)	9.89	0.39		0.08	0.47	(0.41)	(0.05)	(0.46)
7/31/2024	9.63	0.80		0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.70		(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.55	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class F3
1/31/2025(c)	9.90	0.40		0.07	0.47	(0.41)	(0.05)	(0.46)
7/31/2024	9.64	0.81		0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.68		(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.54	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class I
1/31/2025(c)	9.88	0.39		0.08	0.47	(0.41)	(0.05)	(0.46)
7/31/2024	9.62	0.80		0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.82	0.74		(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class R3
1/31/2025(c)	9.90	0.37		0.08	0.45	(0.39)	(0.05)	(0.44)
7/31/2024	9.64	0.76		0.27	1.03	(0.77)	–	(0.77)
7/31/2023	9.83	0.67		(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46		(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48		0.53	1.01	(0.56)	(0.07)	(0.63)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.16)	–	(0.16)

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.91	4.70	(d)	0.65	(e)	0.67	(e)	7.61	(e)	$765,512	70	(d)
9.90	11.41		0.65		0.71		8.00		480,252	160
9.64	5.50		0.65		0.86		7.31		92,165	65
9.83	(4.04)		0.71		1.70		4.69		11,090	123
11.00	10.22		0.71		2.00		4.43		9,849	69
10.61	7.81	(d)(h)	0.71	(e)	3.95	(e)	5.45	(e)	1,727	27	(d)

9.91	4.32	(d)	1.39	(e)	1.42	(e)	6.87	(e)	259,288	70	(d)
9.90	10.62		1.36		1.43		7.28		143,009	160
9.64	4.81		1.30		1.48		6.74		25,681	65
9.83	(4.71)		1.42		2.41		4.00		1,399	123
11.00	9.34		1.51		2.91		3.81		1,324	69
10.61	7.58	(d)(h)	1.51	(e)	4.74	(e)	4.64	(e)	584	27	(d)

9.90	4.81	(d)	0.45	(e)	0.58	(e)	7.81	(e)	142,510	70	(d)
9.89	11.63		0.45		0.60		8.19		84,124	160
9.63	5.60		0.46		0.73		7.28		28,477	65
9.83	(3.85)		0.51		1.61		5.12		16,197	123
11.00	10.43		0.51		2.03		4.80		6,071	69
10.61	7.87	(d)(h)	0.51	(e)	3.84	(e)	5.65	(e)	2,574	27	(d)

9.91	4.96	(d)	0.36	(e)	0.40	(e)	7.90	(e)	352,602	70	(d)
9.90	11.70		0.36		0.42		8.29		235,131	160
9.64	5.75		0.44		0.70		7.13		9	65
9.83	(3.79)		0.47		1.48		4.92		9	123
11.00	10.50		0.44		1.97		5.01		11	69
10.61	7.89	(d)(h)	0.44	(e)	3.66	(e)	5.72	(e)	11	27	(d)

9.89	4.81	(d)	0.45	(e)	0.47	(e)	7.82	(e)	6,323,797	70	(d)
9.88	11.63		0.45		0.51		8.19		4,250,474	160
9.62	5.60		0.45		0.61		7.68		1,054,582	65
9.82	(3.94)		0.51		1.54		5.14		2,061	123
11.00	10.44		0.51		2.02		4.94		550	69
10.61	7.87	(d)(h)	0.51	(e)	3.77	(e)	5.65	(e)	531	27	(d)

9.91	4.55	(d)	0.95	(e)	0.97	(e)	7.29	(e)	1,037	70	(d)
9.90	11.08		0.95		1.01		7.73		207	160
9.64	5.19		0.95		1.23		6.99		63	65
9.83	(4.31)		1.01		2.02		4.38		10	123
11.00	9.88		1.01		2.52		4.43		11	69
10.62	7.72	(d)(h)	1.01	(e)	4.21	(e)	5.15	(e)	11	27	(d)

See Notes to Financial Statements.	117

Financial Highlights (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class R4
1/31/2025(c)	$9.90	$0.38		$0.08	$0.46	$(0.40)	$(0.05)	$(0.45)
7/31/2024	9.64	0.78		0.27	1.05	(0.79)	–	(0.79)
7/31/2023	9.83	0.66		(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48		(0.91)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51		0.53	1.04	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.16)	–	(0.16)
Class R5
1/31/2025(c)	9.90	0.39		0.08	0.47	(0.41)	(0.05)	(0.46)
7/31/2024	9.64	0.80		0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.69		(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class R6
1/31/2025(c)	9.90	0.40		0.07	0.47	(0.41)	(0.05)	(0.46)
7/31/2024	9.64	0.81		0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.72		(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.56	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(g)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 4/22/2020 through 4/30/2020.
(h)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.91	4.68	(d)	0.70	(e)	0.72	(e)	7.58	(e)	$126	70	(d)
9.90	11.35		0.70		0.76		7.98		128	160
9.64	5.46		0.73		1.01		6.89		9	65
9.83	(4.08)		0.76		1.75		4.61		9	123
11.00	10.15		0.76		2.26		4.69		11	69
10.62	7.79	(d)(h)	0.76	(e)	3.96	(e)	5.40	(e)	11	27	(d)

9.91	4.81	(d)	0.45	(e)	0.48	(e)	7.77	(e)	784	70	(d)
9.90	11.63		0.45		0.51		8.19		234	160
9.64	5.72		0.47		0.75		7.14		9	65
9.83	(3.83)		0.51		1.49		4.86		9	123
11.00	10.43		0.51		2.01		4.94		11	69
10.61	7.86	(d)(h)	0.51	(e)	3.71	(e)	5.65	(e)	11	27	(d)

9.91	4.86	(d)	0.36	(e)	0.40	(e)	7.90	(e)	10,818	70	(d)
9.90	11.71		0.36		0.42		8.25		5,888	160
9.64	5.74		0.43		0.58		7.47		796	65
9.83	(3.80)		0.47		1.48		4.90		169	123
11.00	10.50		0.44		1.85		4.81		192	69
10.61	7.89	(d)(h)	0.44	(e)	3.69	(e)	5.73	(e)	64	27	(d)

See Notes to Financial Statements.	119

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001.

The Trust currently consists of nine funds as of January 31, 2025. This report covers the following five funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

As of January 31, 2025, each Fund other than the Emerging Markets Equity Fund was diversified within the meaning of the Act. Effective February 7, 2025, the Emerging Markets Equity Fund’s classification changed from non-diversified to diversified.

Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

Segmented Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in

Notes to Financial Statements (continued)

loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Climate Focused Bond Fund’s, International Growth Fund’s and Short Duration High Yield Fund’s U.S. tax returns remains open for the period ended July 31, 2021 through the fiscal year ended July 31, 2024. The statute of limitations on Emerging Markets Equity Fund’s U.S. federal tax returns remains open for the period ended July 31, 2022 through the fiscal year ended July 31, 2024. The statute of limitations on Investment Grade Floating Rate Fund’s U.S. federal tax returns remains open for the period ended July 31, 2023 through the fiscal year ended July 31, 2024. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain/(loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain/(loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain/(loss) based on the amount of variation margin. When a contract is closed, a realized gain/(loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Financial Statements (continued)

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase

Notes to Financial Statements (continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded loan commitments are not

Notes to Financial Statements (continued)

recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded loan commitments is presented, if any, on the Statements of Assets and Liabilities and represents the mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2025, the Funds had the following unfunded loan commitments:

			Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan	$3,597,233	$3,552,267	$3,597,233	$(44,966)
GrafTech Finance, Inc. 2024 Term Loan	2,041,657	2,115,667	2,041,657	74,010
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	174,518	170,538	172,918	(2,380)
Total	$5,813,408	$5,838,472	$5,811,808	$26,664

(m)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statements of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statements of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between

Notes to Financial Statements (continued)

two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(o)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Climate Focused Bond Fund
First $1 billion	.35%
Over $1 billion	.30%

Emerging Markets Equity Fund
First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund
First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund
First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund
First $1 billion	.35%
Over $1 billion	.31%

For the six months ended January 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.16%
Short Duration High Yield Fund	.29%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended January 31, 2025.

Fund	Fund Administration Fee
Climate Focused Bond Fund	$ 5,983
Emerging Markets Equity Fund	17,902
International Growth Fund	3,691
Investment Grade Floating Rate Fund	1,523
Short Duration High Yield Fund	48,130

Notes to Financial Statements (continued)

For the six months ended January 31, 2025 and continuing through November 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2024		Prior to December 1, 2024
	Classes		Classes
Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.42%	.45%	.43%
Emerging Markets Equity Fund	.90%	.89%	.90%	.82%
International Growth Fund	.70%	.68%	.70%	.64%
Investment Grade Floating Rate Fund	.35%	.34%	.35%	.28%
Short Duration High Yield Fund	.45%	.37%	.45%	.36%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25	%(3)	.25%	–	.25%	.25%
Distribution	.05	%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares for shares held less than 1 year and 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the six months ended January 31, 2025 and continuing through November 30, 2025, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended January 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$12	$706
Emerging Markets Equity Fund	60	400
International Growth Fund	50	325
Investment Grade Floating Rate Fund	14,783	465,824
Short Duration High Yield Fund	160,083	2,113,309

The Distributor received the following amounts of CDSCs for the six months ended January 31, 2025:

	Class A	Class C
Climate Focused Bond Fund	$–	$–
Emerging Markets Equity Fund	–	–
International Growth Fund	–	–
Investment Grade Floating Rate Fund	3,030	–
Short Duration High Yield Fund	31,684	33,499

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$498,004	$–	$–	$498,004
Emerging Markets Equity Fund	–	58,598	–	–	58,598
International Growth Fund	–	8,888	–	–	8,888
Investment Grade Floating Rate Fund	–	9,510,909	30,084	–	9,540,993
Short Duration High Yield Fund	–	299,591,006	642,214	–	300,233,220

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$1,038,469	$–	$–	$1,038,469
Emerging Markets Equity Fund	–	70,708	–	–	70,708
International Growth Fund	–	14,281	–	–	14,281
Investment Grade Floating Rate Fund	–	964,929	29,701	–	994,630
Short Duration High Yield Fund	–	241,396,238	–	–	241,396,238

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Climate Focused Bond Fund	$(1,106,990)	$(1,952,157)	$(3,059,147)
Emerging Markets Equity Fund	(477,562)	(17,078)	(494,640)
International Growth Fund	(456,222)	(92,717)	(548,939)
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	–	–	–

As of January 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Climate Focused Bond Fund	$33,860,003	$665,658	$(1,999,466)	$(1,333,808)
Emerging Markets Equity Fund	4,590,852	979,940	(192,326)	787,614
International Growth Fund	2,785,172	591,161	(34,452)	556,709
Investment Grade Floating Rate Fund	1,038,221,968	2,711,503	(584,330)	2,127,173
Short Duration High Yield Fund	8,129,334,085	143,412,755	(53,292,264)	90,120,491

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2025 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Climate Focused Bond Fund	$5,048,622	$16,946,058	$3,573,153	$6,502,181
Emerging Markets Equity Fund	–	2,037,600	–	1,967,043
International Growth Fund	–	1,842,200	–	1,538,362
Investment Grade Floating Rate Fund	142,976,595	969,051,637	62,067,813	63,660,112
Short Duration High Yield Fund	2,179,787,398	4,649,789,956	2,132,343,256	2,394,944,197

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. During the six months ended January 31, 2025, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund, Emerging Markets Equity Fund, Investment Grade Floating Rate Fund and Short Duration High Yield entered into forward foreign currency exchange contracts during the six months ended January 31, 2025 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts

Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into futures contracts during the six months ended January 31, 2025 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into credit default swap contracts during the six months ended January 31, 2025 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swap contracts against default.

Notes to Financial Statements (continued)

As of January 31, 2025, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

		Climate Focused Bond Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$529,313
Futures Contracts(2)		$ 18,922	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)		–	$ 12,592
Futures Contracts(2)		$159,488	–
	Emerging Markets Equity Fund
Liability Derivatives			Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(3)			$2
	Investment Grade Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$52,093	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$408,276
Centrally Cleared Interest Rate Swap Contracts(4)	$260,812	–	–
		Short Duration High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$21,343,665
Forward Foreign Currency Exchange Contracts(1)	–	$10,401,096	–
Futures Contracts(2)	$1,938,126	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$48,357
Forward Foreign Currency Exchange Contracts(3)	–	$350,384	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

Transactions in derivative investments for the six months ended January 31, 2025 were as follows:

		Climate Focused Bond Fund
	Inflation Linked/ Interest Rate Contracts		Foreign Currency Contracts
Net Realized Gain/(Loss)
Forward Foreign Currency Exchange Contracts(1)		–	$599,476
Futures Contracts(2)		$ 179,713	–
Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Exchange Contracts(3)		–	$459,338
Futures Contracts(4)		$(211,818)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)		–	$18,514,351
Futures Contracts(6)		91	–
	Emerging Markets Equity Fund
			Foreign Currency Contracts
Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Exchange Contracts(3)			$ (2)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)			$663
	Investment Grade Floating Rate Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain/(Loss)
Credit Default Swap Contracts(7)	–	–	$(62,973)
Forward Foreign Currency Exchange Contracts(1)	–	$42,590	–
Futures Contracts(2)	$(39,746)	–	–
	Investment Grade Floating Rate Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Change in Unrealized Appreciation/(Depreciation)
CPI/Interest Rate Swap Contracts(8)	$(8,350)	–	–
Credit Default Swap Contracts(8)	–	–	$ 7,115
Forward Foreign Currency Exchange Contracts(3)	–	$51,263	–
Futures Contracts(4)	$17,966	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	$8,118,857	–	–
Credit Default Swap Contracts(5)	–	–	$5,142,857
Forward Foreign Currency Exchange Contracts(5)	–	$1,014,621	–
Futures Contracts(6)	19	–	–

Notes to Financial Statements (continued)

	Short Duration High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(7)	–	–	$16,090,718
Forward Foreign Currency Exchange Contracts(1)	–	$7,856,671	–
Futures Contracts(2)	$(15,694,569)	–	–
Purchased Options(9)	$(41,850)	–	–
Net Change in Unrealized Appreciation/(Depreciation)
Credit Default Swap Contracts(5)	–	–	$1,456,335
Forward Foreign Currency Exchange Contracts(3)	–	$10,244,525	–
Futures Contracts(4)	$3,132,251	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(5)	–	–	$138,312,714
Forward Foreign Currency Exchange Contracts(5)	–	$396,814,108	–
Futures Contracts(6)	5,053	–	–
Purchased Options(5)	$35,714,286	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended January 31, 2025.
(1)	Statements of Operations location: Net realized gain/(loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain/(loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain/(loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
(9)	Statements of Operations location: Net realized gain/(loss) on investments includes options purchased.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Climate Focused Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$529,313	$–	$529,313
Total	$529,313	$–	$529,313

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$3,075	$(2,282)	$–	$–	$793
Barclays Bank plc	5,444	(1,011)	–	–	4,433
Morgan Stanley	17,242	–	–	–	17,242
State Street Bank and Trust	500,777	(6,147)	–	(492,263)	2,367
Toronto Dominion Bank	2,775	(2,775)	–	–	–
Total	$529,313	$(12,215)	$–	$(492,263)	$24,835

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$12,592	$–	$12,592
Total	$12,592	$–	$12,592

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$2,282	$(2,282)	$–	$–	$–
Barclays Bank plc	1,011	(1,011)	–	–	–
State Street Bank and Trust	6,147	(6,147)	–	–	–
Toronto Dominion Bank	3,152	(2,775)	–	–	377
Total	$12,592	$(12,215)	$–	$–	$377

		Emerging Markets Equity Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2	$–	$2
Total	$2	$–	$2

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$2	$–	$–	$–	$2
Total	$2	$–	$–	$–	$2

Notes to Financial Statements (continued)

	Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$52,093	$–	$52,093
Total	$52,093	$–	$52,093

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$50,255	$–	$–	$–	$50,255
Morgan Stanley	1,838	–	–	–	1,838
Total	$52,093	$–	$–	$–	$52,093

	Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$10,401,096	$–	$10,401,096
Total	$10,401,096	$–	$10,401,096

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$33,269	$(32,245)	$–	$–	$1,024
Barclays Bank PLC	20,745	–	–	–	20,745
Morgan Stanley	28,891	(10,647)	–	–	18,244
State Street Bank and Trust	9,920,842	(307,492)	–	(8,276,000)	1,337,350
Toronto Dominion Bank	397,349	–	(290,000)	–	107,349
Total	$10,401,096	$(350,384)	$(290,000)	$(8,276,000)	$1,484,712

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$350,384	$–	$350,384
Total	$350,384	$–	$350,384

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$32,245	$(32,245)	$–	$–	$–
Morgan Stanley	10,647	(10,647)	–	–	–
State Street Bank and Trust	307,492	(307,492)	–	–	–
Total	$350,384	$(350,384)	$–	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2025.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of January 31, 2025.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended January 31, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund

Notes to Financial Statements (continued)

Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Climate Focused Bond Fund	$219,158	$228,212
Investment Grade Floating Rate Fund	1,157,157	1,181,626
Short Duration High Yield Fund	248,113,962	258,248,630

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is

Notes to Financial Statements (continued)

also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions, threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets.

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would

Notes to Financial Statements (continued)

provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans

Notes to Financial Statements (continued)

in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Climate Focused Bond Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	70,458	$597,202	77,942	$647,312
Reinvestment of distributions	6,848	58,066	16,186	134,753
Shares reacquired	(8,047)	(68,146)	(27,723)	(230,087)
Increase	69,259	$587,122	66,405	$551,978

Class C Shares
Shares sold	1	$–	3,007	$24,822
Reinvestment of distributions	55	466	53	444
Shares reacquired	(24)	(200)	(1,237)	(10,105)
Increase	32	$266	1,823	$15,161

Notes to Financial Statements (continued)

Climate Focused Bond Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1	$9	4,988	$41,554
Reinvestment of distributions	257	2,185	1,966	16,358
Shares reacquired	(2,080)	(17,640)	(51,595)	(432,907)
Decrease	(1,822)	$(15,446)	(44,641)	$(374,995)

Class I Shares
Shares sold	1,384,752	$11,753,058	493,037	$4,082,314
Reinvestment of distributions	38,537	326,906	70,071	583,261
Shares reacquired	(107,992)	(914,645)	(378,831)	(3,134,596)
Increase	1,315,297	$11,165,319	184,277	$1,530,979

Class R3 Shares
Shares sold	61	$525	176	$1,462
Reinvestment of distributions	8	65	16	129
Shares reacquired	(16)	(141)	(1)	(8)
Increase	53	$449	191	$1,583

Class R4 Shares
Shares sold	139	$1,176	161	$1,330
Reinvestment of distributions	19	162	47	390
Shares reacquired	(4)	(33)	(3)	(24)
Increase	154	$1,305	205	$1,696

Class R6 Shares
Shares sold	1,898	$16,061	20,810	$170,551
Reinvestment of distributions	182	1,543	650	5,418
Shares reacquired	(15,406)	(130,286)	(14,129)	(116,726)
Increase (decrease)	(13,326)	$(112,682)	7,331	$59,243

Emerging Markets Equity Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,549	$91,002	13,644	$188,085
Reinvestment of distributions	213	3,374	265	3,707
Shares reacquired	(8,905)	(143,932)	(6,243)	(92,606)
Increase (decrease)	(3,143)	$(49,556)	7,666	$99,186

Class C Shares
Shares sold	3,346	$54,009	97	$1,450
Reinvestment of distributions	19	298	10	136
Shares reacquired	(138)	(2,149)	(64)	(982)
Increase	3,227	$52,158	43	$604

Class I Shares
Shares sold	135	$2,230	–	$–
Reinvestment of distributions	2	28	–	–
Increase	137	$2,258	–	$–

Notes to Financial Statements (continued)

International Growth Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,330	$19,172	11,983	$145,539
Reinvestment of distributions	99	1,417	258	3,226
Shares reacquired	(4,213)	(59,134)	(32,120)	(392,441)
Decrease	(2,784)	$(38,545)	(19,879)	$(243,676)

Class C Shares
Shares sold	35	$490	2,967	$38,686
Shares reacquired	–	–	(1,152)	(15,136)
Increase	35	$490	1,815	$23,550

Class I Shares
Shares sold	–	$3	547	$7,705
Reinvestment of distributions	65	927	115	1,440
Shares reacquired	(784)	(11,176)	(4,854)	(60,212)
Decrease	(719)	$(10,246)	(4,192)	$(51,067)

Class R3 Shares
Shares sold	28	$390	28	$375
Reinvestment of distributions	–	–	1	9
Increase	28	$390	29	$384

Class R6 Shares
Shares sold	20,364	$292,955	1,729	$23,144
Reinvestment of distributions	25	359	27	348
Shares reacquired	(426)	(6,116)	(8,745)	(104,336)
Increase (decrease)	19,963	$287,198	(6,989)	$(80,844)

Investment Grade Floating Rate Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,095,527	$83,055,162	288,310	$2,938,566
Reinvestment of distributions	77,265	793,169	11,332	115,459
Shares reacquired	(1,621,018)	(16,641,084)	(12,643)	(129,135)
Increase	6,551,774	$67,207,247	286,999	$2,924,890

Class C Shares
Shares sold	953,330	$9,782,447	7,621	$77,854
Reinvestment of distributions	7,066	72,558	30	307
Shares reacquired	(76,492)	(784,769)	(1,169)	(11,854)
Increase	883,904	$9,070,236	6,482	$66,307

Class F Shares
Shares sold	5,128,330	$52,631,613	49,992	$510,285
Reinvestment of distributions	27,823	285,871	711	7,239
Shares reacquired	(11,401)	(116,999)	(4,048)	(41,239)
Increase	5,144,752	$52,800,485	46,655	$476,285

Class F3 Shares
Shares reacquired	(1,462)	$(14,993)	–	$–
Increase	(1,462)	$(14,993)	–	$–

Notes to Financial Statements (continued)

Investment Grade Floating Rate Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	80,427,188	$825,205,793	2,581,066	$26,398,064
Reinvestment of distributions	774,895	7,954,755	9,930	101,588
Shares reacquired	(6,624,049)	(67,981,995)	(26,880)	(274,655)
Increase	74,578,034	$765,178,553	2,564,116	$26,224,997

Class R5 Shares
Shares reacquired	(1,462)	$(14,993)	–	$–
Increase	(1,462)	$(14,993)	–	$–

Class R6 Shares
Shares reacquired	(141,326)	$(1,449,316)	–	$–
Increase	(141,326)	$(1,449,316)	–	$–

Short Duration High Yield Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,757,571	$345,604,077	42,395,026	$413,714,475
Reinvestment of distributions	2,784,489	27,674,397	2,127,012	20,807,440
Shares reacquired	(8,815,983)	(87,648,593)	(5,560,295)	(54,315,393)
Increase	28,726,077	$285,629,881	38,961,743	$380,206,522

Class C Shares
Shares sold	12,364,244	$122,946,032	12,244,212	$119,643,772
Reinvestment of distributions	832,344	8,270,423	549,138	5,371,788
Shares reacquired	(1,480,854)	(14,717,294)	(1,007,780)	(9,850,673)
Increase	11,715,734	$116,499,161	11,785,570	$115,164,887

Class F Shares
Shares sold	7,720,691	$76,711,891	8,950,714	$86,916,794
Reinvestment of distributions	534,819	5,310,145	452,104	4,407,784
Shares reacquired	(2,368,384)	(23,441,836)	(3,853,499)	(37,159,617)
Increase	5,887,126	$58,580,200	5,549,319	$54,164,961

Class F3 Shares
Shares sold	13,510,450	$134,327,861	24,764,409	$240,889,670
Reinvestment of distributions	1,340,076	13,325,515	972,336	9,530,401
Shares reacquired	(3,030,259)	(30,124,497)	(1,991,804)	(19,530,583)
Increase	11,820,267	$117,528,879	23,744,941	$230,889,488

Class I Shares
Shares sold	264,249,835	$2,621,177,626	387,990,386	$3,775,170,879
Reinvestment of distributions	23,493,828	233,044,239	20,277,680	197,844,593
Shares reacquired	(78,625,480)	(779,208,268)	(87,547,649)	(850,916,993)
Increase	209,118,183	$2,075,013,597	320,720,417	$3,122,098,479

Class R3 Shares
Shares sold	82,935	$825,263	13,499	$132,478
Reinvestment of distributions	3,400	33,765	1,009	9,875
Shares reacquired	(2,525)	(25,129)	(145)	(1,423)
Increase	83,810	$833,899	14,363	$140,930

Notes to Financial Statements (concluded)

Short Duration High Yield Fund	Six Months Ended January 31, 2025 (unaudited	)		Year Ended July 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	166	$1,649	11,487	$112,002
Reinvestment of distributions	552	5,489	658	6,443
Shares reacquired	(940)	(9,402)	(173)	(1,696)
Increase (decrease)	(222)	$(2,264)	11,972	$116,749

Class R5 Shares
Shares sold	69,178	$683,764	22,218	$218,838
Reinvestment of distributions	1,763	17,502	452	4,448
Shares reacquired	(15,375)	(152,592)	(4)	(39)
Increase	55,566	$548,674	22,666	$223,247

Class R6 Shares
Shares sold	572,649	$5,694,693	552,642	$5,408,032
Reinvestment of distributions	34,915	346,838	5,889	58,036
Shares reacquired	(110,559)	(1,091,408)	(46,073)	(449,454)
Increase	497,005	$4,950,123	512,458	$5,016,614

15.	SUBSEQUENT EVENTS

On February 4, 2025, the Board of Trustees of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) pursuant to which the Climate Focused Bond Fund (the “Fund”) will be liquidated and dissolved. It is currently anticipated that the liquidation and dissolution of the Fund will be completed on or around Spring 2025 (the “Liquidation Date”). Please refer to the Fund’s prospectus, as supplemented to date, for more information.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Lord Abbett Trust I

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Climate Focused Bond Fund Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-3 (03/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Diversification Shares – Enhanced Municipal Yield
Completion Fund

For the six-month period ended January 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

9	Statement of Assets and Liabilities (Item 7)

10	Statement of Operations (Item 7)

11	Statement of Changes in Net Assets (Item 7)

12	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

23	Changes in and Disagreements with Accountants (Item 8)

23	Proxy Disclosures (Item 9)

23	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

January 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.71%

MUNICIPAL BONDS 95.71%

Corporate-Backed 12.13%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	$100,000	$99,579
Arkansas Development Finance Authority - Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2	100,000	100,093
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	430,000	432,738
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	250,000	238,687
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	100,000	102,144
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B+	300,000	302,117
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	200,000	200,181
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	100,000	114,442
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	490,000	471,900
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	100,000	99,966
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	100,000	100,015
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	10,000	10,011
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	100,000	100,070
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	200,000	208,913
Niagara Area Development Corp. - Reworld Holding Corp NY†	4.75%		11/1/2042	B	250,000	236,216
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	115,000	107,472
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	500,000	548,058
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	45,000	44,244

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR	$100,000	$102,379
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	300,000	286,663
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	100,000	101,625
Total						4,007,513

Education 1.01%
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2046	BBB-	335,000	335,027

Energy 0.53%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	170,000	173,217

General Obligation 5.43%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	30,000	31,487
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	105,000	107,218
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	245,000	246,688
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	220,000	219,541
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	200,000	203,419
City of Chicago IL GO	5.00%		1/1/2043	BBB	225,000	227,843
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	149,656	104,438
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	357,623	349,944
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	13,480	13,567
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	157,000	163,721
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	11,000	11,810
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania
Department of Transportation AMT	5.25%		6/30/2036	Baa2	105,000	113,880
Total						1,793,556

Health Care 17.43%
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	300,000	215,855
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2040	B-	100,000	98,444

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	$100,000	$101,846
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	475,000	486,754
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	100,000	100,364
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	175,000	176,081
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	250,000	239,515
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2042	BBB	500,000	504,714
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,643
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB	210,000	210,186
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	100,000	101,319
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	110,000	105,768
Massachusetts Development Finance Agency - UMass Memorial Health Care Obligated Group(b)	5.00%	7/1/2035	BBB+	350,000	393,398
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2039	BBB+	490,000	470,929
New York State Dormitory Authority - Catholic Health System Obligated Group	3.00%	7/1/2033	B-	130,000	112,891
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	175,000	171,576
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	435,000	421,166
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-	250,000	266,322
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB	150,000	153,327
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2041	NR	285,000	294,205

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Palomar Health Obligated Group CA	5.00%		11/1/2036	B	$50,000	$45,785
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR	50,000	49,584
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	150,000	172,057
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A	500,000	506,783
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB	310,000	327,505
Total						5,758,017

Housing 7.51%
California Housing Finance Agency	3.25%		8/20/2036	BBB	950,167	889,795
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	243,620
Massachusetts Development Finance Agency - CHF Merrimack Inc†	5.00%		7/1/2044	BB	200,000	203,903
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	193,286	192,846
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	500,000	510,937
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	472,305	441,457
Total						2,482,558

Other Revenue 2.21%
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	225,000	226,657
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	500,000	503,354
Total						730,011

Pollution Control 3.05%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	500,000	503,334
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	B	500,000	504,017
Total						1,007,351

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 3.99%
Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%	5/1/2042	NR	$400,000	$401,780
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	250,000	253,192
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	160,000	160,947
West Villages Improvement District Unit of Development No 7 FL	4.25%	5/1/2029	NR	500,000	501,033
Total					1,316,952

Tax Revenue 10.77%
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	500,000	516,798
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.50%	6/15/2039	NR	375,000	383,382
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	600,000	617,111
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	701,000	695,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	778,000	771,978
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	574,000	575,411
Total					3,560,254

Tobacco 1.66%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	480,000	432,416
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	20,114	19,732
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	100,000	97,544
Total					549,692

Transportation 18.81%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+(c)	10,000	10,272
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	Ba3	500,000	540,973

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2	$500,000	$501,221
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	500,000	493,389
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	450,000	442,574
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	100,000	100,778
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	340,000	344,295
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	250,000	269,176
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3	125,000	120,373
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3	50,000	51,451
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	BBB-	400,000	426,389
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1	300,000	316,789
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2041	Baa3	220,000	234,765
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	250,000	258,367
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	250,000	261,164
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	90,000	95,964
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	400,000	426,210
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	500,000	526,454
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	300,000	316,740
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo AMT	4.00%		1/1/2040	BBB	500,000	479,291
Total						6,216,635

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 11.18%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	$520,000	$513,514
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	500,000	529,991
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	500,000	454,482
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	600,000	595,390
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	100,000	105,139
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	105,000	94,733
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	100,000	100,996
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	250,000	233,742
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	650,000	682,079
Tender Option Bond Trust Receipts/Certificates Revenue Bonds†	8.27%	#(a)	1/1/2056	NR	350,000	384,439
Total						3,694,505
Total Investments in Securities 95.71% (cost $31,543,855)						31,625,288
Other Assets and Liabilities – Net 4.29%						1,419,209
Net Assets 100.00%						$33,044,497

AMT	Income from the security may be subject to Alternative Minimum Tax.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2025, the total value of Rule 144A securities was $9,432,864, which represents 28.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$31,625,288	$–	$31,625,288
Total	$–	$31,625,288	$–	$31,625,288

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2025

ASSETS:
Investments in securities, at fair value (cost $31,543,855)	$31,625,288
Cash	1,158,036
Receivables:
Capital shares sold	441,847
Interest	296,506
From advisor (See Note 3)	6,549
Prepaid expenses	25,821
Total assets	33,554,047
LIABILITIES:
Payables:
Investment securities purchased	424,843
Capital shares reacquired	6,000
Trustees’ fees	119
Distributions payable	58,749
Accrued expenses	19,839
Total liabilities	509,550
Commitments and contingent liabilities	–
NET ASSETS	$33,044,497
COMPOSITION OF NET ASSETS:
Paid-in capital	$32,967,181
Total distributable earnings (loss)	77,316
Net Assets	$33,044,497
Outstanding shares (unlimited number of authorized shares of beneficial interest):	3,238,003
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.21

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2025

Investment income:
Interest and other	$294,075
Expenses:
Professional	15,518
Registration	10,272
Reports to shareholders	1,356
Shareholder servicing	671
Custody	575
Directors’ fees	247
Other	1,757
Gross expenses	30,396
Fees waived and expenses reimbursed (See Note 3)	(30,396)
Net investment income	294,075
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(5,241)
Net change in unrealized appreciation/(depreciation) on investments	10,437
Net realized and unrealized gain/(loss)	5,196
Net Increase in Net Assets Resulting From Operations	$299,271

10	See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2025 (unaudited)	For the Period Ended July 31, 2024*
Operations:
Net investment income	$294,075	$47,355
Net realized gain/(loss)	(5,241)	(1,893)
Net change in unrealized appreciation/(depreciation)	10,437	70,996
Net increase in net assets resulting from operations	299,271	116,458
Distributions to Shareholders
Distributions to shareholders:	(292,311)	(46,102)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	28,225,526	4,712,815
Reinvestment of distributions	153,342	7,774
Cost of shares reacquired	(125,601)	(6,675)
Net increase in net assets resulting from capital share transactions	28,253,267	4,713,914
Net increase in net assets	28,260,227	4,784,270
NET ASSETS:
Beginning of period	$4,784,270	$–
End of period	$33,044,497	$4,784,270

*	For the period April 9, 2024 (commencement of operations) to July 31, 2024.

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income
LADS: Enhanced Municipal Yield Completion Fund
1/31/2025(e)	$10.18	$0.22	$(0.01)	$0.21	$(0.18)
4/9/2024 to 7/31/2024(f)	10.00	0.13	0.18	0.31	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for the period 4/15/2024 through 7/31/2024 was 2.78%.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was on 4/9/2024, SEC effective date and date shares first became available to the public was 4/15/2024.

12	See Notes to Financial Statements.

					Supplemental Data:

Net asset value, end of period	Total return(b)(c) (%)	Total expenses after waivers and/or reimburse- ments(d) (%)	Total expenses(d) (%)	Net investment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate(c) (%)

$10.21	2.43	–	0.44	4.24	$33,044	10
10.18	3.09	–	3.40	4.27	4,784	24

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of nine funds as of January 31, 2025. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the Act. The Fund commenced operations on April 9, 2024.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

14

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's filed U.S. federal tax returns remains open for the period ended July 31, 2024 through the fiscal year ended July 31, 2025. The statute of limitation on the Fund's state and local tax returns may remain open for an additional year depending upon the Fund's jurisdiction.

15

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(f)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain/(loss) based on the amount of variation margin. When a contract is closed, a realized gain/(loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after a customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for Trust certificates in the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for Trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. For the six months ended January 31, 2025, the Fund did not invest in TOBs.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect

16

Notes to Financial Statements (continued)

the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value (“NAV”) per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund's investments as of January 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett.

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to

17

Notes to Financial Statements (continued)

costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$292,311	$–	$–	$–	$292,311

The tax character of distributions paid during the period ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$46,102	$–	$–	$–	$46,102

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
LADS: Enhanced Municipal Yield Completion Fund	$(1,786)	$ –	$(1,786)

18

Notes to Financial Statements (continued)

As of January 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of premium amortization and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
LADS: Enhanced Municipal Yield Completion Fund	$31,542,709	$188,139	$(105,560)	$82,579

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2025 were as follows:

Purchases	Sales
$28,359,674	$1,424,290

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2025.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. As of January 31, 2025, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

19

Notes to Financial Statements (continued)

8.	LINE OF CREDIT

For the period ended January 31, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2025, the did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund's Statement of Operations.

20

Notes to Financial Statements (continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2025, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses. The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objectives.

21

Notes to Financial Statements (concluded)

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2025 (unaudited)	For the period ended July 31, 2024(a)
Shares sold	2,765,481	469,751
Reinvestment of distributions	14,999	765
Shares reacquired	(12,336)	(657)
Increase	2,768,144	469,859

(a)	For the period April 9, 2024, commencement of operations, to July 31, 2024.

22

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Diversification Shares – Enhanced Municipal Yield Completion Fund	EMC-3 (03/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 28, 2025

	By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 28, 2025